                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7822
                                   ---------------------------------------------

                       AMERICAN CENTURY INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               4500 MAIN STREET, KANSAS CITY, MISSOURI        64111
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               (Address of principal executive offices)     (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                   -----------------------------

Date of fiscal year end:      03-31
                           -----------------------------------------------------

Date of reporting period:     12-31-2006
                           -----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PRIME MONEY MARKET FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) - 50.4%
       $35,000,000  Amstel Funding Corp., 5.23%,
                    1/26/07 (Acquired 9/25/06,
                    Cost $34,380,257)(2)                            $ 34,873,003
        30,000,000  Amstel Funding Corp., 5.27%,
                    2/21/07 (Acquired 8/23/06,
                    Cost $29,209,500)(2)                              29,776,025
        11,000,000  Amsterdam Funding Corp., 5.31%,
                    1/5/07 (Acquired 12/28/06,
                    Cost $10,987,020)(2)                              10,993,510
        25,000,000  Amsterdam Funding Corp., 5.19%,
                    4/4/07 (Acquired 10/11/06,
                    Cost $24,387,292)(2)                              24,664,813
        30,000,000  Amsterdam Funding Corp., 5.19%,
                    5/25/07 (Acquired 11/7/06,
                    Cost $29,139,325)(2)                              29,377,200
        20,000,000  Bank of America Corp., 5.18%,
                    4/4/07                                            19,732,625
        23,000,000  BMW U.S. Capital LLC, 5.29%,
                    1/2/07 (Acquired 12/29/06,
                    Cost $22,986,481)(2)                              22,996,620
         2,869,000  Cedar Springs Capital Co., 5.35%,
                    1/3/07 (Acquired 12/22/06,
                    Cost $2,863,884)(2)                                2,868,147
         2,000,000  Cedar Springs Capital Co., 5.40%,
                    1/5/07 (Acquired 12/27/06,
                    Cost $1,997,300)(2)                                1,998,800
         3,954,000  Cedar Springs Capital Co., 5.28%,
                    3/2/07 (Acquired 12/22/06,
                    Cost $3,913,406)(2)                                3,919,205
         2,121,000  Cedar Springs Capital Co., 5.28%,
                    3/5/07 (Acquired 12/22/06,
                    Cost $2,098,291)(2)                                2,101,402
        25,000,000  Cedar Springs Capital Co., 5.24%,
                    3/7/07 (Acquired 11/20/06,
                    Cost $24,610,639)(2)                              24,763,472
        30,000,000  Cedar Springs Capital Co., 5.24%,
                    3/12/07 (Acquired 9/13/06,
                    Cost $29,214,000)(2)                              29,694,334
        11,250,000  Citibank Credit Card Issuance
                    Trust, 5.25%, 2/16/07 (Acquired
                    12/4/06, Cost $11,128,594)(2)                     11,174,531
        11,600,000  CRC Funding LLC, 5.26%, 1/23/07
                    (Acquired 11/21/06, Cost
                    $11,493,222)(2)                                   11,562,712
        36,300,000  Crown Point Capital Co., 5.22%,
                    1/17/07 (Acquired 10/5/06,
                    Cost $35,752,596)(2)                              36,215,784
        18,000,000  Crown Point Capital Co., 5.26%,
                    1/18/07 (Acquired 11/10/06,
                    Cost $17,818,530)(2)                              17,955,290
           806,000  Crown Point Capital Co., 5.27%,
                    1/19/07 (Acquired 10/30/06,
                    Cost $796,443)(2)                                    803,876
         2,900,000  Crown Point Capital Co., 5.25%,
                    3/6/07 (Acquired 10/27/06,
                    Cost $2,845,021)(2)                                2,872,934
         1,000,000  Crown Point Capital Co., 5.24%,
                    3/7/07 (Acquired 10/30/06,
                    Cost $981,369)(2)                                    990,539
         8,500,000  Crown Point Capital Co., 5.21%,
                    4/17/07 (Acquired 10/20/06,
                    Cost $8,279,805)(2)                                8,369,605
         7,850,000  Danske Corporation, 5.26%,
                    1/18/07 (Acquired 9/15/06,
                    Cost $7,706,765)(2)                                7,830,520
        15,880,000  Danske Corporation, 5.24%,
                    2/1/07 (Acquired 9/1/06,
                    Cost $15,526,352)(2)                              15,808,346
         6,000,000  Danske Corporation, 5.21%,
                    4/10/07 (Acquired 11/6/06,
                    Cost $5,865,408)(2)                                5,914,035
         1,168,000  Depfa Bank plc, 5.40%, 1/5/07
                    (Acquired 12/27/06, Cost
                    $1,166,423)(2)                                     1,167,299
        25,000,000  Depfa Bank plc, 5.19%, 3/6/07
                    (Acquired 10/4/06, Cost
                    $24,448,563)(2)                                   24,769,334

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         7,355,000  Depfa Bank plc, 5.24%, 3/15/07
                    (Acquired 12/14/06, Cost
                    $7,257,579)(2)                                     7,276,849
         7,000,000  Emerald Notes of the MBNA,
                    5.26%, 1/5/07 (Acquired
                    10/10/06, Cost $6,911,018)(2)                      6,995,909
         1,300,000  Emerald Notes of the MBNA,
                    5.30%, 1/8/07 (Acquired
                    10/27/06, Cost $1,286,029)(2)                      1,298,660
         7,000,000  Emerald Notes of the MBNA,
                    5.27%, 2/13/07 (Acquired
                    11/17/06, Cost $6,909,910)(2)                      6,955,979
        10,000,000  Emerald Notes of the MBNA,
                    5.25%, 2/20/07 (Acquired
                    12/4/06, Cost $9,886,250)(2)                       9,927,083
        40,000,000  Emerald Notes of the MBNA,
                    5.26%, 2/26/07 (Acquired
                    12/1/06, Cost $39,492,017)(2)                     39,673,022
        14,000,000  Falcon Asset Security Corp. LLC,
                    5.25%, 1/11/07 (Acquired
                    11/2/06, Cost $13,857,083)(2)                     13,979,584
        40,000,000  General Electric Capital Corp.,
                    5.24%, 2/6/07                                     39,790,400
        25,000,000  Goldman Sachs Group, Inc. (The),
                    5.30%, 1/31/07                                    24,889,583
        16,500,000  Govco Incorporated, 5.25%,
                    2/12/07 (Acquired 11/13/06,
                    Cost $16,281,031)(2)                              16,398,938
        25,000,000  Govco Incorporated, 5.20%,
                    3/5/07 (Acquired 10/3/06, Cost
                    $24,451,111)(2)                                   24,772,500
         9,850,000  Govco Incorporated, 5.19%,
                    3/20/07 (Acquired 10/2/06,
                    Cost $9,610,013)(2)                                9,739,237
        12,000,000  HBOS Treasury Services plc,
                    5.24%, 1/30/07                                    11,949,347
           900,000  HBOS Treasury Services plc,
                    5.27%, 2/20/07                                       893,413
        34,000,000  IXIS, 5.24%, 1/26/07 (Acquired
                    9/7/06, Cost $33,302,207)(2)                      33,876,278
        30,000,000  IXIS, 5.23%, 3/16/07 (Acquired
                    11/6/06, Cost $29,433,417)(2)                     29,677,483
        14,000,000  Legacy Capital LLC, 5.27%,
                    1/8/07 (Acquired 12/4/06,
                    Cost $13,928,269)(2)                              13,985,654
         2,300,000  Legacy Capital LLC, 5.25%,
                    1/17/07 (Acquired 10/30/06,
                    Cost $2,273,502)(2)                                2,294,634
           525,000  Legacy Capital LLC, 5.25%,
                    2/22/07 (Acquired 11/10/06,
                    Cost $517,038)(2)                                    521,019
        29,000,000  Legacy Capital LLC, 5.26%,
                    2/23/07 (Acquired 8/23/06,
                    Cost $28,220,351)(2)                              28,775,427
        15,400,000  Legacy Capital LLC, 5.24%,
                    3/6/07 (Acquired 10/16/06-
                    11/10/06, Cost $15,085,383)(2)                    15,256,533
        20,000,000  Lexington Parker Capital, 5.26%,
                    1/8/07 (Acquired 9/7/06,
                    Cost $19,640,908)(2)                              19,979,563
        35,000,000  Lexington Parker Capital, 5.25%,
                    2/14/07 (Acquired 11/10/06,
                    Cost $34,510,000)(2)                              34,775,417
         3,110,000  Lexington Parker Capital, 5.25%,
                    2/16/07 (Acquired 9/15/06,
                    Cost $3,040,155)(2)                                3,089,137
         8,863,000  Lexington Parker Capital, 5.21%,
                    4/4/07 (Acquired 10/18/06,
                    Cost $8,647,511)(2)                                8,743,711
         8,600,000  Nieuw Amsterdam Receivables
                    Corporation, 5.25%, 1/3/07
                    (Acquired 10/3/06, Cost
                    $8,484,617)(2)                                     8,597,492
        26,500,000  Nieuw Amsterdam Receivables
                    Corporation, 5.25%, 1/23/07
                    (Acquired 10/23/06, Cost
                    $26,144,458)(2)                                   26,414,979
        14,000,000  Nieuw Amsterdam Receivables
                    Corporation, 5.30%, 2/9/07
                    (Acquired 12/22/06,
                    Cost $13,899,006)(2)                              13,919,617
        22,650,000  Paradigm Funding LLC, 5.26%,
                    1/12/07 (Acquired 11/21/06,
                    Cost $22,477,910)(2)                              22,613,597

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                           VALUE

--------------------------------------------------------------------------------

        10,000,000  Paradigm Funding LLC, 5.25%,
                    1/19/07 (Acquired 10/12/06,
                    Cost $9,855,625)(2)                                9,973,750
        33,500,000  Paradigm Funding LLC, 5.23%,
                    2/26/07 (Acquired 9/25/06-
                    10/23/06, Cost $32,846,566)(2)                    33,227,560
        30,000,000  Societe Generale, 5.22%, 2/5/07                   29,847,896
        30,000,000  Societe Generale, 5.23%, 3/5/07                   29,725,425
        10,000,000  Spintab AB, 5.24%, 1/30/07                         9,957,789
         4,600,000  Spintab AB, 5.26%, 2/1/07                          4,579,165
        50,000,000  Stadshypotek Deleware, Inc.,
                    5.25%, 1/18/07 (Acquired
                    10/16/06, Cost $49,314,583)(2)                    49,876,041
        16,800,000  Thunder Bay Funding LLC, 5.25%,
                    1/16/07 (Acquired 10/16/06,
                    Cost $16,574,600)(2)                              16,763,250
        50,000,000  Toyota Motor Corp., 5.26%, 1/4/07                 49,978,082
        40,000,000  Tulip Funding Corp., 5.28%,
                    1/3/07 (Acquired 12/8/06,
                    Cost $39,847,467)(2)                              39,988,266
        15,000,000  Variable Funding Capital Co. LLC,
                    VRN, 5.60%, 2/12/07, resets
                    monthly off the 1-month LIBOR
                    minus 0.05% with no caps
                    (Acquired 8/9/06, Cost
                    $15,000,000)(2)                                   15,000,000
        12,000,000  Westpac Banking Corp., 5.23%,
                    1/22/07 (Acquired 10/23/06,
                    Cost $11,841,357)(2)                              11,963,390
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                             1,161,135,620
                                                                 ---------------

CORPORATE BONDS - 19.1%
         3,260,000  A&M Hospital Convention Center,
                    VRN, 5.38%, 1/4/07
                    (LOC: Columbus Bank & Trust)                       3,260,000
         1,285,000  A&M Hospitalities LLC, VRN,
                    5.38%, 1/4/07 (LOC: Columbus
                    Bank & Trust)                                      1,285,000
         5,600,000  AIK Partners LLC, VRN, 5.35%,
                    1/4/07 (LOC: Wachovia Bank N.A.)                   5,600,000
        20,000,000  Bank of America N.A., VRN,
                    5.33%, 2/23/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.05% with no caps                                20,000,000
        13,450,000  Berkshire Hathaway Finance Corp.,
                    3.40%, 7/2/07                                     13,306,364
         5,775,000  Capital Markets Access Co. LLC,
                    VRN, 5.40%, 1/4/07                                 5,775,000
         1,940,000  Capital Markets Access Co. LLC,
                    VRN, 5.40%, 1/4/07                                 1,940,000
           920,000  Capital Markets Access Co. LLC,
                    VRN, 5.40%, 1/4/07                                   920,000
         4,410,000  Chaffee Point Hospitalities LLC,
                    VRN, 5.38%, 1/4/07 (LOC: Columbus
                    Bank & Trust)                                      4,410,000
        11,605,000  Cityscape SCP LLC, VRN, 5.35%,
                    1/4/07 (LOC: Columbus Bank &
                    Trust)                                            11,605,000
         2,400,000  Coastal Area Stores Inc./Tattnall
                    Foods Inc., VRN, 5.38%, 1/4/07
                    (LOC: Columbus Bank & Trust)                       2,400,000
         3,550,000  Colorado Natural Gas Inc., VRN,
                    5.40%, 1/4/07 (LOC: Harris Trust
                    & Savings Bank)                                    3,550,000
         8,245,000  Fiore Capital LLC, VRN, 5.35%,
                    1/4/07                                             8,245,000
        22,000,000  Florida Hurricane Catastrophe
                    Fund, Series 2006 B, VRN, 5.36%,
                    1/16/07, resets monthly off the
                    1-month LIBOR plus 0.01% with
                    no caps                                           22,000,000
         2,000,000  Freehold Young Men's Christian
                    Association (The), VRN, 5.35%,
                    1/4/07 (LOC: Wachovia Bank N.A.)                   2,000,000
        21,000,000  Gwinnett Instructional LLC, VRN,
                    5.35%, 1/4/07 (LOC: Allied Irish
                    Bank)                                             21,000,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        25,000,000  HBOS Treasury Services plc,
                    VRN, 5.45%, 1/12/07, resets
                    quarterly off the 3-month LIBOR
                    plus 0.08% with no caps
                    (Acquired 1/12/06,
                    Cost $25,030,000)(2)                              25,000,905
         1,505,000  Herman & Kittle Capital LLC, VRN,
                    5.40%, 1/4/07 (LOC: FHLB)                          1,505,000
        45,000,000  Morgan Stanley, VRN, 5.30%,
                    1/2/07, resets daily off the
                    Federal Funds Open Rate plus
                    0.05% with no caps                                44,999,395
        23,655,000  KMS Fed Ex L.P., VRN, 5.45%,
                    1/2/07 (LOC: Union Bank of
                    Califonia)                                        23,655,000
         7,100,000  Mullenix-St Charles Properties LP,
                    VRN, 5.36%, 1/4/07
                    (LOC: Wachovia Bank)                               7,100,000
         5,300,000  Oklahoma Christian University Inc.,
                    VRN, 5.40%, 1/4/07 (LOC: FHLB))                    5,300,000
        10,530,000  OSS Realty Co., VRN, 5.44%,
                    1/4/07 (LOC: SunTrust Bank)                       10,530,000
         5,450,000  Roman Catholic Bishop of San
                    Jose, VRN, 5.35%, 1/4/07
                    (LOC: Allied Irish Bank)                           5,450,000
         7,500,000  Salvation Army, Series 2003 A,
                    VRN, 5.35%, 1/4/07 (LOC: Bank
                    of New York)                                       7,500,000
         8,000,000  Salvation Army, Series 2004 A,
                    VRN, 5.35%, 1/4/07 (LOC: Bank
                    of New York)                                       8,000,000
        15,700,000  Signal International LLC/Signal
                    International L.P., VRN, 5.35%,
                    1/4/07 (LOC: General Electric
                    Capital Corporation) (Acquired
                    12/29/05, Cost $15,700,000)(2)                    15,700,000
         7,000,000  Southwest Georgia Oil Co. Inc.,
                    VRN, 5.38%, 1/4/07                                 7,000,000
        41,000,000  Travelers Insurance Co. Group,
                    VRN, 5.43%, 2/7/07, resets
                    quarterly off the 3-month LIBOR
                    plus 0.08% with no caps
                    (Acquired 8/7/03, Cost
                    $41,000,000)(2)                                   41,000,000
        20,000,000  UBS AG, 5.40%, 11/28/07                           20,000,000
        20,000,000  UBS AG, 5.40%, 12/14/07                           20,000,000
        30,000,000  Wal-Mart Stores, Inc., VRN, 5.26%,
                    3/28/07, resets quarterly off the
                    3-month LIBOR minus 0.10%
                    with no caps                                      29,997,177
        30,000,000  Wal-Mart Stores, Inc., VRN, 5.88%,
                    6/1/07                                            30,062,898
        11,090,000  Woodgrain Millwork, VRN, 5.40%,
                    1/4/07 (LOC: General Electric
                    Capital Corporation)                              11,090,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                                441,186,739
                                                                 ---------------

MUNICIPAL SECURITIES - 16.2%
         4,645,000  Babylon Industrial Development
                    Agency Rev., Series 2004 A,
                    (Topiderm Inc.), VRDN, 5.38%,
                    1/4/07 (LOC: Citibank N.A.)                        4,645,000
         5,255,000  Calexico Unified School District
                    COP, (Refinancing Project), VRDN,
                    5.38%, 1/4/07 (XLCA) (SBBPA:
                    Wachovia Bank N.A.)                                5,255,000
         8,160,000  California Educational Facilities
                    Auth. Rev., Series 2005 B,
                    (University La Verne), VRDN,
                    5.49%, 1/4/07 (LOC: Allied
                    Irish Bank plc)                                    8,160,000
        12,350,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 B, (Biola University), VRDN,
                    5.40%, 1/4/07 (LOC: BNP
                    Paribas)                                          12,350,000
        35,000,000  Catholic Health Initiatives Rev.,
                    Series 2006 B, VRDN, 5.35%,
                    1/10/07                                           35,000,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         5,420,000  City of Fairfield Rev., Series 2005
                    A, VRDN, 5.35%, 1/4/07 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale)                                      5,420,000
        38,000,000  City of Portland GO, (Taxable
                    Pension), VRDN, 5.35%,
                    1/3/07 (SBBPA: Landesbank
                    Hessen-Thuringen Girozentrale)                    37,999,623
         4,025,000  Colorado Natuarl Gas Inc., VRN,
                    5.40%, 1/4/07                                      4,025,000
         3,265,000  Columbus Development Auth. Rev.,
                    (Woodmont Properties LLC),
                    VRDN, 5.38%, 1/4/07 (LOC:
                    Columbus Bank & Trust)                             3,265,000
        19,665,000  Concordia College Rev., VRDN,
                    5.32%, 1/2/07 (LOC: Bank of
                    America N.A.)                                     19,665,000
        20,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    5.37%, 1/3/07 (SBBPA: Depfa
                    Bank plc)                                         20,000,000
         2,880,000  El Monte COP, Series 2003 B,
                    (Community Improvement), VRDN,
                    5.40%, 1/4/07 (LOC: California
                    State Teacher's Retirement System)                 2,880,000
         6,905,000  Gadsden Airport Auth. Rev., VRDN,
                    5.35%, 1/4/07 (LOC: Southtrust
                    Bank N.A.)                                         6,905,000
         7,880,000  Georgia Municipal Gas Auth. Rev.,
                    (National Gas Utility
                    Improvements), VRDN, 5.38%,
                    1/4/07 (LOC: Wachovia Bank N.A.
                    & JP Morgan Chase Bank)                            7,880,000
         5,750,000  JJB Properties LLC Rev., (Rental
                    Property), VRDN, 5.35%, 1/4/07
                    (LOC: Arvest Bank & FHLB)                          5,750,000
         1,400,000  Las Cruces Industrial Rev., (F&A
                    Dairy Products), VRDN, 5.42%,
                    3/1/07 (LOC: Wells Fargo
                    Bank N.A.)                                         1,400,000
         2,880,000  Long Beach Rev., Series 2004 A,
                    (Towne Center Site), VRDN,
                    5.41%, 1/4/07 (LOC: Allied Irish
                    Bank plc)                                          2,880,000
        21,250,000  Louisiana State Agriculture
                    Finance Auth. Rev., VRDN,
                    (Lacassine Syrup Mill), 5.37%,
                    1/4/07 (LOC: AmSouth Bank)                        21,250,000
         8,200,000  Lower Colorado River Auth. Rev.,
                    5.36%, 3/7/07                                      8,200,000
         6,400,000  Mississippi Business Finance Corp.
                    Rev., (Medical Development
                    Properties), VRDN, 5.35%, 1/4/07
                    (LOC: Bancorpsouth Bank & FHLB)                    6,400,000
        11,000,000  Mississippi Business Finance Corp.
                    Rev., (Skyline Steel Pipe), VRDN,
                    5.35%, 1/4/07 (LOC: Fortis Bank
                    SA N.V.)                                          11,000,000
         7,500,000  Mississippi Business Finance Corp.
                    Rev., Series 2005, (Future Pipe
                    Industries, Inc.) VRDN, 5.35%,
                    1/4/07 (LOC: Mashreqbank &
                    Bank of New York)                                  7,500,000
         5,000,000  Mississippi Business Finance Corp.
                    Rev., Series 2006 R-1, (Brown
                    Bottling Group, Inc.), VRDN, 5.35%,
                    1/4/07 (LOC: Trustmark National
                    Bank & FHLB)                                       5,000,000
        10,000,000  Mississippi Business Finance
                    Corporation Industrial Development
                    Rev., (VC Regional Assembly), VRDN,
                    5.35%, 1/3/07 (LOC: JPMorgan Chase
                    Bank)                                             10,000,000
        19,280,000  New Orleans Rev., VRDN, 5.50%,
                    1/4/07 (Ambac) (SBBPA: Bank
                    One Louisiana)                                    19,280,000
        24,000,000  North Texas Higher Education
                    Auth., Inc. Student Loan Rev.,
                    Series 2006 D, VRDN, 5.35%,
                    1/3/07 (Ambac/Guaranteed
                    Student Loans) (SBBPA: Lloyds
                    TSB Bank plc)                                     24,000,000
         1,200,000  Olathe Industrial Rev., (Zschoche
                    Family), VRDN, 5.40%, 1/4/07
                    (LOC: U.S. Bank N.A.)                              1,200,000
         5,000,000  Omaha Special Obligation Rev.,
                    (Riverfront Redevelopment), VRDN,
                    5.40%, 1/3/07 (Ambac) (SBBPA:
                    Dexia Credit Local)                                5,000,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           100,000  Orange County Industrial
                    Development Auth. Rev., (Jewish
                    Federation of Greater Orlando),
                    VRDN, 5.40%, 1/4/07 (LOC: Bank
                    of America N.A.)                                     100,000
         9,900,000  Pasadena COP, (Los Robles
                    Avenue Parking Facilities), VRDN,
                    5.35%, 1/2/07 (LOC: Bank of New
                    York & California State Teacher's
                    Retirement System)                                 9,900,000
         1,130,000  Plymouth Rev., (Carlson Center),
                    VRDN, 5.40%, 1/4/07 (LOC: U.S.
                    Bank N.A.)                                         1,130,000
         9,990,000  Putnam County Industrial
                    Development Agency Rev.,
                    (Sincerity Facility LLC), VRDN,
                    5.35%, 1/4/07 (LOC: Bank of
                    New York)                                          9,990,000
         5,700,000  Roman Catholic Diocese of
                    Raleigh Rev., Series 2002 A, VRDN,
                    5.40%, 1/4/07 (LOC: Bank of
                    America N.A.)                                      5,700,000
         4,850,000  Santa Rosa Pension Obligation
                    Rev., Series 2003 A, VRDN, 5.35%,
                    1/4/07 (LOC: Landesbank
                    Hessen-Thuringen Girozentrale)                     4,850,000
         7,061,331  Savannah College of Art & Design
                    Inc. Rev., Series 2004 BD, VRDN,
                    5.35%, 1/4/07 (LOC: Bank of
                    America N.A.)                                      7,061,331
         9,000,000  South Carolina Public Service
                    Auth. Rev., Series 2002 C, 5.27%,
                    1/1/07 (FSA)                                       9,000,000
        11,335,000  Southeast Alabama Gas District
                    Rev., VRDN, 5.35%, 1/4/07 (XLCA)
                    (SBBPA: Southtrust Bank N.A.)                     11,335,000
         4,145,000  Sterling Tax Allocation Rev., (Rock
                    River Redevelopment), VRDN,
                    5.40%, 1/3/07 (LOC: Wachovia
                    Bank N.A.)                                         4,145,000
         8,700,000  Texas Municipal Power Agency
                    Rev., Series 2005 A, 5.35%,
                    2/6/07                                             8,700,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           374,220,954
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 10.7%
        25,000,000  ABN AMRO Bank N.V., 5.25%,
                    7/3/07                                            25,000,000
        30,000,000  American Express Centurion Bank,
                    5.28%, 1/17/07                                    30,000,000
        50,000,000  Barclays Bank plc, 5.33%,
                    3/19/07                                           50,000,000
        63,000,000  Calyon New York, 5.31%, 2/22/07                   63,000,000
        30,000,000  First Tennessee Bank N.A.,
                    5.30%, 1/22/07                                    30,000,000
        11,600,000  Royal Bank of Scotland (New
                    York), 4.82%, 1/18/07                             11,600,111
        37,000,000  Societe Generale, VRN, 5.31%,
                    6/1/07, resets daily off the
                    Federal Funds Target Rate plus
                    0.06% with no caps                                37,000,000
                 _                                               ---------------
TOTAL CERTIFICATES OF DEPOSIT                                        246,600,111
                                                                 ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.1%
        10,000,000  FHLB, 5.00%, 1/29/07                              10,000,000
        15,000,000  FHLB, 4.80%, 2/23/07                              15,000,000
        20,000,000  FHLB, 4.89%, 3/5/07                               20,000,000
        25,320,000  FHLB, 5.50%, 8/21/07                              25,330,778
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               70,330,778
                                                                 ---------------

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.5%                                2,293,474,202
                                                                 ---------------
OTHER ASSETS AND LIABILITIES - 0.5%                                   11,198,681
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $ 2,304,672,883
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
XLCA = XL Capital Ltd.
(1) The rate indicated is yield to maturity at purchase.
(2) Security was purchased under Rule 144A or Section 4(2)of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2006 was $1,021,492,800, which represented 44.3% of total net assets. Restricted securities considered illiquid represent 1.8% of total net assets.

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                  $ 2,293,474,202
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
DIVERSIFIED BOND FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 33.9%
   $        18,298  FHLMC, 6.50%, 2/1/09(2)                       $       18,557
            22,882  FHLMC, 6.50%, 12/1/12(2)                              23,407
           229,656  FHLMC, 6.00%, 1/1/13(2)                              233,175
            39,555  FHLMC, 7.00%, 11/1/13(2)                              40,649
            66,740  FHLMC, 7.00%, 6/1/14(2)                               68,575
           129,786  FHLMC, 6.50%, 6/1/16(2)                              132,851
           217,606  FHLMC, 6.50%, 6/1/16(2)                              222,745
         2,834,019  FHLMC, 5.00%, 11/1/17(2)                           2,793,731
         4,617,856  FHLMC, 4.50%, 1/1/19(2)                            4,462,811
        11,655,447  FHLMC, 5.00%, 1/1/21                              11,455,347
         8,776,106  FHLMC, 5.00%, 4/1/21                               8,625,438
            24,222  FHLMC, 7.00%, 9/1/27(2)                               25,013
            38,776  FHLMC, 6.50%, 1/1/28(2)                               39,807
             5,973  FHLMC, 7.00%, 2/1/28(2)                                6,168
           227,194  FHLMC, 6.50%, 3/1/29(2)                              233,163
           142,042  FHLMC, 6.50%, 6/1/29(2)                              145,685
            22,680  FHLMC, 7.00%, 8/1/29(2)                               23,380
            68,717  FHLMC, 7.50%, 8/1/29(2)                               71,735
             2,878  FHLMC, 6.50%, 5/1/31(2)                                2,947
           158,529  FHLMC, 6.50%, 5/1/31(2)                              162,298
             2,098  FHLMC, 6.50%, 6/1/31(2)                                2,148
             3,721  FHLMC, 6.50%, 6/1/31(2)                                3,810
             4,866  FHLMC, 6.50%, 6/1/31(2)                                4,982
            10,983  FHLMC, 6.50%, 6/1/31(2)                               11,244
            11,003  FHLMC, 6.50%, 6/1/31(2)                               11,265
            81,154  FHLMC, 6.50%, 6/1/31(2)                               83,083
         2,751,410  FHLMC, 5.50%, 12/1/33(2)                           2,725,952
        54,203,000  FNMA, 5.50%,
                    settlement date 1/11/07(3)                        53,582,393
        50,003,623  FNMA, 6.00%,
                    settlement date 1/11/07(3)                        50,347,398
        33,005,000  FNMA, 6.50%,
                    settlement date 1/11/07(3)                        33,634,141
            47,169  FNMA, 6.00%, 2/1/09(2)                                47,477
            20,283  FNMA, 6.00%, 5/1/13(2)                                20,601
            28,199  FNMA, 6.00%, 5/1/13(2)                                28,649
            87,261  FNMA, 6.00%, 7/1/13(2)                                88,652
           119,293  FNMA, 6.00%, 12/1/13(2)                              121,193
           103,606  FNMA, 6.00%, 1/1/14(2)                               105,257
           180,160  FNMA, 6.00%, 2/1/14(2)                               183,031
           186,839  FNMA, 6.00%, 4/1/14(2)                               189,816
           678,598  FNMA, 5.50%, 12/1/16(2)                              680,759
         1,308,900  FNMA, 5.50%, 12/1/16(2)                            1,313,067
         4,640,866  FNMA, 4.50%, 5/1/19                                4,483,889
           123,210  FNMA, 6.50%, 1/1/26(2)                               126,328
            14,402  FNMA, 7.00%, 12/1/27(2)                               14,878
             6,509  FNMA, 6.50%, 1/1/28(2)                                 6,685
             6,260  FNMA, 7.00%, 1/1/28(2)                                 6,467
            34,483  FNMA, 7.50%, 4/1/28(2)                                36,018
           115,070  FNMA, 7.00%, 5/1/28(2)                               118,825
             7,084  FNMA, 7.00%, 6/1/28(2)                                 7,315
            30,119  FNMA, 6.50%, 1/1/29(2)                                30,924
            79,337  FNMA, 6.50%, 4/1/29(2)                                81,398
            34,469  FNMA, 7.00%, 7/1/29(2)                                35,593
            43,832  FNMA, 7.00%, 7/1/29(2)                                45,203
           114,323  FNMA, 7.50%, 7/1/29(2)                               119,351
            10,779  FNMA, 7.00%, 5/1/30(2)                                11,102
           146,415  FNMA, 7.50%, 8/1/30(2)                               152,507
            63,255  FNMA, 7.50%, 9/1/30(2)                                65,887

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           344,547  FNMA, 7.00%, 9/1/31(2)                               354,653
           170,170  FNMA, 6.50%, 1/1/32(2)                               174,266
         1,603,044  FNMA, 7.00%, 6/1/32(2)                             1,649,532
           683,682  FNMA, 6.50%, 8/1/32(2)                               700,137
         3,659,280  FNMA, 5.50%, 6/1/33(2)                             3,623,123
        18,145,536  FNMA, 5.50%, 7/1/33                               17,966,240
         3,022,719  FNMA, 5.50%, 8/1/33(2)                             2,992,852
         3,930,921  FNMA, 5.50%, 9/1/33(2)                             3,892,079
        25,151,068  FNMA, 5.00%, 11/1/33                              24,337,229
         8,053,675  FNMA, 5.50%, 1/1/34(2)                             7,974,097
        11,375,863  FNMA, 5.00%, 2/1/36                               10,989,709
            44,887  GNMA, 7.50%, 8/20/17(2)                               46,407
            73,979  GNMA, 7.00%, 11/15/22(2)                              76,399
            59,765  GNMA, 8.75%, 3/15/25(2)                               64,310
            16,160  GNMA, 7.00%, 4/20/26(2)                               16,653
            32,263  GNMA, 7.50%, 8/15/26(2)                               33,732
            15,315  GNMA, 8.00%, 8/15/26(2)                               16,237
             2,404  GNMA, 7.50%, 4/15/27(2)                                2,515
            37,527  GNMA, 7.50%, 5/15/27(2)                               39,252
            22,407  GNMA, 8.00%, 6/15/27(2)                               23,754
             2,356  GNMA, 7.50%, 11/15/27(2)                               2,465
            15,181  GNMA, 7.00%, 2/15/28(2)                               15,693
            27,568  GNMA, 7.50%, 2/15/28(2)                               28,805
            16,273  GNMA, 6.50%, 3/15/28(2)                               16,750
            23,258  GNMA, 7.00%, 4/15/28(2)                               24,042
             3,078  GNMA, 6.50%, 5/15/28(2)                                3,168
            13,836  GNMA, 6.50%, 5/15/28(2)                               14,242
            69,144  GNMA, 6.50%, 5/15/28(2)                               71,170
            18,439  GNMA, 7.00%, 12/15/28(2)                              19,060
             6,306  GNMA, 8.00%, 12/15/29(2)                               6,691
           165,041  GNMA, 7.00%, 5/15/31(2)                              170,613
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           252,660,645
(Cost $253,643,993)                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 22.4%
         7,500,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(2)                   7,198,553
        13,300,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%, 12/10/16(2)                  13,314,948
        20,982,285  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.65%, 1/1/07(2)                                     433,347
         2,519,376  Bank of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.50%, 1/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $2,519,375)(2)(4)                   2,521,143
         4,650,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    BBA7, Class A1, VRN, 5.46%,
                    1/15/07, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 6/5/06,
                    Cost $4,650,000)(2)(4)                             4,653,041
         8,200,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    PW14, Class A4 SEQ, 5.20%,
                    12/1/38(2)(5)                                      8,106,479
        29,182,989  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.77%, 1/13/07(2)                     919,789
         8,300,000  COBALT CMBS Commercial
                    Mortgage Trust, Series 2006 C1,
                    Class A4 SEQ, 5.22%, 8/15/48(2)                    8,207,746

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        16,937,122  Commercial Mortgage
                    Acceptance Corp. STRIPS -
                    COUPON, Series 1998 C2, Class X,
                    VRN, 1.13%, 1/1/07(2)                                436,487
           744,253  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    5.45%, 1/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps
                    (Acquired 3/18/05,
                    Cost $744,253)(2)(4)                                 744,740
         1,254,202  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    5.50%, 1/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps
                    (Acquired 11/18/05,
                    Cost $1,254,203)(2)(4)                             1,255,403
         6,739,239  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15                                     6,697,193
         5,675,540  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     5,624,721
         2,913,015  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                    2,886,434
            36,998  FNMA, Series 1989-35, Class G
                    SEQ, 9.50%, 7/25/19(2)                                39,634
         1,085,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                     1,054,047
         6,804,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(2)                    6,659,340
         8,791,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.30%,
                    1/10/07(2)                                         8,563,594
        12,565,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(2)(5)                    12,483,026
         3,160,000  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.44%, 1/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06,
                    Cost $3,160,000)(4)                                3,160,000
         7,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(2)                             6,813,324
         5,470,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30                                5,403,337
         5,729,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(2)                             5,593,492
         8,157,400  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30(2)                             7,846,937
         5,814,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(2)                             5,747,203
           950,000  Lehman Brothers Commercial
                    Conduit Mortgage Trust,
                    Series 1998 C1, Class C,
                    6.68%, 2/18/30                                       960,515
           527,756  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.45%, 1/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps
                    (Acquired 7/25/05,
                    Cost $527,757)(2)(4)                                 528,091
         5,114,235  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.43%, 1/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps
                    (Acquired 8/7/06 - 9/25/06,
                    Cost $5,113,955)(2)(4)                             5,117,631
           206,858  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33(2)                                          207,536
         2,777,935  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.42%, 1/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps
                    (Acquired 10/31/06,
                    Cost $2,777,935)(2)(4)                             2,777,935
         9,115,000  Morgan Stanley Capital I,
                    Series 2004 HQ3, Class A2 SEQ,
                    4.05%, 1/13/41(2)                                  8,853,062

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,394,439  Morgan Stanley Capital I,
                    Series 2006 XLF, Class A1, VRN,
                    5.44%, 1/15/07, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps (Acquired
                    7/28/06, Cost $1,394,439)(2)(4)                    1,395,424
         3,227,660  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.47%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                            3,223,638
        11,119,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(2)                       11,177,041
         2,275,000  Washington Mutual, Inc.,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(2)                                  2,231,643
         4,497,000  Washington Mutual, Inc.,
                    Series 2005 AR4, Class A4B, VRN,
                    4.67%, 1/25/07(2)                                  4,420,182
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                 167,256,656
(Cost $168,085,785)                                              ---------------

CORPORATE BONDS - 15.8%
AEROSPACE & DEFENSE - 0.6%
           848,000  Honeywell International Inc.,
                    5.70%, 3/15/36(2)                                    846,123
           246,000  Lockheed Martin Corp.,
                    6.19%, 9/1/36(2)                                     259,360
         1,683,000  United Technologies Corp.,
                    4.375%, 5/1/10(2)                                  1,645,280
         1,450,000  United Technologies Corp.,
                    6.05%, 6/1/36(2)                                   1,532,786
                                                                 ---------------
                                                                       4,283,549
                                                                 ---------------
BEVERAGES - 0.7%
         1,540,000  Diageo Capital plc,
                    5.875%, 9/30/36(2)                                 1,511,672
         1,343,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03,
                    Cost $1,338,394)(2)(4)                             1,319,735
         2,090,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $2,088,516)(4)                                2,141,261
                                                                 ---------------
                                                                       4,972,668
                                                                 ---------------
BIOTECHNOLOGY - 0.2%
         1,459,000  Genentech, Inc., 4.75%, 7/15/15                    1,399,158
                                                                 ---------------
CAPITAL MARKETS - 1.2%
         1,567,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11(2)                                  1,554,163
         1,056,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(2)(5)                                1,026,858
         1,943,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(2)                                   1,918,110
         1,670,000  Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16(2)                                  1,731,603
           895,000  Morgan Stanley,
                    4.00%, 1/15/10(2)                                    866,617
           806,000  Morgan Stanley,
                    4.25%, 5/15/10(2)                                    779,522
           922,000  Morgan Stanley,
                    5.05%, 1/21/11(2)                                    916,838
                                                                 ---------------
                                                                       8,793,711
                                                                 ---------------
CHEMICALS(6)
           246,000  Dow Chemical Co. (The),
                    7.375%, 11/1/29(2)                                   285,180
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 1.3%
         1,460,000  Capital One Financial Corp.,
                    5.70%, 9/15/11(2)                                  1,483,154
         1,432,000  PNC Bank N.A.,
                    4.875%, 9/21/17(2)                                 1,359,292
         1,047,000  PNC Funding Corp.,
                    5.125%, 12/14/10(2)(5)                             1,041,801
         1,191,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14(2)                                  1,143,576
         1,862,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15(2)                                  1,794,496
         1,525,000  Wachovia Corp.,
                    5.625%, 10/15/16(2)                                1,541,116
         1,647,000  Wells Fargo & Co.,
                    4.625%, 8/9/10(2)                                  1,617,594
                                                                 ---------------
                                                                       9,981,029
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           985,000  Waste Management, Inc.,
                    7.00%, 7/15/28(2)                                  1,060,156
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           806,000  American Express Centurion
                    Bank, 4.375%, 7/30/09(2)                             792,007
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.9%
         2,641,000  Bank of America Corp.,
                    4.375%, 12/1/10(2)(5)                              2,569,231
         1,160,000  Bank of America N.A.,
                    6.00%, 10/15/36(2)                                 1,198,495
         2,306,000  Citigroup Inc., 5.00%, 9/15/14(2)                  2,255,118
           890,000  Citigroup Inc.,
                    6.125%, 8/25/36(2)                                   929,985
         1,083,000  General Electric Capital Corp.,
                    6.125%, 2/22/11(2)                                 1,120,515
         2,193,000  HSBC Finance Corp.,
                    4.75%, 4/15/10(2)(5)                               2,165,300
         1,137,000  HSBC Finance Corp.,
                    4.625%, 9/15/10(2)                                 1,113,234
         1,647,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(2)                                  1,626,585
         1,388,000  JPMorgan Chase & Co.,
                    6.75%, 2/1/11(2)                                   1,460,515
                                                                 ---------------
                                                                      14,438,978
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
         1,647,000  AT&T Corp., 7.30%, 11/15/11(2)                     1,784,998
         1,150,000  AT&T Inc., 6.80%, 5/15/36(5)                       1,226,378
           246,000  BellSouth Corp.,
                    6.875%, 10/15/31(2)(5)                               261,346
           698,000  Embarq Corp., 7.08%, 6/1/16(2)                       711,790
           590,000  Sprint Capital Corp.,
                    6.875%, 11/15/28(2)                                  592,257
         1,763,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10(2)                                  1,684,652
                                                                 ---------------
                                                                       6,261,421
                                                                 ---------------
ELECTRIC UTILITIES - 1.0%
         1,585,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15(2)                                   1,550,247
           770,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15(2)                                   758,490
         1,690,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(2)                            1,703,794
           819,000  FirstEnergy Corp.,
                    7.375%, 11/15/31(2)                                  935,542
           850,000  Florida Power Corp.,
                    4.50%, 6/1/10(2)                                     826,991
         1,101,000  Southern California Edison Co.,
                    5.625%, 2/1/36(2)                                  1,069,514
           600,000  Toledo Edison Co.,
                    6.15%, 5/15/37(2)                                    592,629
                                                                 ---------------
                                                                       7,437,207
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 0.4%
         1,432,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(2)                                  1,388,500
           246,000  Wal-Mart Stores, Inc.,
                    7.55%, 2/15/30(2)(5)                                 299,267
         1,495,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                      1,377,720
                                                                 ---------------
                                                                       3,065,487
                                                                 ---------------
FOOD PRODUCTS - 0.4%
         2,211,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05 - 11/28/05,
                    Cost $2,162,585) (2)(4)                            2,154,139
           246,000  Kellogg Co., 7.45%, 4/1/31(2)                        294,629
           246,000  Kraft Foods Inc.,
                    6.50%, 11/1/31(2)                                    265,928
                                                                 ---------------
                                                                       2,714,696
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
         1,531,000  Baxter Finco BV,
                    4.75%, 10/15/10(2)                                 1,503,161
           880,000  Boston Scientific Corp.,
                    6.40%, 6/15/16(2)                                    892,089
                                                                 ---------------
                                                                       2,395,250
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.2%
         1,826,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15(2)                      1,798,248
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
         1,390,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(2)                                  1,421,746
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
         1,038,000  D.R. Horton, Inc.,
                    7.875%, 8/15/11(2)                                 1,116,409
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
         3,858,000  General Electric Co.,
                    5.00%, 2/1/13(2)                                   3,820,118
                                                                 ---------------
INSURANCE - 0.5%
         1,790,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,786,492)(2)(4)                             1,761,995
           850,000  Genworth Financial Inc.,
                    4.95%, 10/1/15(2)                                    820,652
           850,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35(2)                                    796,708
                                                                 ---------------
                                                                       3,379,355
                                                                 ---------------
MEDIA - 0.8%
         1,560,000  Comcast Corp.,
                    5.90%, 3/15/16(2)(5)                               1,567,199
         2,202,000  Cox Communications, Inc.,
                    7.125%, 10/1/12(2)                                 2,350,246
           895,000  News America Holdings,
                    7.75%, 1/20/24(2)                                  1,001,107
           630,000  Time Warner Inc.,
                    5.50%, 11/15/11(2)                                   629,051
           246,000  Time Warner Inc.,
                    7.625%, 4/15/31(2)                                   275,625

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           320,000  Time Warner Inc.,
                    6.50%, 11/15/36(2)                                   319,548
                                                                 ---------------
                                                                       6,142,776
                                                                 ---------------
METALS & MINING - 0.7%
           878,000  Alcan Inc., 4.50%, 5/15/13(2)                        827,619
           930,000  Reliance Steel & Aluminum Co.,
                    6.20%, 11/15/16 (Acquired
                    11/15/06, Cost $927,415)(2)(4)                       924,857
         1,090,000  Vale Overseas Ltd.,
                    6.25%, 1/23/17(2)(5)                               1,100,405
         1,475,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06 - 11/17/06,
                    Cost $1,476,110)(2)(4)(5)                          1,476,197
           630,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $628,444)(2)(4)                        629,339
                                                                 ---------------
                                                                       4,958,417
                                                                 ---------------
MULTI-UTILITIES - 0.9%
         1,450,000  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16(2)                  1,450,626
         2,059,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(2)                                 2,028,808
           824,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      805,772
           630,000  Dominion Resources Inc.,
                    5.60%, 11/15/16(2)                                   626,044
           606,000  NiSource Finance Corp.,
                    5.25%, 9/15/17(2)                                    569,112
           859,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34(2)                                     869,257
                                                                 ---------------
                                                                       6,349,619
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           537,000  May Department Stores Co. (The),
                    3.95%, 7/15/07(2)                                    531,846
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.4%
         1,040,000  Anadarko Petroleum Corp.,
                    5.95%, 9/15/16(2)                                  1,044,080
           610,000  Anadarko Petroleum Corp.,
                    6.45%, 9/15/36(2)                                    618,447
           246,000  ConocoPhillips Holding Co.,
                    6.95%, 4/15/29(2)                                    280,262
           826,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31(2)                                   996,763
         2,507,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(2)(5)                                2,466,573
           833,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34(2)                                   849,403
         1,956,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(2)                           1,988,662
         1,092,000  XTO Energy Inc.,
                    5.30%, 6/30/15(2)                                  1,058,279
           868,000  XTO Energy Inc.,
                    6.10%, 4/1/36(2)                                     849,940
                                                                 ---------------
                                                                      10,152,409
                                                                 ---------------
PHARMACEUTICALS - 0.3%
         1,441,000  Abbott Laboratories,
                    5.875%, 5/15/16(2)                                 1,486,940
           716,000  Schering-Plough Corp.,
                    5.50%, 12/1/13(2)                                    719,095
                                                                 ---------------
                                                                       2,206,035
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.2%
         1,560,000  ProLogis, 5.625%, 11/15/16(2)                      1,551,248
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 0.3%
         1,530,000  Burlington Northern Santa Fe
                    Corp., 6.20%, 8/15/36(2)                           1,581,755
           991,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29(2)                                    960,481
                                                                 ---------------
                                                                       2,542,236
                                                                 ---------------
SOFTWARE - 0.2%
         1,741,000  Oracle Corp., 5.00%, 1/15/11(2)                    1,725,028
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
         2,417,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(2)                                  2,357,103
                                                                 ---------------
TOTAL CORPORATE BONDS                                                117,933,090
(Cost $118,305,899)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 15.7%
         9,500,000  FHLB, 4.875%, 8/22/07(2)                           9,478,625
         7,788,000  FHLB, 4.625%, 2/1/08(2)                            7,742,900
         8,990,000  FHLB, 5.125%, 9/29/10(2)                           9,046,502
        24,052,000  FHLMC, 5.00%, 9/16/08(2)(5)                       24,038,891
         5,461,000  FHLMC, 5.50%, 3/28/16(2)                           5,486,760
        20,300,000  FHLMC, 5.30%, 5/12/20(2)                          19,419,691
        25,863,000  FNMA, 4.75%, 8/3/07(2)                            25,790,557
        16,293,000  FNMA, 5.80%, 2/9/26(2)                            16,163,324
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              117,167,250
(Cost $117,107,153)                                              ---------------

U.S. TREASURY SECURITIES - 14.6%
         2,180,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(5)                              2,910,130
        11,817,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)                                14,714,020
         1,356,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)(5)                             1,573,702
         2,874,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(2)(5)                               3,424,552
        13,905,200  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(2)(5)                       13,430,477
        33,600,000  U.S. Treasury Notes,
                    5.125%, 6/30/11(2)(5)                             34,177,517
        24,043,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(2)(5)                            23,963,177
         8,853,000  U.S. Treasury Notes,
                    4.875%, 8/15/16(2)(5)                              8,961,591
         5,800,000  U.S. Treasury Notes,
                    4.625%, 11/15/16(2)(5)                             5,763,756
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       108,918,922
(Cost $108,755,216)                                              ---------------

ASSET-BACKED SECURITIES(1) - 9.7%
            10,106  ABSC Net Interest Margin,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34 (Acquired
                    6/22/04, Cost $10,080)(2)(4)                          10,083
         2,047,999  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.41%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(2)                              2,049,511

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,289,788  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1,
                    VRN, 5.39%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps                            3,292,107
           729,167  Ameriquest Mortgage
                    Securities Inc., Series 2006 R1,
                    Class A2A, VRN, 5.43%, 1/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.08% with no caps                        729,726
         2,580,322  Argent Securities Inc., Series 2006
                    M3, Class A2A, VRN, 5.40%,
                    1/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps                                            2,581,976
         4,181,139  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.41%, 1/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(2)                                         4,185,868
         3,513,062  Centex Home Equity, Series 2006
                    A, Class AV1, VRN, 5.40%,
                    1/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(2)                                         3,515,317
         3,540,878  CNH Equipment Trust, Series 2004
                    A, Class A3A, VRN, 5.42%,
                    1/16/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(2)                                         3,543,778
           384,416  Countrywide Asset-Backed
                    Certificates, Series 2005-8,
                    Class 2A1, VRN, 5.48%, 1/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps                        384,688
         2,433,619  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.42%, 1/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                      2,435,286
         4,678,478  Countrywide Asset-Backed
                    Certificates, Series 2006-22,
                    Class 2A1, VRN, 5.40%, 1/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.05% with
                    no caps(2)                                         4,681,476
         1,717,102  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.39%, 1/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                      1,718,307
         2,967,266  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.41%, 1/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps (2)                                        2,969,323
         1,164,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13(2)                     1,200,559
         4,603,401  First Franklin Mortgage Loan
                    Asset Backed Certificates,
                    Series 2006 FF11, Class 2A1,
                    VRN, 5.39%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(2)                         4,606,008
         5,898,167  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF12, Class A2, VRN, 5.39%,
                    1/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(2)                                         5,901,506
         1,295,123  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.41%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                            1,296,175
           789,592  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.42%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(2)                                790,212
         4,155,239  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.39%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                 4,158,160
           281,465  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.43%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps(2)                                281,700

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           131,877  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.41%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(2)                                131,970
         3,748,334  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    5.44%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                         3,751,044
           528,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34(2)                                    512,159
         3,063,438  SLC Student Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.34%, 3/15/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.02% with no caps                                 3,062,480
           411,069  SLM Student Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.33%, 1/25/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.03% with no caps                                   411,310
         2,680,000  SLM Student Loan Trust,
                    Series 2006-5, Class A2, VRN,
                    5.35%, 1/25/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(2)                              2,681,627
         3,625,000  SLM Student Loan Trust,
                    Series 2006-7, Class A1, VRN,
                    5.32%, 1/25/07, resets quarterly
                    off the 3-month LIBOR minus
                    0.04% with no caps(2)                              3,625,910
         3,000,000  SLM Student Loan Trust,
                    Series 2006-10, Class A2, VRN,
                    5.37%, 1/25/07, resets quarterly
                    off the 3-month LIBOR plus
                    0.01% with no caps                                 3,000,060
         4,585,048  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.39%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(2)                         4,588,625
             4,894  Structured Asset Securities Corp.,
                    Series 2005 WF2, Class A1, VRN,
                    5.43%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (2)                                 4,896
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         72,101,847
(Cost $72,039,742)                                               ---------------

MUNICIPAL SECURITIES - 3.1%
         9,200,000  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)(2)                     11,146,168
         1,477,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(2)                                   1,416,753
         9,300,000  Sacramento City Financing Auth.
                    Rev., Series 2006 E, (Master
                    Lease Program Facilities), 5.25%,
                    12/1/30 (Ambac)(2)                                10,781,490
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            23,344,411
(Cost $22,858,811)                                               ---------------

SOVEREIGN GOVERNMENT & AGENCIES - 0.5%
           246,000  Hydro Quebec, 8.40%, 1/15/22(2)                      320,097
         1,835,000  Province of Quebec, 5.00%,
                    7/17/09(2)                                         1,830,783
         1,692,000  Republic of Italy, 4.00%,
                    6/16/08(2)                                         1,664,463
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENT & AGENCIES                                  3,815,343
(Cost $3,852,565)                                                ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 4.2%
        31,592,000  FHLB Discount Notes, 4.80%,
                    1/2/07(2)(7)                                      31,592,000
                                                                 ---------------
(Cost $31,587,788)

COLLATERAL RECEIVED FOR
SECURITIES LENDING(8) - 16.9%
REPURCHASE AGREEMENTS
Repurchase Agreement, Lehman Brothers Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.00%, dated 12/29/06,
due 1/2/07 (Delivery value $126,562,765)                             126,492,491
                                                                 ---------------
(Cost $126,492,491)

TOTAL INVESTMENT SECURITIES - 136.8%                               1,021,282,655
                                                                 ---------------
(Cost $1,022,729,443)

OTHER ASSETS AND LIABILITIES - (36.8)%                             (274,616,672)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  746,665,983
                                                                 ===============

FUTURES CONTRACTS

                                    Expiration    Underlying Face    Unrealized
Contracts Purchased                    Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
865 U.S. Treasury 2-Year Notes      March 2007     $176,487,031      $(461,426)
726 U.S. Treasury 5-Year Notes      March 2007       76,275,375       (344,633)
                                                 -------------------------------
                                                   $252,762,406      $(806,059)
                                                 ===============================

                                    Expiration    Underlying Face    Unrealized
Contracts Sold                         Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
 153 U.S. Long Bond                 March 2007     $ 17,049,938      $  331,562
1232 U.S. Treasury 10-Year Notes    March 2007     $132,401,500      $1,263,369
                                                 -------------------------------
                                                   $149,451,438      $1,594,931
                                                 ===============================

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS

Notional                                                             Unrealized
Amount        Description of Agreement             Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$10,500,000   Pay quarterly a fixed rate           December 2010     $(94,498)
              equal to 0.85% multiplied by
              the notional amount and receive
              from Barclays Capital, Inc.
              upon each default event of one
              of the issues of Dow Jones CDX
              N.A. Investment Grade High
              Volume 5, par value of the
              proportional notional amount.
 20,000,000   Pay quarterly a fixed rate equal     June 2011          (84,722)
              to 0.40% multiplied by the
              notional amount and receive from
              Barclays Capital, Inc. upon each
              default event of one of the issues
              of Dow Jones CDX N.A. Investment
              Grade 6, par value of the
              proportional notional amount.
 10,000,000   Pay quarterly a fixed rate equal     June 2011          (26,228)
              to 0.75% multiplied by the
              notional amount and receive from
              Deutsche Bank AG upon each default
              event of one of the issues of Dow
              Jones CDX N.A. Investment Grade
              High Volume 6, par value of the
              proportional notional amount.
 24,000,000   Pay quarterly a fixed rate equal     December 2011      (69,351)
              to 0.40% multiplied by the
              notional amount and receive from
              Barclays Capital, Inc. upon each
              default event of one of the issues
              of Dow Jones CDX N.A. Investment
              Grade 7, par value of the
              proportional notional amount.
--------------------------------------------------------------------------------
INTEREST RATE
--------------------------------------------------------------------------------
  5,736,000   Receive semiannually a fixed rate    November 2030      298,149
              equal to 5.6965% and pay quarterly
              a variable rate based on the
              3-month LIBOR with Barclays
              Capital, Inc.
                                                                    ------------
                                                                     $ 23,350
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
Ambac = Ambac Assurance Corporation
CDX = Credit Derivative Indexes
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(3) Forward commitment.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2006, was
    $32,571,014, which represented 4.4% of total net assets.
(5) Security, or a portion thereof, was on loan as of December 31, 2006. The aggregate value of securities on loan at December 31, 2006, was
    $126,787,712. The total value of all collateral received, at this date, was $130,380,714.
(6) Industry is less than 0.05% of total net assets.
(7) The rate indicated is the yield to maturity at purchase.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,022,755,212
                                                                 ===============
Gross tax appreciation of investments                            $    3,333,556
Gross tax depreciation of investments                                (4,806,113)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   (1,472,557)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 84.5%
AEROSPACE & DEFENSE - 1.3%
    $      400,000  DRS Technologies, Inc.,
                    7.625%, 2/1/18(1)                              $     414,000
           350,000  L-3 Communications Corp.,
                    6.125%, 7/15/13(2)                                   344,750
           250,000  L-3 Communications Corp.,
                    6.375%, 10/15/15(2)                                  248,750
                                                                 ---------------
                                                                       1,007,500
                                                                 ---------------
BUILDING PRODUCTS - 0.6%
           500,000  Nortek Inc., 8.50%, 9/1/14(1)                        492,500
                                                                 ---------------
CHEMICALS - 2.0%
           400,000  Basell AF S.C.A., 8.375%,
                    8/15/15 (Acquired 8/4/05,
                    Cost $400,000)(1)(3)                                 413,000
           300,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC, 9.75%,
                    11/15/14 (Acquired 10/27/06,
                    Cost $300,000)(3)                                    305,625
           850,000  Lyondell Chemical Co.,
                    8.25%, 9/15/16                                       896,750
                                                                 ---------------
                                                                       1,615,375
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.4%
           750,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11(2)                                   744,375
           500,000  Cenveo Corp., 7.875%, 12/1/13(2)                     482,500
           700,000  Corrections Corp. of America,
                    6.25%, 3/15/13(2)                                    697,375
                                                                 ---------------
                                                                       1,924,250
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.2%
           250,000  Lucent Technologies Inc.,
                    6.45%, 3/15/29                                       231,875
           675,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16
                    (Acquired 4/26/06-5/5/06,
                    Cost $693,594)(3)                                    725,625
                                                                 ---------------
                                                                         957,500
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.7%
           500,000  Xerox Corp., 6.875%, 8/15/11                         528,125
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.3%
           400,000  ACIH Inc., VRN, 0.00%, 12/15/07
                    (Acquired 12/21/04,
                    Cost $287,164)(3)(4)                                 278,000
                                                                 ---------------
CONTAINERS & PACKAGING - 2.2%
           500,000  Ball Corp., 6.875%, 12/15/12(2)                      512,500
           250,000  Ball Corp., 6.625%, 3/15/18                          249,375
           250,000  BWAY Corp., 10.00%, 10/15/10                         263,125
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12(1)                                   253,750
           500,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14(1)                                  507,500
                                                                 ---------------
                                                                       1,786,250
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
DISTRIBUTORS - 0.6%
           500,000  Amscan Holdings Inc.,
                    8.75%, 5/1/14                                        489,375
                                                                 ---------------
DIVERSIFIED - 4.1%
         1,200,000  Dow Jones CDX N.A. High Yield
                    Secured Note, 7.125%,
                    12/29/11 (Acquired 9/27/06,
                    Cost $1,197,000)(1)(3)                             1,224,000
         2,000,000  Dow Jones CDX N.A. High Yield
                    Secured Note, 8.375%,
                    12/29/11 (Acquired 9/27/06,
                    Cost $1,999,850)(1)(3)                             2,046,100
                                                                 ---------------
                                                                       3,270,100
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.7%
           400,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08                                      399,863
           600,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09(2)                                  601,655
           850,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11                                      833,210
           250,000  General Motors Acceptance Corp.,
                    6.15%, 4/5/07                                        250,025
           750,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14(1)                                    771,524
           500,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      513,360
           325,000  General Motors Acceptance Corp.,
                    8.00%, 11/1/31(1)                                    374,205
                                                                 ---------------
                                                                       3,743,842
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.2%
           586,000  AT&T Corp., 7.30%, 11/15/11(2)                       635,099
           325,000  Citizens Communications Co.,
                    6.25%, 1/15/13                                       320,531
           500,000  Embarq Corp., 7.08%, 6/1/16(2)                       509,879
           200,000  Intelsat Bermuda Ltd., 9.25%,
                    6/15/16 (Acquired 6/19/06,
                    Cost $200,000)(3)                                    216,000
           250,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/24/07(1)                              255,000
           500,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.625%, 1/24/07                                522,500
           550,000  Level 3 Financing Inc., 9.25%,
                    11/1/14 (Acquired 10/25/06-
                    12/4/06, Cost $553,750)(3)                           563,750
           550,000  Qwest Communications
                    International Inc., 7.50%,
                    2/15/14(1)                                           569,250
           550,000  Qwest Corp., 7.875%, 9/1/11                          588,500
                                                                 ---------------
                                                                       4,180,509
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
           300,000  MSW Energy Holdings LLC/MSW
                    Energy Finance Co., Inc.,
                    8.50%, 9/1/10                                        313,500
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
           500,000  Celestica Inc., 7.625%, 7/1/13(2)                    490,000
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       496,250
                                                                 ---------------
                                                                         986,250
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.3%
           600,000  Hanover Compressor Co.,
                    8.625%, 12/15/10                                     630,000

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           400,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                       404,000
                                                                 ---------------
                                                                       1,034,000
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.4%
           500,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11(1)                                   523,750
           550,000  SUPERVALU INC.,
                    7.50%, 11/15/14                                      576,236
                                                                 ---------------
                                                                       1,099,986
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
           650,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     697,125
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.4%
           585,000  Genesis HealthCare Corp.,
                    8.00%, 10/15/13                                      612,788
           750,000  HCA Inc., 9.25%, 11/15/16
                    (Acquired 11/9/06,
                    Cost $758,438)(3)                                    805,312
           250,000  HealthSouth Corp., 10.75%,
                    6/15/16 (Acquired 6/9/06,
                    Cost $246,263)(3)                                    270,313
           250,000  Omnicare Inc., 6.875%, 12/15/15                      248,125
                                                                 ---------------
                                                                       1,936,538
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.2%
           500,000  Herbst Gaming Inc.,
                    8.125%, 6/1/12                                       512,500
           600,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp.,
                    9.50%, 10/15/10                                      632,999
            34,000  Mandalay Resort Group,
                    9.375%, 2/15/10(1)                                    36,550
           500,000  MGM Mirage, 8.50%, 9/15/10                           537,499
           300,000  MGM Mirage, 6.75%, 9/1/12                            297,000
           400,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      405,000
           300,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       306,852
           300,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      305,594
           250,000  Six Flags Inc., 8.875%, 2/1/10(1)                    243,125
           250,000  Six Flags Inc., 9.75%, 4/15/13(1)                    235,938
           500,000  Trump Entertainment
                    Resorts, Inc., 8.50%, 6/1/15(1)                      500,000
           400,000  Wimar OpCo LLC, 9.625%,
                    12/15/14 (Acquired 12/14/06,
                    Cost $400,000)(3)                                    398,000
           500,000  Wynn Las Vegas LLC,
                    6.625%, 12/1/14(1)                                   499,375
                                                                 ---------------
                                                                       4,910,432
                                                                 ---------------
HOUSEHOLD DURABLES - 2.1%
           600,000  Beazer Homes USA Inc.,
                    8.125%, 6/15/16(1)                                   639,000
           500,000  KB Home, 6.375%, 8/15/11                             494,472
           500,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       525,000
                                                                 ---------------
                                                                       1,658,472
                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.1%
           450,000  AES Corp. (The), 8.875%, 2/15/11(2)                  484,875

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           500,000  AES Corp. (The), 8.75%,
                    5/15/13 (Acquired 5/1/03,
                    Cost $500,000)(2)(3)                                 538,125
           650,000  NRG Energy Inc., 7.375%, 2/1/16                      654,875
                                                                 ---------------
                                                                       1,677,875
                                                                 ---------------
IT SERVICES - 1.1%
           450,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13(1)                                   474,750
           350,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15(1)                                   375,375
                                                                 ---------------
                                                                         850,125
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
           400,000  Fisher Scientific International Inc.,
                    6.75%, 8/15/14                                       408,318
                                                                 ---------------
MACHINERY - 0.6%
           450,000  Rental Service Corp., 9.50%,
                    12/1/14 (Acquired 11/17/06,
                    Cost $454,500)(3)                                    466,875
            21,000  Terex Corp., 7.375%, 1/15/14                          21,420
                                                                 ---------------
                                                                         488,295
                                                                 ---------------
MEDIA - 10.2%
           200,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       197,500
           350,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      350,000
           248,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                      255,750
           550,000  CCH II, LLC/CCH II Capital Corp.,
                    10.25%, 9/15/10                                      578,187
         1,000,000  Cinemark Inc., VRN,
                    0.00%, 3/15/09(1)(4)                                 863,750
           500,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09(2)                                   520,625
           250,000  CSC Holdings, Inc., 7.25%,
                    4/15/12 (Acquired 8/5/04,
                    Cost $241,250)(3)                                    245,000
           500,000  Dex Media Inc., 8.00%,
                    11/15/13(2)                                          517,500
           500,000  DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc., 8.375%,
                    3/15/13(2)                                           522,500
           500,000  Echostar DBS Corp., 6.375%,
                    10/1/11(2)                                           498,125
           250,000  Fisher Communications, Inc.,
                    8.625%, 9/15/14                                      266,250
           950,000  Idearc Inc., 8.00%, 11/15/16
                    (Acquired 11/1/06-12/6/06,
                    Cost $955,938)(3)                                    969,000
           500,000  Mediacom LLC, 9.50%,
                    1/15/13(1)                                           517,500
           300,000  MediaNews Group, Inc.,
                    6.875%, 10/1/13                                      273,000
           650,000  Primedia Inc., 8.875%, 5/15/11(1)                    666,250
           300,000  Primedia Inc., 8.00%, 5/15/13(1)                     291,750
           600,000  R.H. Donnelley Corp.,
                    8.875%, 1/15/16                                      633,000
                                                                 ---------------
                                                                       8,165,687
                                                                 ---------------
METALS & MINING - 0.7%
           550,000  IPSCO Inc., 8.75%, 6/1/13                            591,938
                                                                 ---------------
MULTI-UTILITIES - 1.3%
           500,000  CMS Energy Corp.,
                    7.50%, 1/15/09(1)                                    518,125

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           500,000  CMS Energy Corp.,
                    7.75%, 8/1/10(2)                                     530,000
                                                                 ---------------
                                                                       1,048,125
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.6%
           500,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13(2)                                   529,375
           600,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14(2)                                    626,250
           800,000  El Paso Corp., 7.875%, 6/15/12(2)                    862,000
           300,000  El Paso Corp., 7.80%, 8/1/31                         329,250
           650,000  Forest Oil Corp., 7.75%, 5/1/14(1)                   664,625
           390,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       410,962
           400,000  Massey Energy Co.,
                    6.625%, 11/15/10                                     402,000
           250,000  Massey Energy Co.,
                    6.875%, 12/15/13                                     236,250
           520,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      534,227
           500,000  Peabody Energy Corp.,
                    7.375%, 11/1/16                                      535,000
           500,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      515,000
           400,000  Sabine Pass LNG, L.P., 7.50%,
                    11/30/16 (Acquired 11/1/06,
                    Cost $400,000)(3)                                    399,500
           250,000  Tesoro Corp., 6.25%, 11/1/12                         250,000
           500,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12                                      543,750
                                                                 ---------------
                                                                       6,838,189
                                                                 ---------------
PAPER & FOREST PRODUCTS - 3.0%
           400,000  Abitibi-Consolidated Inc.,
                    6.95%, 4/1/08(1)                                     398,000
           300,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     291,750
           500,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15(1)                                    511,875
           150,000  Georgia-Pacific Corp., 7.125%,
                    1/15/17 (Acquired 12/13/06,
                    Cost $150,000)(3)                                    150,375
            21,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        20,580
           500,000  Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                       476,250
           500,000  Verso Paper Holdings LLC/Verson
                    Paper Inc., 9.125%, 8/1/14
                    (Acquired 7/26/06-12/4/06,
                    Cost $511,875)(1)(3)                                 523,750
                                                                 ---------------
                                                                       2,372,580
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.8%
           400,000  Host Marriott L.P., 7.00%, 8/15/12                   408,000
           250,000  Host Marriott L.P., 6.75%, 6/1/16                    251,563
                                                                 ---------------
                                                                         659,563
                                                                 ---------------
ROAD & RAIL - 1.4%
           550,000  Hertz Corp., 8.875%, 1/1/14
                    (Acquired 12/15/05-12/5/06,
                    Cost $563,938)(3)                                    578,875
           500,000  Hertz Corp., 10.50%, 1/1/16
                    (Acquired 12/15/05-12/5/06,
                    Cost $532,813)(1)(3)                                 552,500
                                                                 ---------------
                                                                       1,131,375
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
           500,000  Freescale Semiconductor Inc.,
                    8.875%, 12/15/14 (Acquired
                    11/16/06, Cost $500,000)(3)                          500,625
           500,000  Freescale Semiconductor Inc.,
                    10.125%, 12/15/16 (Acquired
                    11/16/06, Cost $500,000)(1)(3)                       503,125
                                                                 ---------------
                                                                       1,003,750
                                                                 ---------------
SPECIALTY RETAIL - 3.9%
           700,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12(1)                                    735,000
           250,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       255,000
           600,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%,
                    12/15/13(2)                                          616,500
           650,000  GSC Holdings Corp.,
                    8.00%, 10/1/12(1)                                    682,500
           350,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     285,250
           500,000  United Auto Group, Inc.,
                    9.625%, 3/15/12(1)                                   528,125
                                                                 ---------------
                                                                       3,102,375
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
           600,000  Hanesbrands Inc., VRN, 8.74%,
                    6/15/07, resets semiannually off
                    the 6-month LIBOR plus 3.375%
                    with no caps (Acquired 12/11/06,
                    Cost $605,625)(1)(3)                                 613,500
           625,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13(2)                                   628,125
                                                                 ---------------
                                                                       1,241,625
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.7%
           675,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06-
                    10/5/06, Cost $690,500)(2)(3)                        725,625
           400,000  United Rentals North
                    America, Inc., 6.50%, 2/15/12                        397,000
           271,000  United Rentals North
                    America, Inc., 7.75%, 11/15/13(1)                    273,371
                                                                 ---------------
                                                                       1,395,996
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 4.5%
           200,000  Dobson Communications Corp.,
                    8.875%, 10/1/13(1)                                   204,750
           500,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       487,609
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       513,206
           400,000  Nextel Partners Inc.,
                    8.125%, 7/1/11                                       418,500
           650,000  Rogers Wireless Inc.,
                    7.25%, 12/15/12                                      692,250
           300,000  Rogers Wireless Inc.,
                    7.50%, 3/15/15                                       327,000
           350,000  Rural Cellular Corp.,
                    9.75%, 1/15/10(1)                                    361,375
           300,000  Rural Cellular Corp.,
                    9.875%, 2/1/10(1)                                    320,625
           300,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                       300,750
                                                                 ---------------
                                                                       3,626,065
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 67,511,510
(Cost $66,011,092)                                               ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 0.1%
HOTELS, RESTAURANTS & LEISURE - 0.1%
             4,076  Trump Entertainment
                    Resorts, Inc.(5)                                      74,346
                                                                 ---------------
(Cost $40,020)

TEMPORARY CASH INVESTMENTS - 14.4%
        11,548,000  FHLB Discount Notes,
                    4.80%, 1/2/07(2)(6)                               11,548,000
                                                                 ---------------
(Cost $11,546,460)

COLLATERAL RECEIVED FOR
SECURITIES LENDING(7) - 22.3%
REPURCHASE AGREEMENTS
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations in a pooled account
at the lending agent), 5.26%, dated 12/26/06,
due 1/2/07 (Delivery value $5,005,114)                                 5,000,000

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.27%, dated 12/29/06,
due 1/2/07 (Delivery value $2,001,171)                                 2,000,000

Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent), 5.15%,
dated 12/29/06, due 1/2/07
(Delivery value $7,004,006)                                            7,000,000

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations in a pooled
account at the lending agent), 5.17%,
dated 12/29/06, due 1/2/07
(Delivery value $1,835,431)                                            1,834,378

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.10%, dated 12/29/06, due 1/2/07
(Delivery value $2,001,133)                                            2,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                    17,834,378
(Cost $17,834,378)                                               ---------------

TOTAL INVESTMENT SECURITIES - 121.3%                                  96,968,234
                                                                 ---------------
(Cost $95,431,950)

OTHER ASSETS AND LIABILITIES - (21.3)%                              (17,044,667)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 79,923,567
                                                                 ===============

HIGH-YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS

                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
72 U.S. Treasury 2-Year Notes      March 2007       $14,690,250       $(38,408)
26 U.S. Treasury 5-Year Notes      March 2007         2,731,625        (13,059)
                                                 -------------------------------
                                                    $17,421,875       $(51,467)
                                                 ===============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
27 U.S. Treasury 10-Year Notes     March 2007        $2,901,656        $23,353
                                                 ===============================

SWAP AGREEMENTS

Notional                                                             Unrealized
Amount            Description of Agreement         Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
Credit Default
--------------------------------------------------------------------------------
$3,400,000       Pay semiannually a fixed rate      December 2011     $(40,767)
                 equal to 1.40% multiplied by the                    ===========
                 notional amount and receive from
                 Barclays Capital, Inc. upon each
                 default event of one of the
                 issues of Dow Jones CDX N.A.
                 Investment Grade 6, par value of
                 the proportional notional amount.

NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
(1) Security, or a portion thereof, was on loan as of December 31, 2006.  The aggregate value of securities on loan at December 31, 2006, was $17,560,793.
(2) Security, or a portion thereof, has been segregated for a futures contract and/or swap agreement.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2006 was
    $14,012,600, which represented 17.5% of total net assets. None of the restricted securities were considered illiquid.
(4) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    December 31, 2006.
(5) Non-income producing.
(6) The rate indicated is the yield to maturity at purchase.
(7) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

HIGH YIELD - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 95,431,950
                                                                 ===============
Gross tax appreciation of investments                              $  1,977,239
Gross tax depreciation of investments                                  (440,955)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  1,536,284
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PREMIUM MONEY MARKET FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) - 57.6%
        $1,434,000  American Family Financial
                    Services, 5.25%, 1/25/07                       $   1,428,980
        15,000,000  American Family Financial
                    Services, 5.25%, 2/15/07                          14,901,563
         3,977,000  American Family Financial
                    Services, 5.18%, 4/13/07                           3,918,631
         9,100,000  American Honda Finance, 5.22%,
                    2/26/07                                            9,026,108
        10,000,000  Amstel Funding Corp., 5.26%,
                    1/8/07 (Acquired 9/6/06, Cost
                    $9,821,744)(2)                                     9,989,772
           755,000  Amstel Funding Corp., 5.35%,
                    1/16/07 (Acquired 12/21/06,
                    Cost $752,083)(2)                                    753,317
           600,000  Amstel Funding Corp., 5.35%,
                    1/22/07 (Acquired 12/21/06,
                    Cost $597,147)(2)                                    598,128
        12,000,000  Amstel Funding Corp., 5.23%,
                    4/13/07 (Acquired 10/23/06,
                    Cost $11,700,147)(2)                              11,822,180
         2,000,000  Amsterdam Funding Corp., 5.26%,
                    2/9/07 (Acquired 11/6/06, Cost
                    $1,972,239)(2)                                     1,988,603
        15,000,000  Amsterdam Funding Corp., 5.19%,
                    5/1/07 (Acquired 11/6/06,
                    Cost $14,619,400)(2)                              14,740,500
         4,000,000  Bank of America Corp., 5.18%,
                    4/4/07                                             3,946,525
        22,000,000  BMW U.S. Capital LLC, 5.29%,
                    1/2/07 (Acquired 12/29/06,
                    Cost $21,987,069)(2)                              21,996,766
        15,000,000  Canadian Imperial Holdings,
                    5.25%, 1/11/07                                    14,978,146
        13,500,000  Cedar Springs Capital Co., 5.26%,
                    3/2/07 (Acquired 12/1/06 -
                    12/6/06, Cost $13,325,180)(2)                     13,381,753
         7,652,000  Cedar Springs Capital Co., 5.24%,
                    3/12/07 (Acquired 9/13/06 -
                    11/22/06, Cost $7,478,539)(2)                      7,574,035
         8,470,000  CRC Funding LLC, 5.27%, 1/9/07
                    (Acquired 11/14/06,
                    Cost $8,400,631)(2)                                8,460,090
        15,000,000  CRC Funding LLC, 5.26%,
                    1/12/07 (Acquired 11/13/06,
                    Cost $14,868,625)(2)                              14,975,914
        13,300,000  Credit Suisse First Boston, 5.25%,
                    2/12/07 (Acquired 12/7/06, Cost
                    $13,170,048)(2)                                   13,218,537
         8,500,000  Crown Point Capital Co., 5.26%,
                    1/18/07 (Acquired 11/13/06,
                    Cost $8,418,032)(2)                                8,478,887
         5,000,000  Crown Point Capital Co., 5.26%,
                    1/19/07 (Acquired 10/24/06,
                    Cost $4,936,442)(2)                                4,986,850
        10,700,000  Crown Point Capital Co., 5.21%,
                    4/17/07 (Acquired 10/18/06,
                    Cost $10,419,716)(2)                              10,535,856
        10,000,000  Danske Corporation, 5.20%,
                    4/10/07 (Acquired 10/30/06,
                    Cost $9,766,000)(2)                                9,857,000
        10,000,000  Depfa Bank plc, 5.24%, 1/4/07
                    (Acquired 10/6/06, Cost
                    $9,869,000)(2)                                     9,995,634
        10,000,000  Depfa Bank plc, 5.23%, 3/15/07
                    (Acquired 11/22/06,
                    Cost $9,835,836)(2)                                9,893,947
        13,700,000  Emerald Notes of the MBNA,
                    5.26%, 1/8/07 (Acquired
                    10/18/06 - 10/19/06,
                    Cost $13,536,399)(2)                              13,685,988
        11,000,000  Emerald Notes of the MBNA,
                    5.26%, 3/5/07 (Acquired 12/13/06,
                    Cost $10,868,208)(2)                              10,898,745
        10,000,000  Govco Incorporated, 5.24%,
                    1/8/07 (Acquired 10/10/06,
                    Cost $9,869,000)(2)                                9,989,811
        10,000,000  Govco Incorporated, 5.25%,
                    2/26/07 (Acquired 11/27/06,
                    Cost $9,867,292)(2)                                9,918,333
         2,850,000  HBOS Treasury Services plc,
                    5.25%, 2/7/07                                      2,834,622
         5,400,000  ING (U.S.) Funding LLC, 5.26%,
                    1/3/07                                             5,398,424
         3,616,000  ING (U.S.) Funding LLC, 5.22%,
                    2/20/07                                            3,589,784
         1,350,000  IXIS, 5.28%, 1/4/07 (Acquired
                    8/16/06, Cost $1,322,082)(2)                       1,349,406

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         2,000,000  IXIS, 5.27%, 1/26/07 (Acquired
                    11/14/06, Cost $1,978,627)(2)                      1,992,681
         2,600,000  IXIS, 5.25%, 2/16/07 (Acquired
                    11/22/06 - 12/11/06, Cost
                    $2,571,271)(2)                                     2,582,558
         6,400,000  IXIS, 5.25%, 3/27/07 (Acquired
                    12/18/06 - 12/21/06, Cost
                    $6,308,431)(2)                                     6,320,667
         4,000,000  Legacy Capital LLC, 5.26%,
                    1/4/07 (Acquired 9/25/06,
                    Cost $3,940,971)(2)                                3,998,246
        10,000,000  Legacy Capital LLC, 5.26%,
                    1/10/07 (Acquired 9/12/06,
                    Cost $9,824,667)(2)                                9,986,850
         7,500,000  Legacy Capital LLC, 5.22%,
                    2/6/07 (Acquired 10/5/06,
                    Cost $7,365,150)(2)                                7,460,850
         2,000,000  Legacy Capital LLC, 5.31%,
                    2/22/07 (Acquired 12/18/06,
                    Cost $1,980,530)(2)                                1,984,660
        10,300,000  Lexington Parker Capital, 5.24%,
                    2/2/07 (Acquired 11/2/06,
                    Cost $10,162,072)(2)                              10,252,025
        12,000,000  Lexington Parker Capital, 5.23%,
                    2/9/07 (Acquired 10/11/06,
                    Cost $11,789,057)(2)                              11,932,010
        15,000,000  Morgan Stanley, 5.24%, 3/7/07                     14,858,083
         1,175,000  Nestle Capital Corp., 5.17%,
                    8/13/07 (Acquired 8/23/06,
                    Cost $1,115,154)(2)                                1,137,238
         5,300,000  Nieuw Amsterdam Receivables
                    Corporation, 5.24%, 1/3/07
                    (Acquired 10/4/06, Cost
                    $5,229,799)(2)                                     5,298,457
         5,966,000  Nieuw Amsterdam Receivables
                    Corporation, 5.35%, 1/22/07
                    (Acquired 12/26/06, Cost
                    $5,942,061)(2)                                     5,947,381
         3,638,000  Nieuw Amsterdam Receivables
                    Corporation, 5.26%, 2/12/07
                    (Acquired 11/13/06, Cost
                    $3,589,629)(2)                                     3,615,675
        10,000,000  Paradigm Funding LLC, 5.27%,
                    1/8/07 (Acquired 9/15/06, Cost
                    $9,831,813)(2)                                     9,989,763
         4,500,000  Paradigm Funding LLC, 5.33%,
                    1/23/07 (Acquired 12/22/06,
                    Cost $4,478,680)(2)                                4,485,343
        12,979,000  Ranger Funding Co. LLC, 5.25%,
                    1/16/07 (Acquired 10/17/06,
                    Cost $12,806,758)(2)                              12,950,608
         6,118,000  Societe Generale, 5.23%, 3/1/07                    6,065,610
        19,600,000  Spintab AB, 5.27%, 1/4/07                         19,591,400
         1,400,000  Spintab AB, 5.26%, 2/15/07                         1,390,804
        15,000,000  Stadshypotek Deleware, Inc.,
                    5.25%, 2/2/07 (Acquired 12/5/06,
                    Cost $14,870,938)(2)                              14,930,000
         7,600,000  Stadshypotek Deleware, Inc.,
                    5.26%, 2/20/07 (Acquired
                    12/12/06, Cost $7,522,269)(2)                      7,544,478
        15,000,000  Tulip Funding Corp., 5.25%,
                    2/16/07 (Acquired 11/15/06,
                    Cost $14,796,563)(2)                              14,899,375
        10,000,000  Variable Funding Capital Co. LLC,
                    VRN, 5.30%, 2/12/07, resets
                    monthly off the 1-month LIBOR
                    minus 0.05% with no caps
                    (Acquired 8/9/06, Cost
                    $10,000,000)(2)                                   10,000,000
        10,500,000  Windmill Funding Corp., 5.23%,
                    1/25/07 (Acquired 10/3/06, Cost
                    $10,326,103)(2)                                   10,463,390
        12,000,000  Windmill Funding Corp., 5.19%,
                    4/20/07 (Acquired 10/11/06,
                    Cost $11,671,300)(2)                              11,811,430
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               490,602,417
                                                                 ---------------

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 21.3%
         2,500,000  American Honda Finance Corp.,
                    VRN, 5.52%, 1/16/07, resets
                    quarterly off the 3-month LIBOR
                    plus 0.14% with no caps
                    (Acquired 8/23/06,
                    Cost $2,502,075)(2)                                2,500,215
         4,000,000  American Honda Finance Corp.,
                    VRN, 5.51%, 2/20/07, resets
                    quarterly off the 3-month LIBOR
                    plus 0.13% with no caps
                    (Acquired 9/19/06,
                    Cost $4,002,676)(2)                                4,000,886
        10,000,000  Bank of America N.A., VRN, 5.33%,
                    2/23/07, resets quarterly off the
                    3-month LIBOR minus 0.05% with
                    no caps                                           10,000,000
         3,545,000  Christopher Place Inc., VRN, 5.45%,
                    1/4/07 (LOC: Fifth Third Bank)                     3,545,000
         2,425,000  Coastal Area Stores Inc./Tattnall
                    Foods Inc., VRN, 5.38%, 1/4/07
                    (LOC: Columbus Bank & Trust)                       2,425,000
         3,465,000  CPR Investments LLC, VRN, 5.38%,
                    1/4/07                                             3,465,000
         4,650,000  Crosspoint Community Church,
                    VRN, 5.43%, 1/4/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.10% with no caps
                    (LOC: AmSouth Bank)                                4,650,000
        16,375,000  Cunat Sheffield Heights LLC, VRN,
                    5.39%, 1/4/07                                     16,375,000
         1,000,000  Fifth Third Bancorp, 2.70%,
                    1/30/07                                              997,728
         3,000,000  First Baptist Church of Opelika,
                    VRN, 5.35%, 1/4/07 (LOC: FHLB)                     3,000,000
         8,000,000  Florida Hurricane Catastrophe
                    Fund, Series 2006 B, VRN, 5.36%,
                    1/16/07, resets monthly off the
                    1-month LIBOR plus 0.01% with
                    no caps                                            8,000,000
         4,295,000  Green Island Country Club Inc.,
                    VRN, 5.38%, 1/4/07
                    (LOC: Columbus Bank & Trust)                       4,295,000
         8,510,000  Guardian Angel Homes Lewiston
                    LLC, VRN, 5.39%, 1/4/07
                    (LOC: Bank of America N.A.)                        8,510,000
         1,000,000  HBOS Treasury Services plc,
                    3.125%, 1/12/07 (Acquired
                    9/19/06, Cost $992,650)(2)                           999,290
        16,100,000  HBOS Treasury Services plc, VRN,
                    5.45%, 1/12/07, resets quarterly
                    off the 3-month LIBOR plus 0.08%
                    with no caps (Acquired
                    1/12/06 - 8/9/06,
                    Cost $16,114,350)(2)                              16,100,735
         5,950,000  Lee Group Inc./County Materials
                    Inc./Lees Aggregate & Trucking
                    Inc., VRN, 5.46%, 1/4/07
                    (LOC: FHLB)                                        5,950,000
         2,560,000  Multimetco Inc., VRN, 5.43%,
                    1/4/07, resets monthy off the
                    1-month LIBOR plus 0.10% with
                    no caps (LOC: AmSouth Bank)                        2,560,000
        13,000,000  OSS Realty Co., VRN, 5.44%,
                    1/4/07 (LOC: SunTrust Bank)                       13,000,000
         2,000,000  Salvation Army, Series 2004 A,
                    VRN, 5.35%, 1/4/07 (LOC: Bank
                    of New York)                                       2,000,000
         2,400,000  Santa Rosa Property Holding LLC,
                    VRN, 5.38%, 1/4/07                                 2,400,000
         3,830,000  Six Ten Properties LLC, VRN,
                    5.38%, 1/4/07
                    (LOC: Columbus Bank & Trust)                       3,830,000
         1,860,000  St. Mary's Congregation, VRN,
                    5.50%, 1/4/07 (LOC: Marshall &
                    Isley Bank)                                        1,860,000
         7,000,000  Svenska Handelsbanken (New
                    York), VRN, 5.29%, 1/30/07,
                    resets monthly off the 1-month
                    LIBOR minus 0.06% with no caps                     6,999,715
         9,000,000  Travelers Insurance Co. Group,
                    VRN, 5.43%, 2/7/07, resets
                    quarterly off the 3-month LIBOR
                    plus 0.08% with no caps (Acquired
                    8/7/03, Cost $9,000,000)(2)                        9,000,000
        10,000,000  UBS AG, 5.40%, 11/28/07                           10,000,000
         5,000,000  UBS AG, 5.40%, 12/14/07                            5,000,000
        10,000,000  Wachovia Bank N.A., VRN, 5.32%,
                    3/30/07, resets quarterly off the
                    3-month LIBOR minus 0.04% with
                    no caps                                           10,000,033
        10,000,000  Wal-Mart Stores, Inc., VRN, 5.26%,
                    3/28/07, resets quarterly off the
                    3-month LIBOR minus 0.10% with
                    no caps                                            9,999,059
        10,000,000  Wal-Mart Stores, Inc., VRN, 5.88%,
                    6/1/07                                            10,020,966

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

                                                                 ---------------
TOTAL CORPORATE BONDS                                                181,483,627
                                                                 ---------------

MUNICIPAL SECURITIES - 11.3%
           600,000  American National Fish & Wildlife
                    Museum District Rev., Series
                    2004 B, VRDN, 5.45%, 1/4/07
                    (LOC: Commerce Bank N.A.)                            600,000
           560,000  Board Trustees Morgan County
                    Memorial Hospital Rev.,
                    (Johnson County), VRDN, 5.46%,
                    1/4/07 (LOC: Fifth Third Bank)                       560,000
         1,625,000  Calexico Unified School District
                    COP, (Refinancing Project), VRDN,
                    5.38%, 1/4/07 (XLCA) (SBBPA:
                    Wachovia Bank N.A.)                                1,625,000
         1,260,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2000 B, (Metrotile
                    Manufacturing), VRDN, 5.45%,
                    1/4/07 (LOC: Comerica Bank)                        1,260,000
           300,000  California Statewide Communities
                    Development Auth. Rev.,
                    (Industrial Improvements), VRDN,
                    5.50%, 1/4/07 (LOC: Bank of the
                    West)                                                300,000
           825,000  Colorado Housing & Finance Auth.
                    Rev., Series 2004 B, (Corey
                    Building), VRDN, 5.45%, 1/4/07
                    (LOC: Guaranty Bank & Trust and
                    Wells Fargo Bank N.A.)                               825,000
           790,000  Colorado Housing & Finance Auth.
                    Rev., Series 2004 B, (Taxable
                    POPIEL Properties), VRDN, 5.43%,
                    1/4/07 (LOC: Guaranty Bank &
                    Trust and Wells Fargo Bank N.A.)                     790,000
         1,925,000  Colorado Housing & Finance Auth.
                    Rev., Series 2005 B, (Closet
                    Factory), VRDN, 5.45%, 1/4/07
                    (LOC: Bank of New York)                            1,925,000
         1,000,000  Columbus Development Auth. Rev.,
                    (CEDC/ICFORM Inc.), VRDN,
                    5.43%, 1/4/07 (LOC: Columbus
                    Bank & Trust)                                      1,000,000
         2,000,000  Columbus Development Auth. Rev.,
                    (Columbus Park East), VRDN,
                    5.38%, 1/4/07 (LOC: Columbus
                    Bank & Trust)                                      2,000,000
         1,400,000  Columbus Development Auth. Rev.,
                    Series 2005 B, (Foundation
                    Properties, Inc., Student Housing),
                    VRDN, 5.39%, 1/4/07 (LOC:
                    Columbus Bank & Trust)                             1,400,000
         3,055,000  Columbus Development Auth. Rev.,
                    VRDN, 5.38%, 1/4/07 (LOC:
                    Columbus Bank & Trust)                             3,055,000
         5,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    5.37%, 1/3/07 (SBBPA: Depfa
                    Bank plc)                                          5,000,000
         5,105,000  Cook County Industrial
                    Development Rev., Series 1999 B,
                    (Devorahco LLC), VRDN, 5.39%,
                    1/4/07 (LOC: LaSalle Bank N.A.)
                    (Acquired 3/23/01, Cost
                    $5,105,000)(2)                                     5,105,000
           925,000  Crawford Education Facilities Corp.
                    Rev., Series 2004 B, (Refunding
                    Taxable University Package),
                    VRDN, 5.45%, 1/4/07
                    (LOC: BNP Paribas)                                   925,000
         4,700,000  Fairfield Rev., Series 2005 A-2,
                    VRDN, 5.35%, 1/4/07 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale)                                      4,700,000
           400,000  Greenville South Carolina Memorial
                    Auditorium District COP,
                    Series 1996 C, (BI-LO Center),
                    VRDN, 5.47%, 1/3/07 (LOC: Bank
                    of America N.A.)                                     400,000
         6,285,000  Kansas City Missouri Tax
                    Increment Rev., Series 2003 B,
                    (Chouteau Development Company
                    LLC), VRDN, 5.38%, 1/4/07 (MBIA)
                    (SBBPA: JPMorgan Chase Bank)                       6,285,000
         5,900,000  Lower Colorado River Auth. Rev.,
                    5.36%, 1/4/07                                      5,900,000
         2,500,000  Lower Colorado River Auth. Rev.,
                    5.37%, 3/7/07                                      2,500,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         7,500,000  Mississippi Business Finance Corp.
                    Rev., (Future Pipe Industries, Inc.),
                    VRDN, 5.35%, 1/4/07
                    (LOC: Mashreqbank and Bank
                    of New York)                                       7,500,000
         2,500,000  Mississippi Business Finance Corp.
                    Rev., (Sigma Supply, Inc.), VRDN,
                    5.35%, 1/4/07 (LOC: First
                    Tennessee Bank N.A.)                               2,500,000
         3,000,000  Mississippi Business Finance Corp.
                    Rev., Series 2006 R-1, (Aurora
                    Flight Sciences Corporation),
                    VRDN, 5.35%, 1/4/07 (LOC:
                    Cadence Bank N.A. and FHLB)                        3,000,000
         7,615,000  Montebello COP, VRDN, 5.40%,
                    1/3/07 (LOC: Union Bank of
                    California N.A. and California State
                    Teacher's Retirement System)                       7,615,000
           280,000  Nebraska Investment Finance Auth.
                    Multifamily Rev., Series 2001 B,
                    (Riverbend Apartments), VRDN,
                    5.47%, 1/4/07 (LOC: LaSalle
                    Bank N.A.) (Acquired 9/5/01,
                    Cost $280,000)(2)                                    280,000
         1,460,000  New Jersey Economic Development
                    Auth. Rev., Series 2006 B,
                    (Accurate Box Co., Inc.), VRDN,
                    5.42%, 3/1/07 (LOC: SunTrust
                    Bank)                                              1,460,000
         4,820,000  New Orleans Rev., VRDN, 5.50%,
                    1/4/07 (Ambac) (SBBPA: Bank
                    One Louisiana)                                     4,820,000
         3,000,000  Ogden City Redevelopment Ageny
                    Rev., Series 2005 C1, VRDN,
                    5.50%, 1/2/07 (LOC: Bank of
                    New York)                                          3,000,000
         1,220,000  Ontario County Industrial
                    Development Agency Rev., Series
                    2005 B, (Friends of the Finger
                    Lakes Performing Arts Center, Inc.
                    Civic Facility), VRDN, 5.60%,
                    1/2/07 (LOC: Citizens Bank NA)                     1,220,000
           315,000  Ontario County Industrial
                    Development Agency Rev., Series
                    2006 B, (CHF - Finger Lakes, LLC
                    Civic Facility), VRDN, 5.42%,
                    1/4/07 (LOC: Citizens Bank N.A.)                     315,000
         1,500,000  Oregon State Facilities Auth. Rev.,
                    (Hazelden Springbrook), VRDN,
                    5.45%, 1/4/07 (LOC: Allied Irish
                    Bank plc)                                          1,500,000
         2,000,000  Osceola County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Regatta Bay Apartments), VRDN,
                    5.47%, 1/3/07 (LOC: FNMA)                          2,000,000
           100,000  Palm Beach County Florida
                    Housing Finance Auth. Rev., Series
                    2003 B, (Renaissance), VRDN,
                    5.47%, 1/3/07 (FNMA) (LIQ FAC:
                    FNMA)                                                100,000
         3,900,000  Southeast Alabama Gas District
                    Rev., (Lateral Project), VRDN,
                    5.35%, 1/4/07 (Ambac) (SBBPA:
                    AmSouth Bank of Alabama)                           3,900,000
         2,500,000  Southeast Industrial Development
                    Agency Rev., (Powers Fasteners),
                    VRDN, 5.45%, 1/4/07 (LOC: Bank
                    of New York)                                       2,500,000
         2,250,000  Vermont Economic Development
                    Auth. Rev., Series 2006 D, (Wake
                    Robin Corp.), VRDN, 5.37%,
                    1/4/07 (LOC: Sovereign Bank FSB
                    and Lloyds TSB Bank plc)                           2,250,000
         3,355,000  Washington Economic Development
                    Finance Auth. Rev., Series 2006 G,
                    (Wesmar Company, Inc.), VRDN,
                    5.39%, 1/3/07 (LOC: U.S.
                    Bank N.A.)                                         3,355,000
         2,500,000  West Covina Public Financing
                    Auth. Tax Allocation Rev., Series
                    1999, (Redevelopment Agency &
                    Sub-Lien), VRDN, 5.43%, 1/4/07
                    (LOC: Allied Irish Bank plc)                       2,500,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            95,970,000
                                                                 ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.7%
         5,000,000  FHLB, 5.00%, 1/29/07                               5,000,000
         5,000,000  FHLB, 4.80%, 2/23/07                               5,000,000
        10,000,000  FHLB, 4.89%, 3/5/07                               10,000,000
        10,000,000  FHLB, 5.58%, 8/14/07                              10,000,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        10,000,000  FHLB, 5.50%, 8/21/07                              10,004,257
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               40,004,257
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 4.5%
        10,000,000  Calyon New York, 5.30%, 3/8/07                    10,000,000
        10,000,000  Citibank N.A., 5.32%, 2/8/07                      10,000,000
        10,000,000  Citibank N.A., 5.33%, 3/28/07                     10,000,000
         8,100,000  Royal Bank of Scotland (New
                    York), 4.82%, 1/18/07                              8,100,075
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                         38,100,075
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.4%                                  846,160,376
                                                                 ---------------
OTHER ASSETS AND LIABILITIES - 0.6%                                    4,943,005
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 851,103,381
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
XLCA = XL Capital Ltd.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2006 was $426,659,863, which represented 50.1% of total net assets. Restricted securities considered illiquid represent 1.1% of total net assets.

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                    $ 846,160,376
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INFLATION PROTECTION BOND FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 96.6%
        $1,498,728  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)                       $  1,492,582
         1,372,531  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26                              1,291,253
         1,172,762  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28(1)                          1,416,341
           533,953  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                               672,574
           653,688  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                               789,840
           124,905  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08                               126,276
         1,230,430  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                             1,264,652
           635,671  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                                669,243
         1,091,789  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                             1,035,409
         1,275,351  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                              1,328,060
         1,423,296  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11(1)                          1,418,071
           852,322  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                               890,111
           869,782  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                                895,367
           714,148  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                               690,158
         1,092,090  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                              1,061,205
           963,468  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                                935,430
           951,120  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15                               895,539
         1,037,430  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15                               994,515
         1,016,690  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16                                981,980
         1,149,080  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16                              1,158,147
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        20,006,753
(Cost $20,429,237)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 2.2%
           458,035  TVA Inflation Indexed Notes,
                    3.375%, 1/15/07                                      458,420
                                                                 ---------------
(Cost $458,408)

TOTAL INVESTMENT SECURITIES - 98.8%                                   20,465,173
                                                                 ---------------
(Cost $20,887,645)

OTHER ASSETS AND LIABILITIES - 1.2%                                      238,405
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 20,703,578
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
16 U.S. Treasury 2-Year Notes      March 2007       $3,264,500        $(8,499)
                                                 ===============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
 8 U.S. Treasury 10-Year Notes     March 2007         $859,750         $6,938
                                                 ===============================

NOTES TO SCHEDULE OF INVESTMENTS
TVA = Tennessee Valley Authority
(1) Security, or a portion thereof, has been segregated for futures contracts.

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 20,930,515
                                                                 ===============
Gross tax appreciation of investments                              $      1,264
Gross tax depreciation of investments                                  (466,606)
                                                                 ---------------
Net tax depreciation of investments                                $   (465,342)
                                                                 ===============

The difference between book-basis and tax-basis cost and appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY - MASON STREET SELECT BOND FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 32.6%
AEROSPACE & DEFENSE - 1.7%
    $      315,000  BAE Systems Holdings Inc.,
                    4.75%, 8/15/10 (Acquired
                    3/21/06, Cost $305,566)(1)                      $    306,782
           313,000  Boeing Capital Corp.,
                    4.75%, 8/25/08                                       310,740
           316,000  General Dynamics Corp.,
                    3.00%, 5/15/08                                       306,070
           109,000  General Dynamics Corp.,
                    4.25%, 5/15/13                                       103,147
            65,000  Honeywell International Inc.,
                    5.40%, 3/15/16                                        65,111
           245,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     243,775
            75,000  Lockheed Martin Corp.,
                    6.19%, 9/1/36                                         79,073
           462,000  Raytheon Company,
                    5.50%, 11/15/12                                      465,476
            50,000  United Technologies Corp.,
                    6.35%, 3/1/11                                         52,036
                                                                 ---------------
                                                                       1,932,210
                                                                 ---------------
AUTO COMPONENTS - 0.2%
           134,000  Johnson Controls, Inc.,
                    5.50%, 1/15/16                                       131,616
            63,000  Johnson Controls, Inc.,
                    6.00%, 1/15/36                                        61,188
                                                                 ---------------
                                                                         192,804
                                                                 ---------------
AUTOMOBILES - 0.3%
           315,000  DaimlerChrysler N.A.
                    Holding Corp., 5.75%, 5/18/09                        315,621
                                                                 ---------------
BEVERAGES - 0.8%
            45,000  Anheuser-Busch Companies, Inc.,
                    4.375%, 1/15/13                                       42,705
            55,000  Anheuser-Busch Companies, Inc.,
                    5.75%, 4/1/36                                         52,926
           160,000  Constellation Brands Inc.,
                    7.25%, 9/1/16                                        165,200
           238,000  Fortune Brands Inc.,
                    5.375%, 1/15/16                                      226,069
            95,000  PepsiAmericas, Inc.,
                    4.875%, 1/15/15                                       91,099
           285,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $284,798)(1)                                    291,991
                                                                 ---------------
                                                                         869,990
                                                                 ---------------
CAPITAL MARKETS - 1.7%
           165,000  Credit Suisse First Boston
                    (USA), Inc., 5.50%, 8/16/11                          166,967
           245,000  Credit Suisse First Boston
                    (USA), Inc., 6.125%, 11/15/11                        253,951
           402,000  Goldman Sachs Group, Inc.
                    (The), 5.15%, 1/15/14                                396,590
           235,000  Lehman Brothers Holdings Inc.,
                    5.75%, 1/3/17                                        238,457
            75,000  Lehman Brothers Holdings Inc.,
                    5.875%, 11/15/17                                      76,807
            50,000  Mellon Bank N.A., 5.45%, 4/1/16                       49,931
            77,000  Merrill Lynch & Co., Inc.,
                    5.00%, 1/15/15                                        75,135
           181,000  Morgan Stanley,
                    5.375%, 10/15/15                                     179,692
           110,000  Morgan Stanley, 6.25%, 8/9/26                        115,354
            80,000  Northern Trust Corp.,
                    5.30%, 8/29/11                                        80,348
           250,000  State Street Bank & Trust Co.,
                    5.30%, 1/15/16                                       247,906
                                                                 ---------------
                                                                       1,881,138
                                                                 ---------------
COMMERCIAL BANKS - 2.5%
           186,000  Bank of New York Co. Inc. (The),
                    4.95%, 1/14/11                                       184,339
           422,000  Bank One Corp., 5.25%, 1/30/13                       419,025

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           150,000  Barclays Bank plc, 5.93%,
                    12/15/49 (Acquired 9/21/06-
                    11/30/06, Cost $150,951)(1)                          152,172
            67,000  BB&T Corp., 4.90%, 6/30/17                            63,495
            79,000  Deutsche Bank Capital Funding
                    Trust VII, 5.63%, 1/19/16
                    (Acquired 5/9/06,
                    Cost $74,765)(1)                                      77,771
           240,000  Fifth Third Bancorp,
                    5.45%, 1/15/17                                       237,689
           250,000  M&I Marshall & Ilsley Bank,
                    5.30%, 9/8/11                                        250,363
           255,000  National Australia Bank Ltd.,
                    4.80%, 4/6/10 (Acquired 3/30/05,
                    Cost $254,709)(1)                                    251,530
            75,000  U.S. Bank N.A., 4.80%, 4/15/15                        71,923
            93,000  UnionBanCal Corp.,
                    5.25%, 12/16/13                                       91,409
           380,000  Wachovia Corp., 5.35%, 3/15/11                       381,424
            75,000  Wachovia Corp.,
                    5.625%, 10/15/16                                      75,793
           295,000  Wells Fargo Bank N.A.,
                    5.75%, 5/16/16                                       302,674
           279,000  Zions Bancorporation,
                    5.50%, 11/16/15                                      274,964
                                                                 ---------------
                                                                       2,834,571
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(2)
            35,000  Cisco Systems Inc.,
                    5.50%, 2/22/16                                        35,085
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.2%
           175,000  Seagate Technology HDD
                    Holdings, 6.80%, 10/1/16                             176,750
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
            75,000  CRH America Inc.,
                    6.00%, 9/30/16                                        75,843
                                                                 ---------------
CONSUMER FINANCE - 0.3%
           285,000  SLM Corporation, 5.45%, 4/25/11                      286,379
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.0%
           125,000  Bank of America Corp.,
                    5.625%, 10/14/16                                     127,502
           300,000  Bank of America Corp.,
                    5.42%, 3/15/17                                       296,163
           345,000  Citigroup Inc., 5.85%, 8/2/16                        357,404
           195,000  GMAC LLC, 6.00%, 12/15/11                            194,357
           425,000  HSBC Finance Corp.,
                    4.125%, 11/16/09                                     413,467
           276,000  International Lease Finance Corp.,
                    4.75%, 1/13/12                                       268,652
           197,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       194,558
           340,000  JPMorgan Chase Bank N.A.,
                    5.875%, 6/13/16                                      349,794
                                                                 ---------------
                                                                       2,201,897
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
           194,000  AT&T Corp., 8.00%, 5/15/07                           241,419
           159,000  AT&T Corp., 7.30%, 11/15/11                          172,322
           195,000  Deutsche Telekom International
                    Finance BV, 5.75%, 3/23/16                           192,474
           105,000  Embarq Corp., 6.74%, 6/1/13                          107,607
           115,000  Embarq Corp., 7.08%, 6/1/16                          117,272
            50,000  Embarq Corp., 8.00%, 3/1/36                           52,182
           125,000  France Telecom SA,
                    8.50%, 3/1/31                                        164,578
           210,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                      233,638

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           100,000  Sprint Capital Corp.,
                    6.90%, 5/1/19                                        103,318
            62,000  Sprint Capital Corp.,
                    8.75%, 3/15/32                                        74,835
           146,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       139,512
           175,000  Telecom Italia Capital SA,
                    6.20%, 7/18/11                                       177,759
           140,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       139,763
           175,000  Verizon Global Funding Corp.,
                    5.85%, 9/15/35                                       168,174
                                                                 ---------------
                                                                       2,084,853
                                                                 ---------------
ELECTRIC UTILITIES - 4.5%
            60,000  Carolina Power & Light Co.,
                    6.50%, 7/15/12                                        62,945
           634,000  DTE Energy Co., 7.05%, 6/1/11                        672,474
           268,000  Duquesne Light Holdings, Inc.,
                    5.50%, 8/15/15                                       251,643
           153,000  Entergy Mississippi Inc.,
                    6.25%, 4/1/34                                        149,133
           100,000  Florida Power & Light Co.,
                    5.625%, 4/1/34                                        98,687
           469,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        456,304
           418,000  FPL Group Capital Inc.,
                    5.55%, 2/16/08                                       418,651
           339,000  Indiana Michigan Power Co.,
                    5.05%, 11/15/14                                      324,487
           171,704  Kiowa Power Partners LLC,
                    4.81%, 12/30/13
                    (Acquired 11/19/04,
                    Cost $167,635)(1)                                    165,740
           123,000  Kiowa Power Partners LLC,
                    5.74%, 3/30/21 (Acquired
                    11/19/04, Cost $123,000)(1)                          119,365
            30,000  MidAmerican Energy Holdings Co.,
                    6.125%, 4/1/36                                        30,345
            80,000  Monongahela Power Co., 5.70%,
                    3/15/17 (Acquired 9/13/06,
                    Cost $79,708)(1)                                      80,097
           272,000  Nevada Power Co.,
                    5.875%, 1/15/15                                      272,101
            90,000  Nevada Power Co.,
                    6.50%, 5/18/18                                        93,749
           130,000  Oncor Electric Delivery Co.,
                    6.375%, 1/15/15                                      134,211
           110,000  Oncor Electric Delivery Co.,
                    7.00%, 9/1/22                                        118,609
           371,000  PacifiCorp, 5.45%, 9/15/13                           371,318
           373,000  PPL Electric Utilities Corp.,
                    4.30%, 6/1/13                                        349,801
            40,000  PPL Energy Supply LLC,
                    6.00%, 12/15/36                                       38,704
           224,000  Public Service Electric & Gas Co.,
                    5.00%, 1/1/13                                        219,544
           145,000  Public Service Electric & Gas Co.,
                    5.70%, 12/1/36                                       141,736
           235,000  Southern California Edison Co.,
                    5.00%, 1/15/16                                       227,160
            30,000  Southern California Edison Co.,
                    5.55%, 1/15/37                                        28,774
           245,000  Toledo Edison Co., 6.15%, 5/15/37                    241,990
                                                                 ---------------
                                                                       5,067,568
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
           268,000  Consolidated Natural Gas
                    Company, 5.00%, 12/1/14                              258,108
            65,000  Weatherford International Ltd.,
                    6.50%, 8/1/36                                         65,466
                                                                 ---------------
                                                                         323,574
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.6%
           373,000  CVS Corp., 4.875%, 9/15/14                           357,099
           285,000  Delhaize America Inc.,
                    8.125%, 4/15/11                                      308,870
                                                                 ---------------
                                                                         665,969
                                                                 ---------------
FOOD PRODUCTS - 0.5%
           473,000  Kellogg Co., 6.60%, 4/1/11                           496,493
            68,000  Kraft Foods Inc., 6.25%, 6/1/12                       70,719

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            25,000  Kraft Foods Inc., 5.25%, 10/1/13                      24,719
                                                                 ---------------
                                                                         591,931
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
            40,000  Harrah's Operating Co. Inc.,
                    5.75%, 10/1/17                                        33,576
           170,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       173,882
                                                                 ---------------
                                                                         207,458
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
           145,000  KB Home, 7.75%, 2/1/10                               148,263
           150,000  Meritage Homes Corp.,
                    6.25%, 3/15/15                                       143,250
                                                                 ---------------
                                                                         291,513
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.0%
           399,000  Clorox Company, 4.20%, 1/15/10                       387,331
           745,000  Gillette Company (The),
                    2.50%, 6/1/08                                        716,552
                                                                 ---------------
                                                                       1,103,883
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
           110,000  Siemens
                    Financieringsmaatschappij N.V.,
                    5.75%, 10/17/16 (Acquired
                    8/9/06, Cost $109,721)(1)                            111,691
                                                                 ---------------
INSURANCE - 1.0%
           745,000  Berkley (W.R.) Corp.,
                    9.875%, 5/15/08                                      787,411
           373,000  Berkshire Hathaway
                    Finance Corp., 3.40%, 7/2/07                         369,788
                                                                 ---------------
                                                                       1,157,199
                                                                 ---------------
MEDIA - 1.3%
           180,000  Clear Channel Communications,
                    Inc., 6.25%, 3/15/11                                 175,085
            15,000  Clear Channel Communications,
                    Inc., 5.50%, 9/15/14                                  12,672
            75,000  Comcast Corp., 6.50%, 1/15/17                         78,408
           100,000  Comcast Corp., 6.45%, 3/15/37                        100,386
           135,000  News America Inc.,
                    6.40%, 12/15/35                                      134,552
           105,000  Rogers Cable Inc.,
                    5.50%, 3/15/14                                       100,925
           125,000  TCI Communications, Inc.,
                    8.75%, 8/1/15                                        148,079
            40,000  Time Warner Companies, Inc.,
                    7.25%, 10/15/17                                       43,778
           600,000  Time Warner Entertainment Co.
                    L.P., 7.25%, 9/1/08                                  617,113
            37,000  Time Warner Entertainment Co.
                    L.P., 8.375%, 7/15/33                                 44,851
            20,000  Time Warner Inc.,
                    6.625%, 5/15/29                                       20,314
            25,000  Viacom Inc., 6.25%, 4/30/16                           24,870
                                                                 ---------------
                                                                       1,501,033
                                                                 ---------------
MULTILINE RETAIL - 1.0%
           302,000  Federated Department
                    Stores, Inc., 6.30%, 4/1/09                          307,193
            50,000  Federated Retail Holdings, Inc.,
                    5.90%, 12/1/16                                        50,015
            63,000  J.C. Penney Corp. Inc.,
                    6.875%, 10/15/15                                      65,903
            30,000  May Department Stores Co. (The),
                    6.65%, 7/15/24                                        29,800

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           644,000  Target Corp., 5.40%, 10/1/08                         647,142
                                                                 ---------------
                                                                       1,100,053
                                                                 ---------------
MULTI-UTILITIES - 1.9%
            25,000  CenterPoint Energy Houston
                    Electric LLC, 5.70%, 3/15/13                          25,214
            30,000  CenterPoint Energy Houston
                    Electric LLC, 6.95%, 3/15/33                          33,353
           313,000  CenterPoint Energy Transition
                    Bond Co. LLC, 5.17%, 8/1/19                          311,018
            55,000  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16                        55,024
            25,000  Consolidated Edison Co. of
                    New York, Inc., Series 2005 C,
                    5.375%, 12/15/15                                      24,880
           834,000  Consumers Energy Co.,
                    4.80%, 2/17/09                                       823,480
            80,000  NiSource Finance Corp.,
                    5.40%, 7/15/14                                        77,635
            25,000  Northern States Power Co.,
                    5.25%, 10/1/18                                        24,225
           110,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        111,314
           313,000  Puget Sound Energy, Inc.,
                    3.36%, 6/1/08                                        304,403
            50,000  Puget Sound Energy, Inc.,
                    6.27%, 3/15/37                                        50,910
            65,000  Tampa Electric Co.,
                    6.55%, 5/15/36                                        69,060
           180,000  Virginia Electric and Power Co.,
                    6.00%, 1/15/36                                       179,750
            85,000  XCEL Energy Inc., 6.50%, 7/1/36                       90,109
                                                                 ---------------
                                                                       2,180,375
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.9%
            30,000  Amerada Hess Corp.,
                    7.125%, 3/15/33                                       32,925
           115,000  Anadarko Finance Co.,
                    7.50%, 5/1/31                                        130,869
            90,000  Anadarko Petroleum Corp.,
                    5.95%, 9/15/16                                        90,353
            15,000  Anadarko Petroleum Corp.,
                    6.45%, 9/15/36                                        15,208
           475,000  Conoco Funding Co.,
                    6.35%, 10/15/11                                      497,097
            50,000  ConocoPhillips Canada
                    Funding Co. I, 5.625%, 10/15/16                       50,331
           105,000  EnCana Holdings Finance Corp.,
                    5.80%, 5/1/14                                        105,780
           225,000  Kinder Morgan Energy
                    Partners L.P., 7.30%, 8/15/33                        244,751
           300,000  Kinder Morgan Finance Co., ULC,
                    5.35%, 1/5/11                                        292,855
           132,000  Nexen Inc., 5.875%, 3/10/35                          123,972
           380,000  Occidental Petroleum Corp.,
                    10.125%, 9/15/09                                     424,947
           430,000  Pemex Project Funding Master
                    Trust, 5.75%, 12/15/15                               427,528
           125,000  Petro-Canada, 5.95%, 5/15/35                         118,924
           210,000  Pioneer Natural Resources Co.,
                    6.875%, 5/1/18                                       204,098
            40,000  Sunoco Inc., 5.75%, 1/15/17                           39,205
           257,000  Talisman Energy Inc.,
                    5.85%, 2/1/37                                        235,354
           220,000  Tesoro Corp., 6.25%, 11/1/12                         220,000
            30,000  XTO Energy Inc., 5.30%, 6/30/15                       29,074
                                                                 ---------------
                                                                       3,283,271
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
           165,000  Weyerhaeuser Co.,
                    7.375%, 3/15/32                                      172,734
                                                                 ---------------
PHARMACEUTICALS - 0.2%
           186,000  Abbott Laboratories,
                    3.75%, 3/15/11                                       175,835
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.5%
           104,000  Archstone-Smith Operating Trust,
                    5.25%, 12/1/10                                       103,359
            50,000  AvalonBay Communities Inc.,
                    5.50%, 1/15/12                                        50,358
           231,000  Developers Diversified
                    Realty Corp., 5.375%, 10/15/12                       229,064

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            80,000  Duke Realty L.P., 5.95%, 2/15/17                      81,310
           242,000  iStar Financial Inc., 5.15%, 3/1/12                  235,616
           241,000  ProLogis, 5.50%, 3/1/13                              240,547
           150,000  ProLogis, 5.75%, 4/1/16                              151,184
           355,000  Simon Property Group L.P.,
                    5.375%, 6/1/11                                       355,386
            85,000  Simon Property Group L.P.,
                    5.60%, 9/1/11                                         85,772
           190,000  Simon Property Group L.P.,
                    6.10%, 5/1/16                                        197,299
                                                                 ---------------
                                                                       1,729,895
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
            35,000  Colonial Realty L.P.,
                    6.05%, 9/1/16                                         35,509
            91,000  ERP Operating L.P.,
                    5.25%, 9/15/14                                        90,121
           440,000  Rouse Co. L.P./TRC Co-Issuer Inc.,
                    6.75%, 5/1/13 (Acquired 5/2/06,
                    Cost $438,627)(1)                                    444,071
                                                                 ---------------
                                                                         569,701
                                                                 ---------------
ROAD & RAIL - 1.1%
           471,000  Burlington Northern
                    Santa Fe Corp., 6.125%, 3/15/09                      478,681
            98,000  Union Pacific Corp.,
                    3.875%, 2/15/09                                       95,139
           671,000  Union Pacific Corp.,
                    7.375%, 9/15/09                                      706,799
                                                                 ---------------
                                                                       1,280,619
                                                                 ---------------
SPECIALTY RETAIL - 0.6%
           165,000  Home Depot, Inc. (The),
                    5.40%, 3/1/16                                        161,665
           490,000  Home Depot, Inc. (The),
                    5.875%, 12/16/36                                     482,521
                                                                 ---------------
                                                                         644,186
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.6%
            90,000  Countrywide Financial Corp.,
                    6.25%, 5/15/16                                        91,893
           290,000  Residential Capital Corp.,
                    6.00%, 2/22/11                                       289,712
           280,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                       284,125
                                                                 ---------------
                                                                         665,730
                                                                 ---------------
TOBACCO - 0.1%
            85,000  Reynolds American Inc.,
                    7.625%, 6/1/16                                        90,485
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
           160,000  Cingular Wireless LLC,
                    7.125%, 12/15/31                                     177,784
           350,000  Vodafone Group plc,
                    5.50%, 6/15/11                                       351,230
                                                                 ---------------
                                                                         529,014
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 36,330,858
(Cost $36,559,696)                                               ---------------

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 33.3%
         2,463,000  FHLMC, 5.50%,
                    settlement date 1/11/07(4)                         2,436,059
         1,763,000  FHLMC, 6.00%,
                    settlement date 1/11/07(4)                         1,776,223
           763,572  FHLMC, 4.50%, 5/1/19                                 736,975
           320,064  FHLMC, 5.00%, 10/1/19                                314,908
         1,043,832  FHLMC, 5.00%, 11/1/19                              1,027,050
            73,046  FHLMC, 5.50%, 11/1/19                                 73,082
            94,085  FHLMC, 5.50%, 11/1/19                                 94,131
           149,981  FHLMC, 5.50%, 11/1/19                                150,054
           113,325  FHLMC, 5.50%, 11/1/19                                113,380
            98,130  FHLMC, 5.50%, 11/1/19                                 98,178
           100,124  FHLMC, 5.50%, 12/1/19                                100,173
            66,897  FHLMC, 5.00%, 2/1/20                                  65,749
            32,449  FHLMC, 5.00%, 2/1/20                                  31,892
           180,034  FHLMC, 5.50%, 3/1/20                                 179,944
           158,548  FHLMC, 5.50%, 3/1/20                                 158,469
           379,420  FHLMC, 5.50%, 3/1/20                                 379,231
            39,696  FHLMC, 5.00%, 5/1/20                                  39,015
           222,391  FHLMC, 5.00%, 5/1/20                                 218,573
           104,971  FHLMC, 5.00%, 5/1/20                                 103,169
           150,754  FHLMC, 4.00%, 10/1/20                                141,807
           243,617  FHLMC, 6.50%, 5/1/34                                 248,447
           576,130  FHLMC, 5.50%, 6/1/35                                 570,063
           400,169  FHLMC, 5.50%, 10/1/35                                395,955
         2,155,258  FHLMC, 5.00%, 11/1/35                              2,080,965
         2,245,399  FHLMC, 5.00%, 12/1/35                              2,167,999
           153,802  FHLMC, 6.50%, 3/1/36                                 156,702
           120,288  FHLMC, 6.50%, 3/1/36                                 122,556
           315,806  FNMA, 5.32%, 4/1/14                                  317,764
           486,987  FNMA, 5.17%, 1/1/16                                  483,111
         1,153,712  FNMA, 5.29%, 4/1/16                                1,162,091
           157,168  FNMA, 4.00%, 6/1/19                                  148,171
         1,199,462  FNMA, 4.50%, 6/1/19                                1,158,890
           965,704  FNMA, 4.50%, 8/1/19                                  933,039
           113,728  FNMA, 6.00%, 10/1/19                                 115,320
           134,315  FNMA, 4.50%, 12/1/19                                 129,772
           214,091  FNMA, 5.00%, 3/1/20                                  210,767
           203,094  FNMA, 5.00%, 3/1/20                                  199,726
           175,801  FNMA, 5.00%, 4/1/20                                  172,885
           263,348  FNMA, 5.00%, 5/1/20                                  258,981
            54,179  FNMA, 5.00%, 5/1/20                                   53,281
           432,810  FNMA, 5.00%, 5/1/20                                  425,632
           604,776  FNMA, 4.50%, 7/1/20                                  583,675
           498,793  FNMA, 5.50%, 9/1/34                                  493,601
           881,185  FNMA, 6.00%, 10/1/34                                 888,064
         1,594,807  FNMA, 5.00%, 11/1/34                               1,542,150
           655,715  FNMA, 6.00%, 11/1/34                                 660,834
           100,935  FNMA, 5.50%, 3/1/35                                   99,814
            75,343  FNMA, 5.50%, 3/1/35                                   74,506
            53,084  FNMA, 5.50%, 3/1/35                                   52,494
           401,645  FNMA, 5.50%, 3/1/35                                  397,183
           337,313  FNMA, 5.50%, 3/1/35                                  333,566
           466,655  FNMA, 5.00%, 4/1/35                                  450,814
            66,627  FNMA, 6.00%, 5/1/35                                   67,114
            56,304  FNMA, 6.00%, 6/1/35                                   56,715
            11,987  FNMA, 6.00%, 6/1/35                                   12,075
         1,551,454  FNMA, 5.00%, 7/1/35                                1,498,790

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           292,431  FNMA, 5.50%, 7/1/35                                  289,182
           296,759  FNMA, 6.00%, 7/1/35                                  298,926
           482,090  FNMA, 5.50%, 8/1/35                                  476,734
           235,951  FNMA, 6.00%, 8/1/35                                  237,674
           655,128  FNMA, 5.50%, 9/1/35                                  647,850
           335,114  FNMA, 5.50%, 9/1/35                                  331,391
           148,035  FNMA, 5.50%, 9/1/35                                  146,390
           547,441  FNMA, 5.50%, 9/1/35                                  541,360
           331,789  FNMA, 5.50%, 9/1/35                                  328,104
           535,537  FNMA, 5.00%, 10/1/35                                 517,358
         1,332,996  FNMA, 5.50%, 10/1/35                               1,318,188
           263,315  FNMA, 6.00%, 10/1/35                                 265,238
           501,005  FNMA, 5.50%, 11/1/35                                 495,440
         2,082,470  FNMA, 5.50%, 11/1/35                               2,059,336
           292,956  FNMA, 6.50%, 11/1/35                                 298,632
           152,648  FNMA, 6.50%, 11/1/35                                 155,605
           838,388  FNMA, 6.50%, 12/1/35                                 854,631
           230,071  FNMA, 6.50%, 4/1/36                                  234,481
           552,379  FNMA, 6.00%, 9/1/36                                  556,291
           238,733  GNMA, 5.50%, 2/15/32                                 238,061
           139,446  GNMA, 5.50%, 2/15/32                                 139,054
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            37,391,500
(Cost $37,827,123)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(3) - 10.9%
        12,523,127  Asset Securitization Corp.,
                    Series 1997 D5, Class PS1,
                    STRIPS -- COUPON, VRN,
                    1.68%, 1/11/07                                       432,211
           563,000  Banc of America Mortgage
                    Securities, Series 2004 G,
                    Class 2A6, 4.66%, 8/25/34                            556,096
         1,417,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2004-4,
                    Class A6, 3.51%, 6/25/34                           1,382,373
           684,101  Capital One Auto Finance Trust,
                    Series 2006 A, Class A2 SEQ,
                    5.31%, 5/15/09                                       684,481
           516,503  Chase Manhattan Auto Owner
                    Trust, Series 2004 A, Class A4
                    SEQ, 2.83%, 9/15/10                                  507,355
           633,516  Chase Manhattan Auto Owner
                    Trust, Series 2005 A, Class A3
                    SEQ, 3.87%, 6/15/09                                  627,523
           447,000  Criimi Mae Commercial Mortgage
                    Trust, Series 1998 C1, Class B,
                    7.00%, 6/2/33 (Acquired 3/9/99,
                    Cost $354,178)(1)                                    461,395
        15,153,486  DLJ Commercial Mortgage Corp.,
                    Series 1998 CF1, Class S,
                    STRIPS -- COUPON, VRN,
                    1.13%, 1/1/07                                        203,723
        14,742,510  DLJ Mortgage Acceptance Corp.,
                    Series 1997 CF2, Class S,
                    STRIPS -- COUPON, VRN, 0.68%,
                    1/1/07 (Acquired
                    1/22/98-2/25/98,
                    Cost $398,938)(1)                                    113,989
         5,336,899  Enterprise Mortgage Acceptance
                    Co. LLC, Series 1998-1, Class IO,
                    STRIPS -- COUPON, VRN, 1.26%,
                    1/15/07 (Acquired 6/26/98,
                    Cost $701,700)(1)                                    170,114
           275,583  FHLMC, Series 3065, Class TN,
                    4.50%, 10/15/33                                      266,874
         1,055,426  FHLMC, Series K001, Class A2,
                    5.65%, 4/25/16                                     1,069,596
           507,527  First Horizon Alternative Mortgage
                    Securities, Series 2004 FA1,
                    Class 1A1 SEQ, 6.25%, 10/25/34                       510,830
           278,000  First Union Commercial Mortgage
                    Securities Inc., Series 1997 C2,
                    Class B, 6.79%, 11/18/29                             284,359

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,254,000  FNMA, Alternative Credit
                    Enhancement Structures,
                    Series 2006 M1, Class C SEQ,
                    5.36%, 3/1/36                                      1,250,499
           734,261  FNMA, Final Maturity Amortizing
                    Notes, Series 2004-1, Class 1,
                    4.45%, 8/25/12                                       708,323
           986,474  FNMA, Series 2002 W4, Class A4
                    SEQ, 6.25%, 5/25/42                                  998,341
           376,000  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.44%, 1/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/15/06,
                    Cost $376,000)(1)                                    376,000
           999,038  Midland Realty Acceptance Corp.,
                    Series 1996 C2, Class AEC,
                    STRIPS -- COUPON, VRN, 1.23%,
                    1/1/07 (Acquired 11/26/97,
                    Cost $78,896)(1)                                      21,950
           298,000  RMF Commercial Mortgage
                    Pass-Through Certificates,
                    Series 1997-1, Class F, 7.47%,
                    1/15/19 (Acquired 11/24/97,
                    Cost $291,617)(1)                                     29,800
           540,573  Washington Mutual Asset
                    Securities Corp., Series 2003 C1A,
                    Class A SEQ, 3.83%, 1/25/35
                    (Acquired 2/3/06,
                    Cost $523,658)(1)                                    522,242
           282,000  Washington Mutual, Inc.,
                    Series 2003 AR10, Class A6,
                    4.08%, 10/25/33                                      276,788
           829,000  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2004 N,
                    Class A6, 4.00%, 8/25/34                             807,671
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  12,262,533
(Cost $12,817,940)                                               ---------------

U.S. TREASURY SECURITIES - 11.0%
         1,982,000  U.S. Treasury Bonds,
                    4.50%, 2/15/36(5)                                  1,885,379
         1,291,946  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(5)                           1,247,839
           110,000  U.S. Treasury Notes,
                    3.125%, 5/15/07                                      109,261
         2,195,000  U.S. Treasury Notes,
                    4.875%, 8/31/08                                    2,195,516
            30,000  U.S. Treasury Notes,
                    4.875%, 10/31/08                                      30,023
         1,075,000  U.S. Treasury Notes,
                    4.50%, 11/30/11                                    1,065,763
         1,442,000  U.S. Treasury Notes,
                    5.125%, 5/15/16                                    1,485,768
         2,725,000  U.S. Treasury Notes,
                    4.875%, 8/15/16(5)                                 2,758,425
         1,621,000  U.S. Treasury Notes,
                    4.625%, 11/15/16                                   1,610,870
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        12,388,844
(Cost $12,312,437)                                               ---------------

ASSET-BACKED SECURITIES(3) - 8.9%
         2,242,000  AEP Texas Central Transition
                    Funding II LLC, Series 2006 A-5,
                    5.31%, 6/14/19                                     2,231,490
           251,000  Capital Auto Receivables Asset
                    Trust, Series 2006-2, Class A1
                    SEQ, 5.34%, 12/15/07                                 251,000
           225,432  Honda Auto Receivables Owner
                    Trust, Series 2003-3, Class A4
                    SEQ, 2.77%, 11/21/08                                 224,843
           526,188  Honda Auto Receivables Owner
                    Trust, Series 2005-1, Class A3
                    SEQ, 3.53%, 10/21/08                                 522,900
           229,647  Massachusetts RRB Special
                    Purpose Trust WMECO-1, Series
                    2001-1, Class A, 6.53%, 6/1/15                       240,144
           182,180  Mid-State Trust, Series 1997-6,
                    Class A3 SEQ, 7.54%, 7/1/35                          194,493

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,982,000  Nissan Auto Receivables Owner
                    Trust, Series 2006 A, Class A3
                    SEQ, 4.74%, 9/15/09(5)                             2,966,994
           586,000  Wachovia Auto Loan Owner Trust,
                    Series 2006-2A, Class A2 SEQ,
                    5.35%, 5/20/10 (Acquired
                    10/27/06, Cost $586,435)(1)                          586,427
         1,778,000  World Omni Auto Receivables
                    Trust, Series 2006 A, Class A3
                    SEQ, 5.01%, 10/15/10                               1,774,444
         1,002,977  World Omni Auto Receivables
                    Trust, Series 2006 B, Class A1
                    SEQ, 5.37%, 10/15/07                               1,003,922
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          9,996,657
(Cost $10,018,931)                                               ---------------

COMMERCIAL PAPER(6) - 4.5%
         2,000,000  Park Avenue Receivables, 5.28%,
                    1/10/07 (Acquired 12/13/06,
                    Cost $1,991,787)(1)                                1,997,604
         2,000,000  Sheffield Receivables,
                    5.32%, 1/3/07                                      1,999,702
         1,000,000  UBS Finance LLC, 5.27%, 1/2/07                     1,000,000
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 4,997,306
(Cost $4,996,622)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.0%
           559,000  Housing Urban Development,
                    6.08%, 8/1/13                                        581,690
           745,000  TVA STRIPS - PRINCIPAL, VRN,
                    0.00%, 4/15/12(7)                                    590,596
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                1,172,286
(Cost $1,186,621)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.7%
           521,750  Overseas Private Investment Corp.,
                    4.10%, 11/15/14                                      500,486
           260,000  United Mexican States,
                    5.625%, 1/15/17                                      260,910
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   761,396
(Cost $777,739)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.4%
           500,000  FHLMC Discount Notes,
                    5.28%, 3/23/07(6)                                    494,410
                                                                 ---------------
(Cost $494,229)

TOTAL INVESTMENT SECURITIES - 103.3%                                 115,795,790
                                                                 ---------------
(Cost $116,991,338)

OTHER ASSETS AND LIABILITIES - (3.3)%                                (3,666,366)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $112,129,424
                                                                 ===============

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
21 U.S. Treasury 5-Year Notes      March 2007       $2,206,313         $15,029
16 U.S. Treasury 10-Year Notes     March 2007        1,719,500          22,820
                                                 -------------------------------
                                                    $3,925,813         $37,849
                                                 ===============================

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2006 was
    $6,280,731, which represented 5.6% of total net assets.
(2) Category is less than 0.05% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Forward commitment.
(5) Security, or a portion thereof, has been segregated for forward commitments, and/or futures contracts.
(6) The rate indicated is the yield to maturity at purchase.
(7) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    December 31, 2006.

SELECT BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $117,146,359
                                                                 ===============
Gross tax appreciation of investments                              $    562,674
Gross tax depreciation of investments                                (1,913,243)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ (1,350,569)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY - MASON STREET HIGH-YIELD BOND FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 96.3%
AEROSPACE & DEFENSE - 0.9%
   $       257,000  Bombardier Inc., 8.00%, 11/15/14
                    (Acquired 11/10/06,
                    Cost $257,000)(1)                               $    264,710
         1,020,000  L-3 Communications Corp.,
                    7.625%, 6/15/12                                    1,060,800
                                                                 ---------------
                                                                       1,325,510
                                                                 ---------------
AUTO COMPONENTS - 1.5%
           240,000  ArvinMeritor Inc., 8.75%, 3/1/12                     247,800
           331,000  Goodyear Tire & Rubber Co.
                    (The), 8.625%, 12/1/11
                    (Acquired 11/16/06,
                    Cost $331,000)(1)                                    343,413
           367,000  Lear Corp., 8.50%, 12/1/13
                    (Acquired 11/20/06,
                    Cost $367,000)(1)                                    357,825
           735,000  Lear Corp., 8.75%, 12/1/16
                    (Acquired 11/20/06,
                    Cost $735,000)(1)                                    713,868
           255,000  TRW Automotive Inc.,
                    9.375%, 2/15/13                                      274,763
           245,000  Visteon Corp., 8.25%, 8/1/10                         240,100
                                                                 ---------------
                                                                       2,177,769
                                                                 ---------------
AUTOMOBILES - 0.3%
           460,000  General Motors Corp.,
                    8.375%, 7/15/33                                      427,800
                                                                 ---------------
BEVERAGES - 0.3%
           495,000  Constellation Brands Inc.,
                    7.25%, 9/1/16                                        511,088
                                                                 ---------------
CAPITAL MARKETS - 2.3%
           429,000  BCP Crystal US Holdings Corp.,
                    9.625%, 6/15/14                                      476,190
           665,000  E*TRADE Financial Corp.,
                    7.875%, 12/1/15                                      709,887
           140,000  LaBranche & Co. Inc.,
                    9.50%, 5/15/09                                       147,700
           413,000  LaBranche & Co. Inc.,
                    11.00%, 5/15/12                                      447,073
           615,000  NXP BV/NXP Funding LLC,
                    7.875%, 10/15/14 (Acquired
                    10/5/06, Cost $615,000)(1)                           638,831
           275,000  NXP BV/NXP Funding LLC, 9.50%,
                    10/15/15 (Acquired 10/5/06,
                    Cost $275,000)(1)                                    283,250
           665,000  Vanguard Health Holding Co. II,
                    LLC/Vanguard Holding Co. II, Inc.,
                    9.00%, 10/1/14                                       676,638
                                                                 ---------------
                                                                       3,379,569
                                                                 ---------------
CHEMICALS - 4.4%
           305,000  Berry Plastics Holding Corp.,
                    8.875%, 9/15/14 (Acquired
                    9/15/06, Cost $305,000)(1)                           311,100
           720,000  Equistar Chemicals L.P./Equistar
                    Funding Corp., 8.75%, 2/15/09                        757,800
           785,000  Equistar Chemicals L.P./Equistar
                    Funding Corp., 10.625%, 5/1/11                       839,950
           515,000  Georgia Gulf Corp., 9.50%,
                    10/15/14 (Acquired 9/28/06,
                    Cost $511,416)(1)                                    504,700
         1,072,000  Hexion US Finance Corp./Hexion
                    Nova Scotia Finance ULC, 9.75%,
                    11/15/14 (Acquired 10/27/06,
                    Cost $1,072,000)(1)                                1,092,099
           432,000  Huntsman LLC, 11.50%, 7/15/12                        489,240
           865,000  Lyondell Chemical Co.,
                    8.00%, 9/15/17                                       901,763

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           245,000  Momentive Performance
                    Materials Inc., 9.75%, 12/1/14
                    (Acquired 11/29/06,
                    Cost $245,000)(1)                                    246,225
           306,000  Momentive Performance
                    Materials Inc., 10.125%, 12/1/14
                    (Acquired 11/29/06,
                    Cost $306,000)(1)                                    309,060
           184,000  Mosaic Co. (The), 7.375%,
                    12/1/14 (Acquired 11/16/06,
                    Cost $184,000)(1)                                    189,750
           184,000  Mosaic Co. (The), 7.625%,
                    12/1/16 (Acquired 11/16/06,
                    Cost $184,000)(1)                                    191,590
           661,000  Rockwood Specialties Group, Inc.,
                    10.625%, 5/15/11                                     707,270
                                                                 ---------------
                                                                       6,540,547
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.9%
           330,000  Allied Waste North America, Inc.,
                    6.50%, 11/15/10                                      332,475
           835,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      828,738
         1,014,000  Allied Waste North America, Inc.,
                    7.25%, 3/15/15                                     1,020,337
           730,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       727,263
           485,000  Quebecor World Inc., 9.75%,
                    1/15/15 (Acquired 12/13/06,
                    Cost $485,000)(1)                                    490,456
           495,000  WCA Waste Corp.,
                    9.25%, 6/15/14                                       519,750
           443,000  West Corp., 9.50%, 10/15/14
                    (Acquired 10/16/06,
                    Cost $443,000)(1)                                    445,215
                                                                 ---------------
                                                                       4,364,234
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.9%
           269,000  Beazer Homes USA Inc.,
                    6.50%, 11/15/13                                      263,620
           151,000  Beazer Homes USA Inc.,
                    6.875%, 7/15/15                                      148,735
           865,000  FMG Finance Pty Ltd., 10.625%,
                    9/1/16 (Acquired 8/11/06,
                    Cost $865,000)(1)                                    932,038
                                                                 ---------------
                                                                       1,344,393
                                                                 ---------------
CONSUMER FINANCE - 0.6%
           441,000  Sally Holdings LLC, 9.25%,
                    11/15/14 (Acquired 11/10/06,
                    Cost $441,000)(1)                                    451,474
           490,000  Sally Holdings LLC, 10.50%,
                    11/15/16 (Acquired 11/10/06,
                    Cost $490,000)(1)                                    502,250
                                                                 ---------------
                                                                         953,724
                                                                 ---------------
CONTAINERS & PACKAGING - 2.6%
           543,000  Crown Americas LLC/Crown
                    Americas Capital Corp., 7.625%,
                    11/15/13                                             562,005
           415,000  Crown Americas LLC/Crown
                    Americas Capital Corp., 7.75%,
                    11/15/15                                             432,638
           547,000  Graphic Packaging International
                    Corp., 9.50%, 8/15/13                                579,820
           375,000  Norampac Inc., 6.75%, 6/1/13                         366,563
           795,000  Owens-Brockway Glass
                    Container Inc., 7.75%, 5/15/11                       820,837
           626,000  Owens-Brockway Glass
                    Container Inc., 6.75%, 12/1/14                       610,350
           530,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.375%, 7/1/12                    522,050
                                                                 ---------------
                                                                       3,894,263
                                                                 ---------------

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.9%
           670,000  Education Management LLC,
                    10.25%, 6/1/16 (Acquired
                    5/19/06, Cost $670,000)(1)                           711,875
           100,000  Service Corp. International,
                    7.375%, 10/1/14                                      105,000
           505,000  Service Corp. International,
                    6.75%, 4/1/16                                        505,000
                                                                 ---------------
                                                                       1,321,875
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.6%
           700,000  Arch Western Finance LLC,
                    6.75%, 7/1/13                                        698,250
           495,000  Da-Lite Screen Company, Inc.,
                    9.50%, 5/15/11                                       517,275
           430,000  Ford Motor Credit Co.,
                    8.625%, 11/1/10                                      442,980
           230,000  Ford Motor Credit Co.,
                    7.375%, 2/1/11                                       227,884
         1,510,000  Ford Motor Credit Co.,
                    9.875%, 8/10/11                                    1,616,474
         1,095,000  Ford Motor Credit Co.,
                    8.00%, 12/15/16                                    1,083,852
           530,000  General Motors Acceptance Corp.,
                    7.75%, 1/19/10                                       555,107
         1,655,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                    1,699,219
                                                                 ---------------
                                                                       6,841,041
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
           670,000  American Tower Corp., 7.125%,
                    10/15/12                                             691,775
         1,545,000  Citizens Communications Co.,
                    9.25%, 5/15/11                                     1,716,881
           371,000  Intelsat Bermuda Ltd., 11.25%,
                    6/15/16 (Acquired 6/19/06,
                    Cost $371,000)(1)                                    409,028
           497,000  Intelsat Bermuda Ltd., VRN,
                    11.38%, 6/15/07, resets
                    semiannually off the 6-month
                    LIBOR plus 6.00% with no caps
                    (Acquired 6/19/06,
                    Cost $497,000)(1)                                    524,335
           505,000  Intelsat Subsidiary Holding Co.
                    Ltd., 8.25%, 1/24/07                                 515,100
           245,000  Nortel Networks Ltd., 10.75%,
                    7/15/16 (Acquired 6/29/06,
                    Cost $245,000)(1)                                    269,194
           505,000  Qwest Capital Funding Inc.,
                    7.90%, 8/15/10                                       528,356
           275,000  Qwest Communications
                    International Inc., 7.50%, 11/1/08                   280,500
         1,641,000  Qwest Corp., 7.875%, 9/1/11                        1,755,869
           124,000  Qwest Corp., 7.50%, 10/1/14                          132,060
                                                                 ---------------
                                                                       6,823,098
                                                                 ---------------
ELECTRIC UTILITIES - 2.2%
            41,000  Aquila, Inc., 9.95%, 2/1/11                           45,112
         1,245,000  Edison Mission Energy,
                    7.73%, 6/15/09                                     1,294,800
           690,000  Midwest Generation, LLC/Midwest
                    Finance Corp., 8.75%, 5/1/34                         752,100
           495,000  Nevada Power Co., 8.25%, 6/1/11                      543,207
           202,000  Sierra Pacific Resources,
                    8.625%, 3/15/14                                      217,889
           395,000  TECO Energy, Inc., 6.75%, 5/1/15                     414,750
                                                                 ---------------
                                                                       3,267,858
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
           570,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       565,725
            94,000  Flextronics International Ltd.,
                    6.25%, 11/15/14                                       91,180
           305,000  Sanmina-SCI Corp.,
                    8.125%, 3/1/16                                       296,613
                                                                 ---------------
                                                                         953,518
                                                                 ---------------

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 0.8%
            89,000  Hanover Compressor Co.,
                    7.50%, 4/15/13                                        90,335
           445,000  Hanover Compressor Co.,
                    9.00%, 6/1/14                                        482,825
           665,000  SESI LLC, 6.875%, 6/1/14                             665,000
                                                                 ---------------
                                                                       1,238,160
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.1%
           745,000  Albertson's Inc., 7.50%, 2/15/11                     777,756
           750,000  Delhaize America Inc.,
                    8.125%, 4/15/11                                      812,817
           875,000  Rite Aid Corp., 8.125%, 5/1/10                       897,969
           612,000  SUPERVALU INC.,
                    7.50%, 11/15/14                                      641,194
                                                                 ---------------
                                                                       3,129,736
                                                                 ---------------
FOOD PRODUCTS - 1.7%
           550,000  B&G Foods, Inc. EIS,
                    8.00%, 10/1/11                                       558,250
           508,000  Dole Food Company, Inc.,
                    8.625%, 5/1/09                                       507,365
           454,000  Gold Kist Inc., 10.25%, 3/15/14                      523,194
           470,000  Land O'Lakes, Inc.,
                    9.00%, 12/15/10                                      501,138
           410,000  Smithfield Foods, Inc.,
                    7.75%, 5/15/13                                       426,400
                                                                 ---------------
                                                                       2,516,347
                                                                 ---------------
GAS UTILITIES - 0.3%
           470,000  Amerigas Partners L.P.,
                    7.25%, 5/20/15                                       478,225
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.8%
           255,000  Fresenius Medical Care Capital
                    Trust II, 7.875%, 2/1/08                             260,100
           255,000  Fresenius Medical Care Capital
                    Trust IV, 7.875%, 6/15/11                            268,388
           245,000  HCA Inc., 8.75%, 9/1/10                              256,025
           429,000  HCA Inc., 9.125%, 11/15/14
                    (Acquired 11/9/06,
                    Cost $429,000)(1)                                    459,566
         1,734,000  HCA Inc., 9.25%, 11/15/16
                    (Acquired 11/9/06-11/13/06,
                    Cost $1,751,763)(1)                                1,861,882
           644,000  HCA Inc., 9.625%, 11/15/16
                    (Acquired 11/9/06,
                    Cost $644,000)(1)                                    693,909
           633,000  IASIS Healthcare LLC/IASIS
                    Capital Corp., 8.75%, 6/15/14                        644,078
           645,000  Tenet Healthcare Corp.,
                    6.375%, 12/1/11                                      593,400
           555,000  US Oncology, Inc., 9.00%, 8/15/12                    588,300
                                                                 ---------------
                                                                       5,625,648
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.1%
           525,000  American Casino & Entertainment
                    Properties LLC, 7.85%, 2/1/12                        538,781
           155,000  American Real Estate Partners
                    L.P./American Real Estate Finance
                    Corp., 7.125%, 2/15/13                               156,550
           795,000  Boyd Gaming Corp.,
                    7.75%, 12/15/12                                      825,806
           740,000  Caesars Entertainment Inc.,
                    8.125%, 5/15/11                                      777,925
           370,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                      397,750
           295,000  Mandalay Resort Group,
                    6.375%, 12/15/11                                     295,000
           660,000  MGM Mirage, 8.50%, 9/15/10                           709,500
           795,000  MGM Mirage, 8.375%, 2/1/11                           828,787
           530,000  MGM Mirage, 6.75%, 9/1/12                            524,700
           218,000  Pokagon Gaming Authority,
                    10.375%, 6/15/14 (Acquired
                    6/15/06, Cost $218,000)(1)                           239,800

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           500,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       511,420
           415,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       438,765
           250,000  Station Casinos Inc.,
                    6.00%, 4/1/12                                        238,438
           310,000  Station Casinos Inc.,
                    6.875%, 3/1/16                                       279,775
           365,000  Station Casinos Inc.,
                    6.625%, 3/15/18                                      314,813
           915,000  Wimar OpCo, LLC, 9.625%,
                    12/15/14 (Acquired 12/14/06,
                    Cost $915,000)(1)                                    910,424
         1,093,000  Wynn Las Vegas LLC,
                    6.625%, 12/1/14                                    1,091,633
                                                                 ---------------
                                                                       9,079,867
                                                                 ---------------
HOUSEHOLD DURABLES - 1.8%
           765,000  K. Hovnanian Enterprises, Inc.,
                    7.75%, 5/15/13                                       766,912
           525,000  KB Home, 7.75%, 2/1/10                               536,813
           740,000  Standard-Pacific Corp.,
                    6.50%, 8/15/10                                       727,050
           300,000  Technical Olympic USA, Inc.,
                    9.00%, 7/1/10                                        297,000
           315,000  Technical Olympic USA, Inc.,
                    8.25%, 4/1/11 (Acquired 4/5/06,
                    Cost $315,000)(1)                                    308,700
                                                                 ---------------
                                                                       2,636,475
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 3.2%
           255,000  AES Corp. (The), 9.375%, 9/15/10                     278,269
         1,175,000  AES Corp. (The), 8.75%, 5/15/13
                    (Acquired 10/5/05-10/26/05,
                    Cost $1,276,344)(1)                                1,264,593
           535,000  Dynegy Holdings Inc.,
                    8.375%, 5/1/16                                       564,425
           935,000  NRG Energy Inc., 7.25%, 2/1/14                       944,350
           255,000  NRG Energy Inc., 7.375%, 2/1/16                      256,913
         1,428,000  NRG Energy Inc.,
                    7.375%, 1/15/17                                    1,435,139
                                                                 ---------------
                                                                       4,743,689
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
           945,000  Stena AB, 7.50%, 11/1/13                             937,913
                                                                 ---------------
INSURANCE - 0.6%
           405,000  Crum & Forster Holdings Corp.,
                    10.375%, 6/15/13                                     440,438
           420,000  UnumProvident Finance Co. plc,
                    6.85%, 11/15/15                                      437,397
                                                                 ---------------
                                                                         877,835
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.9%
           655,000  Windstream Corp.,
                    8.125%, 8/1/13                                       712,313
           620,000  Windstream Corp.,
                    8.625%, 8/1/16                                       682,000
                                                                 ---------------
                                                                       1,394,313
                                                                 ---------------
IT SERVICES - 0.5%
           710,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13                                      749,050
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
            60,000  TDS Investor Corp., 9.875%,
                    9/1/14 (Acquired 8/11/06,
                    Cost $60,000)(1)                                      60,600
           495,000  TDS Investor Corp., 11.875%,
                    9/1/16 (Acquired 8/11/06,
                    Cost $495,000)(1)                                    509,850
                                                                 ---------------
                                                                         570,450
                                                                 ---------------

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
LEISURE FACILITIES - 0.5%
           418,000  Universal City Development
                    Partners, 11.75%, 4/1/10                             449,873
           256,000  Universal City Florida Holding Co.
                    I/Universal City Florida
                    Holdings Co.II, 8.375%, 5/1/10                       263,680
                                                                 ---------------
                                                                         713,553
                                                                 ---------------
MACHINERY - 1.7%
           465,000  Amsted Industries Inc.,
                    10.25%, 10/15/11                                     499,875
         1,083,000  Case New Holland Inc.,
                    9.25%, 8/1/11                                      1,152,041
           459,000  Rental Service Corp., 9.50%,
                    12/1/14 (Acquired 11/17/06,
                    Cost $459,000)(1)                                    476,213
           385,000  Terex Corp., 7.375%, 1/15/14                         392,700
                                                                 ---------------
                                                                       2,520,829
                                                                 ---------------
MEDIA - 10.8%
           250,000  AMC Entertainment Inc.,
                    9.50%, 2/1/11                                        252,188
           437,000  AMC Entertainment Inc.,
                    11.00%, 2/1/16                                       492,718
           495,000  CCH I, LLC/CCH I Capital Corp.,
                    11.00%, 10/1/15                                      510,469
           985,000  CCH II, LLC/CCH II Capital Corp.,
                    10.25%, 9/15/10                                    1,033,018
           495,000  Clear Channel Communications,
                    Inc., 6.25%, 3/15/11                                 481,485
           530,000  CSC Holdings, Inc.,
                    8.125%, 7/15/09                                      551,863
           254,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09                                      264,478
           810,000  CSC Holdings, Inc.,
                    7.625%, 4/1/11                                       829,237
           495,000  CSC Holdings, Inc.,
                    7.875%, 2/15/18                                      496,238
           250,000  DirecTV Holdings LLC/DirecTV
                    Finance LLC, 6.375%, 6/15/15                         240,938
         1,285,000  Echostar DBS Corp.,
                    6.375%, 10/1/11                                    1,280,180
           365,000  EchoStar DBS Corp.,
                    7.00%, 10/1/13                                       366,369
           255,000  EchoStar DBS Corp.,
                    7.125%, 2/1/16                                       256,275
         1,924,000  Idearc Inc., 8.00%, 11/15/16
                    (Acquired 11/1/06,
                    Cost $1,924,000)(1)                                1,962,479
           495,000  Kabel Deutschland GmbH,
                    10.625%, 7/1/14                                      551,306
           630,000  Lamar Media Corp.,
                    6.625%, 8/15/15                                      627,637
           655,000  LIN Television Corp.,
                    6.50%, 5/15/13                                       627,162
           420,000  Mediacom Broadband LLC,
                    8.50%, 10/15/15                                      427,350
           220,000  Mediacom Broadband
                    LLC/Mediacom Broadband Corp.,
                    8.50%, 10/15/15                                      218,820
           265,000  Mediacom LLC/Mediacom
                    Capital Corp., 7.875%, 2/15/11                       264,669
           275,000  Primedia Inc., 8.00%, 5/15/13                        267,438
         1,240,000  R.H. Donnelley Corp.,
                    6.875%, 1/15/13                                    1,195,049
           310,000  R.H. Donnelley Corp.,
                    6.875%, 1/15/13                                      298,763
           750,000  R.H. Donnelley Corp.,
                    6.875%, 1/15/13                                      722,812
           215,000  R.H. Donnelley Corp.,
                    8.875%, 1/15/16                                      226,825
           530,000  Rogers Cable Inc.,
                    7.875%, 5/1/12                                       575,513
           304,000  Rogers Cable Inc.,
                    6.25%, 6/15/13                                       307,800
           552,000  Sinclair Broadcast Group, Inc.,
                    8.00%, 3/15/12                                       572,699
           235,000  Videotron Ltee, 6.375%, 12/15/15                     230,888
                                                                 ---------------
                                                                      16,132,666
                                                                 ---------------
METALS & MINING - 0.3%
           399,000  Novelis Inc., 8.25%, 2/15/15
                    (Acquired 1/28/05,
                    Cost $399,000)(1)                                    388,028
                                                                 ---------------
MULTI-UTILITIES - 0.8%
           355,000  Basic Energy Services Inc.,
                    7.125%, 4/15/16                                      351,450
           665,000  CMS Energy Corp., 7.75%, 8/1/10                      704,900

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           160,000  PSEG Energy Holdings Inc.,
                    8.50%, 6/15/11                                       172,800
                                                                 ---------------
                                                                       1,229,150
                                                                 ---------------
OFFICE ELECTRONICS - 0.9%
           695,000  Xerox Corp., 7.625%, 6/15/13                         733,225
           548,000  Xerox Corp., 7.20%, 4/1/16                           588,415
                                                                 ---------------
                                                                       1,321,640
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.9%
           185,000  Buffalo Thunder Development
                    Authority, 9.375%, 12/15/14
                    (Acquired 12/8/06,
                    Cost $185,000)(1)                                    188,700
           375,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      397,031
           235,000  Chesapeake Energy Corp.,
                    7.50%, 9/15/13                                       245,869
           383,000  Chesapeake Energy Corp.,
                    6.375%, 6/15/15                                      381,085
           862,000  Chesapeake Energy Corp.,
                    6.625%, 1/15/16                                      860,923
         1,125,000  Colorado Interstate Gas Co.,
                    6.80%, 11/15/15                                    1,175,379
           444,000  Complete Production Services
                    Inc., 8.00%, 12/15/16 (Acquired
                    11/29/06, Cost $444,093)(1)                          457,320
           250,000  Denbury Resources Inc.,
                    7.50%, 12/15/15                                      256,250
           585,000  El Paso Performance-Linked
                    Trust, 7.75%, 7/15/11 (Acquired
                    7/12/06, Cost $585,000)(1)                           621,563
           796,000  El Paso Production Holding Co.,
                    7.75%, 6/1/13                                        836,795
           500,000  Kinder Morgan Finance Co., ULC,
                    5.35%, 1/5/11                                        488,092
           730,000  Kinder Morgan Finance Co., ULC,
                    5.70%, 1/5/16                                        670,934
           640,000  Massey Energy Co.,
                    6.875%, 12/15/13                                     604,800
           110,000  Newfield Exploration Co.,
                    6.625%, 9/1/14                                       110,550
           525,000  Newfield Exploration Co.,
                    6.625%, 4/15/16                                      525,000
           550,000  OPTI Canada Inc., 8.25%,
                    12/15/14 (Acquired 12/8/06,
                    Cost $550,000)(1)                                    567,875
           515,000  Peabody Energy Corp.,
                    7.375%, 11/1/16                                      551,050
           871,000  Petrohawk Energy Corp.,
                    9.125%, 7/15/13                                      918,904
           360,000  Pioneer Natural Resources Co.,
                    5.875%, 7/15/16                                      333,782
           429,000  Pogo Producing Co.,
                    7.875%, 5/1/13                                       437,580
           594,000  Range Resources Corp.,
                    6.375%, 3/15/15                                      582,120
           130,000  Range Resources Corp.,
                    7.50%, 5/15/16                                       133,900
           365,000  Regency Energy Partners L.P.,
                    8.375%, 12/15/13 (Acquired
                    12/7/06, Cost $365,000)(1)                           367,738
           365,000  Ship Finance International Ltd.,
                    8.50%, 12/15/13                                      366,369
           415,000  Sonat Inc., 7.625%, 7/15/11                          441,975
           670,000  Tesoro Corp., 6.625%, 11/1/15                        668,325
           668,000  Whiting Petroleum Corp.,
                    7.25%, 5/1/13                                        673,010
         2,125,000  Williams Companies, Inc. (The),
                    6.375%, 10/1/10                                    2,148,905
           293,000  Williams Partners L.P./Williams
                    Partners Finance Corp., 7.25%,
                    2/1/17 (Acquired 12/6/06,
                    Cost $293,000)(1)                                    300,325
                                                                 ---------------
                                                                      16,312,149
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.7%
           365,000  Abitibi-Consolidated Co. of
                    Canada, 8.375%, 4/1/15                               317,550
           908,000  Abitibi-Consolidated Inc.,
                    7.75%, 6/15/11                                       819,470
           385,000  Bowater Canada Finance,
                    7.95%, 11/15/11                                      379,225
           352,000  Cascades Inc., 7.25%, 2/15/13                        352,880
           525,000  Georgia-Pacific Corp.,
                    8.125%, 5/15/11                                      553,875
         1,004,000  Georgia-Pacific Corp., 7.00%,
                    1/15/15 (Acquired 12/13/06,
                    Cost $1,004,000)(1)                                1,006,510

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           639,000  Georgia-Pacific Corp., 7.125%,
                    1/15/17 (Acquired 12/13/06,
                    Cost $639,000)(1)                                    640,598
                                                                 ---------------
                                                                       4,070,108
                                                                 ---------------
PHARMACEUTICALS - 0.3%
           505,000  Omnicare Inc., 6.75%, 12/15/13                       501,213
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 3.4%
           612,000  FelCor Lodging L.P.,
                    8.50%, 6/1/11                                        654,840
           171,000  Host Hotels & Resorts L.P.,
                    6.875%, 11/1/14 (Acquired
                    10/27/06, Cost $169,709)(1)                          173,993
         1,605,000  Host Hotels & Resorts L.P.,
                    7.125%, 11/1/13                                    1,649,137
           425,000  Omega Healthcare Investors, Inc.,
                    7.00%, 4/1/14                                        430,313
           140,000  Omega Healthcare Investors, Inc.,
                    7.00%, 1/15/16                                       141,050
           384,000  Senior Housing Properties Trust,
                    8.625%, 1/15/12                                      418,560
           580,000  Trustreet Properties, Inc.,
                    7.50%, 4/1/15                                        629,300
           425,000  Ventas Realty L.P./Ventas
                    Capital Corp., 6.75%, 6/1/10                         439,875
           400,000  Ventas Realty L.P./Ventas
                    Capital Corp., 9.00%, 5/1/12                         454,000
           170,000  Ventas Realty L.P./Ventas
                    Capital Corp., 6.50%, 6/1/16                         175,100
                                                                 ---------------
                                                                       5,166,168
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
           665,000  Rouse Co. (The), 7.20%, 9/15/12                      683,632
           602,000  Rouse Co. L.P./TRC Co-Issuer Inc.,
                    6.75%, 5/1/13 (Acquired 5/2/06,
                    Cost $600,122)(1)                                    607,570
                                                                 ---------------
                                                                       1,291,202
                                                                 ---------------
ROAD & RAIL - 1.2%
            83,000  Grupo Transportacion Ferroviaria
                    Mexicana SA de CV,
                    9.375%, 5/1/12                                        89,018
           800,000  Grupo Transportacion Ferroviaria
                    Mexicana SA de CV,
                    12.50%, 6/15/12                                      867,999
           785,000  Hertz Corp., 8.875%, 1/1/14
                    (Acquired 12/15/05,
                    Cost $785,000)(1)                                    826,213
                                                                 ---------------
                                                                       1,783,230
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
           735,000  Freescale Semiconductor Inc.,
                    8.875%, 12/15/14 (Acquired
                    11/16/06, Cost $738,450)(1)                          735,919
           735,000  Freescale Semiconductor Inc.,
                    9.125%, 12/15/14 (Acquired
                    11/16/06, Cost $735,000)(1)                          734,081
           184,000  Freescale Semiconductor Inc.,
                    10.125%, 12/15/16 (Acquired
                    11/16/06, Cost $184,000)(1)                          185,150
           342,000  STATS ChipPAC Ltd.,
                    6.75%, 11/15/11                                      336,870
                                                                 ---------------
                                                                       1,992,020
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
           655,000  GSC Holdings Corp.,
                    8.00%, 10/1/12                                       687,749
           440,000  Michaels Stores Inc., 10.00%,
                    11/1/14 (Acquired 10/25/06,
                    Cost $440,000)(1)                                    459,800
           315,000  Rent-A-Center Inc., 7.50%, 5/1/10                    317,363
           615,000  Simmons Bedding Co.,
                    7.875%, 1/15/14                                      625,763
           370,000  United Auto Group Inc., 7.75%,
                    12/15/16 (Acquired 11/30/06,
                    Cost $370,000)(1)                                    373,700
           485,000  Visant Corp., 7.625%, 10/1/12                        493,488

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           530,000  Warnaco Inc., 8.875%, 6/15/13                        565,775
                                                                 ---------------
                                                                       3,523,638
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
           520,000  Invista, 9.25%, 5/1/12                               560,300
           525,000  Levi Strauss & Co., VRN, 10.12%,
                    1/1/07, resets quarterly off the
                    3-month LIBOR plus 4.75% with
                    no caps                                              541,406
           922,000  Oxford Industries, Inc.,
                    8.875%, 6/1/11                                       956,575
           412,000  Phillips-Van Heusen,
                    7.25%, 2/15/11                                       422,300
                                                                 ---------------
                                                                       2,480,581
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.5%
           764,000  Residential Capital Corp., VRN,
                    7.20%, 1/17/07, resets quarterly
                    off the 3-month LIBOR plus
                    1.83% with no caps (Acquired
                    4/11/06, Cost $764,000)(1)                           768,220
                                                                 ---------------
TOBACCO - 1.0%
           965,000  Reynolds American Inc.,
                    7.25%, 6/1/13                                      1,007,938
           505,000  Reynolds American Inc.,
                    7.625%, 6/1/16                                       537,590
                                                                 ---------------
                                                                       1,545,528
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.0%
           305,000  Ashtead Capital Inc., 9.00%,
                    8/15/16 (Acquired 8/1/06,
                    Cost $305,000)(1)                                    327,875
         1,243,000  United Rentals North America,
                    Inc., 6.50%, 2/15/12                               1,233,678
                                                                 ---------------
                                                                       1,561,553
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.6%
           257,000  Kansas City Southern de Mexico
                    SA de CV, 7.625%, 12/1/13
                    (Acquired 11/13/06,
                    Cost $257,000)(1)                                    257,643
           682,000  OMI Corp., 7.625%, 12/1/13                           700,755
                                                                 ---------------
                                                                         958,398
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
           620,000  Nextel Communications Inc.,
                    6.875%, 10/31/13                                     627,040
           274,000  Rogers Wireless Inc.,
                    7.25%, 12/15/12                                      291,810
           542,000  Rogers Wireless Inc.,
                    8.00%, 12/15/12                                      581,295
           380,000  Rogers Wireless Inc.,
                    6.375%, 3/1/14                                       386,650
                                                                 ---------------
                                                                       1,886,795
                                                                 ---------------
TOTAL CORPORATE BONDS                                                144,250,664
(Cost $140,913,961)                                              ---------------

COMMERCIAL PAPER(2) - 2.4%
           400,000  Bryant Park Funding, LLC,
                    5.31%, 1/16/07                                       399,163
         2,000,000  Park Avenue Receivables, 5.28%,
                    1/10/07 (Acquired 12/13/06,
                    Cost $1,991,787)(1)                                1,997,604

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                VALUE
--------------------------------------------------------------------------------
         1,200,000  Sheffield Receivables,
                    5.34%, 1/3/07                                      1,199,821
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 3,596,588
(Cost $3,596,119)                                                ---------------

COMMON STOCKS(3)
HOTELS, RESTAURANTS & LEISURE(3)
             1,786  Shreveport Gaming
                    Holdings Inc.(4)                                      31,755
                                                                 ---------------
(Cost $32,476)

TOTAL INVESTMENT SECURITIES - 98.7%                                  147,879,007
                                                                 ---------------
(Cost $144,542,556)

OTHER ASSETS AND LIABILITIES - 1.3%                                    1,992,036
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $149,871,043
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2006 was
    $30,916,727, which represented 20.6% of total net assets. None of the restricted securities were considered illiquid.
(2) The rate indicated is the yield to maturity at purchase.
(3) Category is less than 0.05% of total net assets.
(4) Non-income producing.

HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $144,542,556
                                                                 ===============
Gross tax appreciation of investments                              $  3,909,828
Gross tax depreciation of investments                                  (573,377)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  3,336,451
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT DIVERSIFIED BOND FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(1) - 29.7%
            $2,147  FHLMC, 6.50%, 2/1/09(2)                       $       2,177
             2,677  FHLMC, 6.50%, 12/1/12(2)                              2,738
            26,897  FHLMC, 6.00%, 1/1/13(2)                              27,309
             4,599  FHLMC, 7.00%, 11/1/13(2)                              4,726
             7,829  FHLMC, 7.00%, 6/1/14(2)                               8,044
            15,228  FHLMC, 6.50%, 6/1/16(2)                              15,588
            25,526  FHLMC, 6.50%, 6/1/16(2)                              26,129
           331,471  FHLMC, 5.00%, 11/1/17(2)                            326,759
           540,831  FHLMC, 4.50%, 1/1/19(2)                             522,673
         1,964,903  FHLMC, 5.00%, 1/1/21(2)                           1,931,170
             2,825  FHLMC, 7.00%, 9/1/27(2)                               2,917
             4,544  FHLMC, 6.50%, 1/1/28(2)                               4,665
               711  FHLMC, 7.00%, 2/1/28(2)                                 734
            26,583  FHLMC, 6.50%, 3/1/29(2)                              27,282
            16,612  FHLMC, 6.50%, 6/1/29(2)                              17,038
             2,661  FHLMC, 7.00%, 8/1/29(2)                               2,743
             8,038  FHLMC, 7.50%, 8/1/29(2)                               8,391
               329  FHLMC, 6.50%, 5/1/31(2)                                 336
            18,543  FHLMC, 6.50%, 5/1/31(2)                              18,984
               454  FHLMC, 6.50%, 6/1/31(2)                                 465
               566  FHLMC, 6.50%, 6/1/31(2)                                 580
             1,349  FHLMC, 6.50%, 6/1/31(2)                               1,381
             9,519  FHLMC, 6.50%, 6/1/31(2)                               9,746
           321,932  FHLMC, 5.50%, 12/1/33(2)                            318,953
         8,876,000  FNMA, 5.50%, settlement date
                    1/11/07(3)                                        8,773,377
         5,868,354  FNMA, 6.00%, settlement date
                    1/11/07(3)                                        5,908,699
         3,868,000  FNMA, 6.50%, settlement date
                    1/11/07(3)                                        3,941,732
             5,510  FNMA, 6.00%, 2/1/09(2)                                5,546
             2,350  FNMA, 6.00%, 5/1/13(2)                                2,387
             3,219  FNMA, 6.00%, 5/1/13(2)                                3,271
            10,244  FNMA, 6.00%, 7/1/13(2)                               10,407
            13,995  FNMA, 6.00%, 12/1/13(2)                              14,218
            12,105  FNMA, 6.00%, 1/1/14(2)                               12,298
            21,051  FNMA, 6.00%, 2/1/14(2)                               21,386
            21,876  FNMA, 6.00%, 4/1/14(2)                               22,224
            79,396  FNMA, 5.50%, 12/1/16(2)                              79,649
           153,079  FNMA, 5.50%, 12/1/16(2)                             153,566
           542,935  FNMA, 4.50%, 5/1/19(2)                              524,570
            14,424  FNMA, 6.50%, 1/1/26(2)                               14,789
             1,691  FNMA, 7.00%, 12/1/27(2)                               1,746
               762  FNMA, 6.50%, 1/1/28(2)                                  782
               723  FNMA, 7.00%, 1/1/28(2)                                  747
             4,039  FNMA, 7.50%, 4/1/28(2)                                4,219
            13,493  FNMA, 7.00%, 5/1/28(2)                               13,933
               835  FNMA, 7.00%, 6/1/28(2)                                  862
             3,519  FNMA, 6.50%, 1/1/29(2)                                3,613
             9,312  FNMA, 6.50%, 4/1/29(2)                                9,554
             4,036  FNMA, 7.00%, 7/1/29(2)                                4,167
             5,141  FNMA, 7.00%, 7/1/29(2)                                5,302
            13,400  FNMA, 7.50%, 7/1/29(2)                               13,989
             1,260  FNMA, 7.00%, 5/1/30(2)                                1,298
            17,135  FNMA, 7.50%, 8/1/30(2)                               17,848
             7,400  FNMA, 7.50%, 9/1/30(2)                                7,708
            40,314  FNMA, 7.00%, 9/1/31(2)                               41,496
            19,922  FNMA, 6.50%, 1/1/32(2)                               20,401
           187,566  FNMA, 7.00%, 6/1/32(2)                              193,006

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

            80,038  FNMA, 6.50%, 8/1/32(2)                               81,964
           427,996  FNMA, 5.50%, 6/1/33(2)                              423,767
         2,124,009  FNMA, 5.50%, 7/1/33(2)                            2,103,021
           353,573  FNMA, 5.50%, 8/1/33(2)                              350,079
           460,324  FNMA, 5.50%, 9/1/33(2)                              455,775
         3,297,821  FNMA, 5.00%, 11/1/33                              3,191,110
           942,332  FNMA, 5.50%, 1/1/34(2)                              933,021
         1,335,169  FNMA, 5.00%, 2/1/36                               1,289,847
             5,251  GNMA, 7.50%, 8/20/17(2)                               5,429
             8,638  GNMA, 7.00%, 11/15/22(2)                              8,920
             6,979  GNMA, 8.75%, 3/15/25(2)                               7,510
             1,876  GNMA, 7.00%, 4/20/26(2)                               1,933
             3,763  GNMA, 7.50%, 8/15/26(2)                               3,934
             1,787  GNMA, 8.00%, 8/15/26(2)                               1,894
               276  GNMA, 7.50%, 4/15/27(2)                                 289
             4,412  GNMA, 7.50%, 5/15/27(2)                               4,614
             2,630  GNMA, 8.00%, 6/15/27(2)                               2,788
               274  GNMA, 7.50%, 11/15/27(2)                                286
             1,781  GNMA, 7.00%, 2/15/28(2)                               1,841
             3,240  GNMA, 7.50%, 2/15/28(2)                               3,385
             1,900  GNMA, 6.50%, 3/15/28(2)                               1,956
             2,719  GNMA, 7.00%, 4/15/28(2)                               2,810
             1,624  GNMA, 6.50%, 5/15/28(2)                               1,672
             8,108  GNMA, 6.50%, 5/15/28(2)                               8,345
             2,150  GNMA, 7.00%, 12/15/28(2)                              2,223
               732  GNMA, 8.00%, 12/15/29(2)                                777
            19,326  GNMA, 7.00%, 5/15/31(2)                              19,978
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           32,019,486
(Cost $31,849,216)                                               ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 20.9%
           600,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(2)                    575,884
         1,700,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%, 12/10/16(2)                  1,701,911
         2,455,877  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.65%, 1/1/07(2)                                     50,721
           294,783  Bank of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.50%, 1/15/07, resets monthly
                    off the 1-month LIBOR plus 0.15%
                    with no caps (Acquired 5/12/06,
                    Cost $294,896)(2)(4)                                294,990
           550,000  Bear Stearns Commercial Mortgage
                    Securities, Series 2006 BBA7,
                    Class A1, VRN, 5.46%, 1/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with no caps
                    (Acquired 6/5/06, Cost
                    $550,000)(2)(4)                                     550,360
         3,415,387  Bear Stearns Commercial Mortgage
                    Securities STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.77%, 1/13/07(2)                                   107,646
         1,200,000  Bear Stearns Commercial Mortgage
                    Securities, Series 2006 PW14,
                    Class A4 SEQ, 5.20%, 12/11/38(2)                  1,186,314
         1,100,000  COBALT CMBS Commercial
                    Mortgage Trust, Series 2006 C1,
                    Class A4 SEQ, 5.22%, 8/15/48                      1,087,774
         1,982,137  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.13%,
                    1/1/07(2)                                            51,082

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

            87,121  Commercial Mortgage Pass-
                    Through Certificates, Series 2005
                    F10A, Class A1, VRN, 5.45%,
                    1/15/07, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 5/12/06, Cost
                    $87,185)(2)(4)                                       87,178
           146,619  Commercial Mortgage Pass-Through
                    Certificates, Series 2005
                    FL11, Class A1, VRN, 5.50%,
                    1/15/07, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps (Acquired 5/12/06,
                    Cost $146,708)(2)(4)                                146,760
           852,639  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15                                      847,319
           664,370  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                      658,421
           341,135  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                     338,022
             4,325  FNMA, Series 1989-35, Class G
                    SEQ, 9.50%, 7/25/19(2)                                4,633
           688,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                      668,377
           796,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(2)                     779,076
         1,029,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.31%,
                    1/10/07(2)                                        1,002,382
         1,495,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(2)                       1,485,246
         1,500,000  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.44%, 1/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06, Cost
                    $1,500,000)(4)                                    1,500,000
         1,165,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(2)                            1,133,932
           700,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30                                 691,469
           671,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(2)                              655,129
           941,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30(2)                              905,186
           681,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(2)                              673,176
            61,759  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.45%, 1/15/07, resets monthly
                    off the 1-month LIBOR plus 0.10%
                    with no caps (Acquired 5/12/06,
                    Cost $61,796)(2)(4)                                  61,798
           464,930  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.43%, 1/15/07, resets monthly
                    off the 1-month LIBOR plus 0.08%
                    with no caps (Acquired 8/7/06,
                    Cost $464,930)(2)(4)                                465,239
            24,188  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33(2)                                          24,267
           363,129  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    5.42%, 1/15/07, resets monthly
                    off the 1-month LIBOR plus 0.07%
                    with no caps (Acquired 10/31/06,
                    Cost $363,129)(2)(4)                                363,129
         1,200,000  Morgan Stanley Capital I, Series
                    2004 HQ3, Class A2 SEQ, 4.05%,
                    1/13/41(2)                                        1,165,516
           171,447  Morgan Stanley Capital I, Series
                    2006 XLF, Class A1, VRN, 5.44%,
                    1/15/07, resets monthly off the
                    1-month LIBOR plus 0.09% with
                    no caps (Acquired 7/28/06,
                    Cost $171,447)(2)(4)                                171,568
           379,725  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.47%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                             379,252

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         1,301,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(2)                       1,307,791
           275,000  Washington Mutual, Inc., Series
                    2005 AR4, Class A3, 4.59%,
                    4/25/35(2)                                          269,759
           603,000  Washington Mutual, Inc., Series
                    2005 AR4, Class A4B, VRN, 4.67%,
                    1/25/07(2)                                          592,700
           600,000  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2004 N,
                    Class A4, 4.10%, 8/25/34(2)                         588,817
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS                                                          22,572,824
(Cost $21,268,541)                                               ---------------

U.S. TREASURY SECURITIES - 14.6%
         1,160,000  U.S. Treasury Bonds, 8.125%,
                    8/15/21(2)                                        1,548,510
         1,383,000  U.S. Treasury Bonds, 7.125%,
                    2/15/23(2)                                        1,722,052
           159,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27(2)                                         184,527
           336,000  U.S. Treasury Bonds, 6.25%,
                    5/15/30(2)                                          400,365
         1,628,665  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(2)                          1,573,063
         3,100,000  U.S. Treasury Notes, 5.125%,
                    6/30/11(2)                                        3,153,283
         5,287,000  U.S. Treasury Notes, 4.625%,
                    10/31/11(2)                                       5,269,446
         1,116,000  U.S. Treasury Notes, 4.875%,
                    8/15/16(2)                                        1,129,689
           800,000  U.S. Treasury Notes, 4.625%,
                    11/15/16(2)                                         795,001
                                                                 ---------------
                    TOTAL U.S. TREASURY SECURITIES                   15,775,936
(Cost $15,559,978)                                               ---------------

CORPORATE BONDS - 14.2%
AEROSPACE & DEFENSE - 0.5%
           132,000  Honeywell International Inc., 5.70%,
                    3/15/36(2)                                          131,708
            29,000  Lockheed Martin Corp., 6.19%,
                    9/1/36(2)                                            30,575
           197,000  United Technologies Corp., 4.375%,
                    5/1/10(2)                                           192,585
           230,000  United Technologies Corp., 6.05%,
                    6/1/36(2)                                           243,131
                                                                 ---------------
                                                                        597,999
                                                                 ---------------
BEVERAGES - 0.6%
           190,000  Diageo Capital plc, 5.875%,
                    9/30/36(2)                                          186,505
           207,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 5/12/06 -
                    12/4/06, Cost $202,072)(2)(4)                       203,414
           240,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $239,830)(4)                                   245,887
                                                                 ---------------
                                                                        635,806
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           171,000  Genentech, Inc., 4.75%, 7/15/15                     163,986
                                                                 ---------------

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

CAPITAL MARKETS - 1.0%
           248,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11(2)                                   245,969
           124,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(2)                                    120,578
           292,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(2)                                    288,260
           210,000  Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16(2)                                   217,746
           105,000  Morgan Stanley, 4.00%, 1/15/10(2)                   101,670
            94,000  Morgan Stanley, 4.25%, 5/15/10(2)                    90,912
            68,000  Morgan Stanley, 5.05%, 1/21/11(2)                    67,619
                                                                 ---------------
                                                                      1,132,754
                                                                 ---------------
CHEMICALS(5)
            29,000  Dow Chemical Co. (The),
                    7.375%, 11/1/29(2)                                   33,619
                                                                 ---------------
COMMERCIAL BANKS - 1.1%
           185,000  Capital One Financial Corp.,
                    5.70%, 9/15/11(2)                                   187,934
           178,000  PNC Bank N.A., 4.875%, 9/21/17(2)                   168,962
           133,000  PNC Funding Corp., 5.125%,
                    12/14/10(2)                                         132,340
           139,000  Wachovia Bank N.A., 4.80%,
                    11/1/14(2)                                          133,465
           218,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15(2)                                   210,097
           240,000  Wachovia Corp., 5.625%, 10/15/16(2)                 242,536
           193,000  Wells Fargo & Co., 4.625%,
                    8/9/10(2)                                           189,554
                                                                 ---------------
                                                                      1,264,888
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           115,000  Waste Management, Inc., 7.00%,
                    7/15/28(2)                                          123,775
                                                                 ---------------
CONSUMER FINANCE - 0.1%
            99,000  American Express Centurion Bank,
                    4.375%, 7/30/09(2)                                   97,281
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.7%
           384,000  Bank of America Corp., 4.375%,
                    12/1/10(2)                                          373,564
           200,000  Bank of America N.A., 6.00%,
                    10/15/36(2)                                         206,637
           339,000  Citigroup Inc., 5.00%, 9/15/14(2)                   331,519
           110,000  Citigroup Inc., 6.125%, 8/25/36(2)                  114,942
           127,000  General Electric Capital Corp.,
                    6.125%, 2/22/11(2)                                  131,399
           257,000  HSBC Finance Corp., 4.75%,
                    4/15/10(2)                                          253,754
            93,000  HSBC Finance Corp., 4.625%,
                    9/15/10(2)                                           91,056
           193,000  John Deere Capital Corp., 4.50%,
                    8/25/08(2)                                          190,608
           162,000  JPMorgan Chase & Co., 6.75%,
                    2/1/11(2)                                           170,464
                                                                 ---------------
                                                                      1,863,943
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
           193,000  AT&T Corp., 7.30%, 1/15/11(2)                       209,171
           195,000  AT&T Inc., 6.80%, 5/15/36                           207,951
            29,000  BellSouth Corp., 6.875%,
                    10/15/31(2)                                          30,809
            82,000  Embarq Corp., 7.08%, 6/1/16(2)                       83,620
            75,000  Sprint Capital Corp., 6.875%,
                    11/15/28(2)                                          75,287

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           227,000  Telecom Italia Capital SA, 4.00%,
                    1/15/10(2)                                          216,912
                                                                 ---------------
                                                                        823,750
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
           185,000  Carolina Power & Light Co., 5.15%,
                    4/1/15(2)                                           180,944
            90,000  Carolina Power & Light Co., 5.25%,
                    12/15/15(2)                                          88,655
           215,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08(2)                             216,754
           106,000  FirstEnergy Corp., 7.375%,
                    11/15/31(2)                                         121,084
            60,000  Florida Power Corp., 4.50%,
                    6/1/10(2)                                            58,376
           179,000  Southern California Edison Co.,
                    5.625%, 2/1/36(2)                                   173,881
            80,000  Toledo Edison Co., 6.15%,
                    5/15/37(2)                                           79,017
                                                                 ---------------
                                                                        918,711
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
           168,000  Wal-Mart Stores, Inc., 4.125%,
                    7/1/10(2)                                           162,897
            29,000  Wal-Mart Stores, Inc., 7.55%,
                    2/15/30(2)                                           35,279
           235,000  Wal-Mart Stores, Inc., 5.25%,
                    9/1/35                                              216,565
                                                                 ---------------
                                                                        414,741
                                                                 ---------------
FOOD PRODUCTS - 0.3%
           279,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 5/12/06 - 10/17/06,
                    Cost $268,811)(2)(4)                                271,825
            29,000  Kellogg Co., 7.45%, 4/1/31(2)                        34,733
            29,000  Kraft Foods Inc., 6.50%, 11/1/31(2)                  31,349
                                                                 ---------------
                                                                        337,907
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
           179,000  Baxter Finco BV, 4.75%,
                    10/15/10(2)                                         175,745
           100,000  Boston Scientific Corp., 6.40%,
                    6/15/16(2)                                          101,374
                                                                 ---------------
                                                                        277,119
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.2%
           214,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15(2)                       210,748
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
           160,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(2)                                   163,654
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
           122,000  D.R. Horton, Inc., 7.875%,
                    8/15/11(2)                                          131,216
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
           502,000  General Electric Co., 5.00%,
                    2/1/13(2)                                           497,071
                                                                 ---------------

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

INSURANCE - 0.4%
           210,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 5/12/06,
                    Cost $204,511)(2)(4)                                206,715
           100,000  Genworth Financial Inc., 4.95%,
                    10/1/15(2)                                           96,547
           100,000  Prudential Financial, Inc., 5.40%,
                    6/13/35(2)                                           93,730
                                                                 ---------------
                                                                        396,992
                                                                 ---------------
MEDIA - 0.9%
           230,000  Comcast Corp., 5.90%, 3/15/16(2)                    231,061
           308,000  Cox Communications, Inc., 7.125%,
                    10/1/12(2)                                          328,737
           105,000  News America Holdings, 7.75%,
                    1/20/24(2)                                          117,448
           130,000  Time Warner Inc., 5.50%,
                    11/15/11(2)                                         129,804
            29,000  Time Warner Inc., 7.625%,
                    4/15/31(2)                                           32,492
            90,000  Time Warner Inc., 6.50%,
                    11/15/36(2)                                          89,873
                                                                 ---------------
                                                                        929,415
                                                                 ---------------

METALS & MINING - 0.6%
           102,000  Alcan Inc., 4.50%, 5/15/13(2)                        96,147
           130,000  Reliance Steel & Aluminum Co.,
                    6.20%, 11/15/16 (Acquired
                    11/15/06, Cost $129,639)(2)(4)                      129,281
           150,000  Vale Overseas Ltd., 6.25%,
                    1/23/17(2)                                          151,432
           200,000  Xstrata Finance Canada Ltd.,
                    5.50%, 11/16/11 (Acquired
                    11/8/06 - 11/17/06, Cost
                    $200,159)(2)(4)                                     200,162
            80,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $79,802)(2)(4)                         79,916
                                                                 ---------------
                                                                        656,938
                                                                 ---------------
MULTI-UTILITIES - 0.8%
           230,000  Consolidated Edison Co. of New
                    York, Inc., 5.50%, 9/15/16(2)                       230,099
           291,000  Dominion Resources Inc., 4.125%,
                    2/15/08(2)                                          286,734
            96,000  Dominion Resources Inc., 4.75%,
                    12/15/10                                             93,876
            80,000  Dominion Resources Inc., 5.60%,
                    11/15/16(2)                                          79,498
            34,000  NiSource Finance Corp., 5.25%,
                    9/15/17(2)                                           31,930
           101,000  Pacific Gas & Electric Co., 6.05%,
                    3/1/34(2)                                           102,206
                                                                 ---------------
                                                                        824,343
                                                                 ---------------
MULTILINE RETAIL - 0.1%
            63,000  May Department Stores Co. (The),
                    3.95%, 7/15/07(2)                                    62,395
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.3%
           130,000  Anadarko Petroleum Corp., 5.95%,
                    9/15/16(2)                                          130,510
           130,000  Anadarko Petroleum Corp., 6.45%,
                    9/15/36(2)                                          131,800
            29,000  ConocoPhillips Holding Co., 6.95%,
                    4/15/29(2)                                           33,039
           139,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31(2)                                  167,736
           343,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(2)                                    337,468
            97,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34(2)                                   98,910
           279,000  Premcor Refining Group Inc. (The),
                    6.125%, 5/1/11(2)                                   283,659

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           138,000  XTO Energy Inc., 5.30%, 6/30/15(2)                  133,739
           102,000  XTO Energy Inc., 6.10%, 4/1/36(2)                    99,878
                                                                 ---------------
                                                                      1,416,739
                                                                 ---------------
PHARMACEUTICALS - 0.2%
           179,000  Abbott Laboratories, 5.875%,
                    5/15/16(2)                                          184,707
            84,000  Schering-Plough Corp., 5.55%,
                    12/1/13(2)                                           84,363
                                                                 ---------------
                                                                        269,070
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.2%
           250,000  ProLogis, 5.625%, 11/15/16(2)                       248,598
                                                                 ---------------
ROAD & RAIL - 0.3%
           230,000  Burlington Northern Santa Fe
                    Corp., 6.20%, 8/15/36(2)                            237,780
           116,000  Norfolk Southern Corp., 5.64%,
                    5/17/29(2)                                          112,428
                                                                 ---------------
                                                                        350,208
                                                                 ---------------
SOFTWARE - 0.2%
           164,000  Oracle Corp., 5.00%, 1/15/11(2)                     162,495
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
           333,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(2)                                   324,748
                                                                 ---------------
TOTAL CORPORATE BONDS                                                15,330,909
(Cost $15,643,637)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 13.4%
           750,000  FHLB, 4.875%, 8/22/07(2)                            748,313
           912,000  FHLB, 4.625%, 2/1/08(2)                             906,719
         1,055,000  FHLB, 5.125%, 9/29/10(2)                          1,061,630
         3,148,000  FHLMC, 5.00%, 9/16/08(2)                          3,146,285
           639,000  FHLMC, 5.50%, 3/28/16(2)                            642,014
         2,385,000  FHLMC, 5.30%, 5/12/20(2)                          2,281,574
         3,027,000  FNMA, 4.75%, 8/3/07(2)                            3,018,521
         1,907,000  FNMA, 5.80%, 2/9/26(2)                            1,891,822
           597,000  FNMA, 6.625%, 11/15/30(2)                           714,708
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              14,411,586
(Cost $14,237,293)                                               ---------------

ASSET-BACKED SECURITIES(1) - 8.7%
             1,190  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 5/12/06,
                    Cost $1,188)(2)(4)                                    1,187
           239,516  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.41%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps(2)                                     239,693

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           391,261  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.39%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus 0.04%
                    with no caps                                        391,537
            85,238  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 5.43%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                              85,303
           311,418  Argent Securities Inc., Series 2006
                    M3, Class A2A, VRN, 5.40%,
                    1/25/07, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(2)                                          311,618
           488,990  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.41%, 1/15/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps(2)                    489,544
           414,294  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.42%,
                    1/16/07, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(2)                                          414,634
            44,995  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 5.48%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                              45,027
           284,615  Countrywide Asset-Backed
                    Certificates, Series 2006-6, Class
                    2A1, VRN, 5.42%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.07% with no caps                             284,810
         1,194,505  Countrywide Asset-Backed
                    Certificates, Series 2006-22, Class
                    2A1, VRN, 5.40%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.05% with no caps(2)                        1,195,270
           347,174  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.41%, 1/25/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps(2)                    347,414
           136,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13(2)                      140,271
           516,479  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF11, Class 2A1, VRN, 5.39%,
                    1/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(2)                                          516,771
           426,103  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF12, Class A2, VRN, 5.39%,
                    1/25/07, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(2)                                          426,344
           151,403  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.41%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                             151,526
            92,186  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.42%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus 0.07%
                    with no caps(2)                                      92,258
           480,161  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.39%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus 0.04%
                    with no caps                                        480,499
           198,656  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.43%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus 0.08%
                    with no caps(2)                                     198,822
           361,021  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.41%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps(2)                                     361,275
           466,031  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    5.44%, 1/25/07, resets monthly
                    off the 1-month LIBOR plus 0.09%
                    with a cap of 11.00%                                466,368

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

            62,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34(2)                                    60,140
           361,823  SLC Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.34%,
                    3/15/07, resets quarterly off the
                    3-month LIBOR minus 0.02% with
                    no caps                                             361,710
            48,148  SLM Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.33%,
                    1/25/07, resets quarterly off the
                    3-month LIBOR minus 0.03% with
                    no caps                                              48,176
           300,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.35%,
                    1/25/07, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps(2)                                          300,182
           450,000  SLM Student Loan Trust, Series
                    2006-7, Class A1, VRN, 5.32%,
                    1/25/07, resets quarterly off the
                    3-month LIBOR minus 0.04% with
                    no caps(2)                                          450,113
         1,000,000  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 5.37%,
                    1/25/07, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps                                           1,000,021
           526,153  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.39%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(2)                          526,563
               573  Structured Asset Securities Corp.,
                    Series 2005 WF2, Class A1,
                    VRN, 5.43%, 1/25/07, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps(2)                              573
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         9,387,649
(Cost $9,971,111)                                                ---------------

MUNICIPAL SECURITIES - 2.8%
         1,100,000  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)(2)                     1,332,694
           173,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(2)                                    165,943
         1,300,000  Sacramento City Financing Auth.
                    Rev., Series 2006 E, (Master
                    Lease Program Facilities), 5.25%,
                    12/1/30 (Ambac)(2)                                1,507,090
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            3,005,727
(Cost $2,931,632)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.4%
            29,000  Hydro Quebec, 8.40%, 1/15/22(2)                      37,735
           215,000  Province of Quebec, 5.00%,
                    7/17/09(2)                                          214,505
           198,000  Republic of Italy, 4.00%,
                    6/16/08(2)                                          194,778
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                  447,018
(Cost $443,331)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 14.1%
        15,136,000  FHLB Discount Notes, 4.80%,
                    1/2/07(2)(6)                                     15,136,000
                                                                 ---------------
(Cost $15,133,982)

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 118.8%                                128,087,135
                                                                 ---------------
(COST $127,038,721)

OTHER ASSETS AND LIABILITIES - (18.8)%                              (20,292,936)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 107,794,199
                                                                 ===============

FUTURES CONTRACTS
                                          Underlying Face         Unrealized
Contracts Purchased    Expiration Date    Amount at Value         Gain (Loss)
--------------------------------------------------------------------------------
  140  U.S. Treasury
       2-Year Notes      March 2007         $28,564,375           $ (83,697)
  179  U.S. Treasury
       5-Year Notes      March 2007          18,806,188            (143,340)
                                        ----------------------------------------
                                            $47,370,563           $(227,037)
                                        ========================================

                                          Underlying Face         Unrealized
Contracts Sold         Expiration Date    Amount at Value         Gain (Loss)
--------------------------------------------------------------------------------
   24  U.S. Long Bond    March 2007         $ 2,674,500           $  50,446
  154  U.S. Treasury
       10-Year Notes     March 2007          16,550,188             159,318
                                            ------------------------------------
                                            $19,224,688           $ 209,764
                                            ====================================

SWAP AGREEMENTS

Notional     Description                             Expiration     Unrealized
Amount       of Agreement                               Date        Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
 $2,150,000  Pay quarterly a fixed rate equal
             to 0.40% multiplied by the notional
             amount and receive from Morgan
             Stanley Capital Services Inc. upon
             each default event of one of the
             issues of Dow Jones CDX N.A.
             Investment Grade 6, par value of
             the proportional notional amount.        June 2011      $ (9,046)
  2,000,000  Pay quarterly a fixed rate equal
             to 0.75% multiplied by the notional
             amount and receive from Morgan
             Stanley Capital Services Inc. upon
             each default event of one of the
             issues of Dow Jones CDX N.A.
             Investment Grade High Volume 6,
             par value of the proportional
             notional amount.                         June 2011        (5,263)
  3,000,000  Pay quarterly a fixed rate equal
             to 0.40% multiplied by the notional
             amount and receive from Barclays
             Capital, Inc. upon each default
             event of one of the issues of Dow
             Jones CDX N.A. Investment Grade 7,
             par value of the proportional
             notional amount.                         December 2011    (8,698)
                                                  ------------------------------
                                                                     $(23,007)
                                                  ==============================

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
Ambac = Ambac Assurance Corporation
CDX = Credit Derivative Indexes
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note.  Interest reset date is indicated. Rate shown is effective December 31, 2006.
(1) Final maturity indicated, unless otherwise noted.
(2) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(3) Forward commitment.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  The aggregate value of restricted securities at December 31, 2006, was
    $4,979,409, which represented 4.6% of total net assets.
(5) Industry is less than 0.05% of total net assets.
(6) The rate indicated is the yield to maturity at purchase.

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 127,038,721
                                                                 ===============
Gross tax appreciation of investments                             $   1,205,982
Gross tax depreciation of investments                                  (157,568)
                                                                 ---------------
 Net tax appreciation (depreciation) of investments               $   1,048,414
                                                                 ===============

The cost of investments for federal tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SHORT DURATION FUND
DECEMBER 31, 2006
[american century investments logo and text logo]

SHORT DURATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 43.0%
          $100,000  FHLB, 5.125%, 9/29/10                          $     100,629
           197,000  FHLMC, 5.00%, 9/16/08                                196,893
           235,000  FHLMC, 6.625%, 9/15/09                               244,903
         1,750,000  FHLMC, 4.75%, 11/3/09                              1,741,594
           250,000  FNMA, 4.75%, 8/3/07                                  249,300
         1,750,000  FNMA, 5.375%, 8/15/09                              1,767,963
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                4,301,282
(Cost $4,332,727)                                                ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 25.0%
           250,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38                        239,952
           267,127  Banc of America Commercial
                    Mortgage Inc., Series 2004-3,
                    Class A2 SEQ, 4.35%, 6/10/39                         264,123
           300,000  Chase Commercial Mortgage
                    Securities Corp., Series 2000-2,
                    Class C, 7.93%, 7/15/32                              325,312
           332,392  FHLMC, Series 2632, Class TE,
                    2.50%, 6/15/22                                       326,148
           250,000  FHLMC, Series 2763, Class PB,
                    4.50%, 6/15/14                                       247,756
           250,000  FNMA, Series 2003-54, Class TC,
                    4.50%, 5/25/15                                       245,671
           300,000  LB Commercial Conduit Mortgage
                    Trust, Series 1998 C1, Class C,
                    6.68%, 2/18/30                                       303,320
           300,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                  292,000
           250,000  Merrill Lynch Mortgage Trust,
                    Series 2006 C1, Class A2, VRN,
                    5.61%, 1/1/07                                        254,255
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                              2,498,537
(Cost $2,501,543)                                                ---------------

U.S. TREASURY SECURITIES - 21.3%
            99,689  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11                                99,323
         1,930,000  U.S. Treasury Notes, 4.625%,
                    11/30/08                                           1,923,593
           106,000  U.S. Treasury Notes, 4.625%,
                    11/15/09                                             105,702
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                         2,128,618
(Cost $2,138,563)                                                ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(1) - 8.9%
           456,419  FHLMC, 4.50%, 6/1/21                                 440,096
           451,842  FNMA, 5.00%, 7/1/20                                  444,349
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                               884,445
(Cost $891,616)                                                  ---------------

SHORT DURATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 98.2%                                    9,812,882
                                                                 ---------------
(Cost $9,864,449)

OTHER ASSETS AND LIABILITIES - 1.8%                                      179,024
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $    9,991,906
                                                                 ===============

FUTURES CONTRACTS

                          Expiration         Underlying Face       Unrealized
Contracts Purchased          Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
  18  U.S. Treasury
      2-Year Notes        March 2007           $3,672,563          $ (24,228)
                                          ======================================

                          Expiration         Underlying Face       Unrealized
Contracts Sold               Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
  18  U.S. Treasury
      5-Year Notes        March 2007           $1,891,125           $ 21,428
   6  U.S. Treasury
      10-Year Notes       March 2007              644,813             11,893
                                          --------------------------------------
                                               $2,535,938           $ 33,321
                                          ======================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
LB-UBS = Lehman Brothers Inc. - UBS AG
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
(1) Final maturity indicated, unless otherwise noted.

SHORT DURATION - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  9,864,449
                                                                 ===============
Gross tax appreciation of investments                              $      1,200
Gross tax depreciation of investments                                   (52,767)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    (51,567)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CORE PLUS FUND
DECEMBER 31, 2006

[american century investments logo and text logo]

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 38.7%
   $       988,475  FHLMC, 4.50%, 6/1/21                            $    953,123
         2,250,000  FNMA, 5.50%,
                    settlement date 1/11/07(2)                         2,223,985
         2,000,000  FNMA, 6.00%,
                    settlement date 1/11/07(2)                         2,013,750
         1,500,000  FNMA, 6.50%,
                    settlement date 1/11/07(2)                         1,528,593
           978,970  FNMA, 5.00%, 7/1/20                                  962,734
           497,500  FNMA, 5.00%, 11/1/33                                 481,402
         1,488,207  FNMA, 5.00%, 8/1/34                                1,439,069
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                             9,602,656
(Cost $9,659,582)                                                ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 26.6%
           625,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%, 11/10/38(3)                     599,879
           631,392  Banc of America Commercial
                    Mortgage Inc., Series 2004-3,
                    Class A2 SEQ, 4.35%, 6/10/39(3)                      624,292
           500,000  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 PW14, Class A4 SEQ,
                    5.20%, 12/11/38(3)                                   494,298
           300,000  Chase Commercial Mortgage
                    Securities Corp., Series 2000-2,
                    Class C, 7.93%, 7/15/32                              325,312
           500,000  COBALT Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.22%, 8/15/48(3)                               494,443
           830,980  FHLMC, Series 2632, Class TE,
                    2.50%, 6/15/22                                       815,371
           250,000  FNMA, Series 2003-54, Class TC,
                    4.50%, 5/25/15                                       245,671
           180,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(4)                          178,826
           500,000  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 5.44%, 1/5/07,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with no caps
                    (Acquired 12/14/06,
                    Cost $500,000)(3)                                    500,000
           750,000  LB Commercial Conduit Mortgage
                    Trust, Series 1998 C1, Class C,
                    6.68%, 2/18/30                                       758,300
           750,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(3)                               729,999
           180,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(3)                               177,932
           650,000  Merrill Lynch Mortgage Trust,
                    Series 2006 C1, Class A2, VRN,
                    5.61%, 1/1/07(3)                                     661,062
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                              6,605,385
(Cost $6,630,363)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 14.3%
           250,000  FHLB, 4.625%, 2/1/08(3)                              248,552
           295,000  FHLB, 5.125%, 9/29/10(3)                             296,854
           782,000  FHLMC, 5.00%, 9/16/08(3)                             781,574
           100,000  FHLMC, 5.50%, 3/28/16(3)                             100,472
           700,000  FHLMC, 5.875%, 5/23/16(3)                            711,984
           600,000  FHLMC, 5.30%, 5/12/20(3)                             573,981
           850,000  FNMA, 4.75%, 8/3/07(3)                               847,619
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                3,561,036
(Cost $3,596,504)                                                ---------------

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 11.6%
AEROSPACE & DEFENSE - 0.6%
            55,000  Honeywell International Inc.,
                    5.70%, 3/15/36                                        54,878
            95,000  United Technologies Corp.,
                    6.05%, 6/1/36(3)                                     100,424
                                                                 ---------------
                                                                         155,302
                                                                 ---------------
BEVERAGES - 0.3%
            85,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 12/4/06,
                    Cost $83,900)(4)                                      83,528
                                                                 ---------------
CAPITAL MARKETS - 0.9%
           100,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11(3)                                     99,181
           125,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(3)                                     123,399
                                                                 ---------------
                                                                         222,580
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
            90,000  PNC Bank N.A., 4.875%, 9/21/17                        85,430
            90,000  Wachovia Corp.,
                    5.625%, 10/15/16                                      90,951
                                                                 ---------------
                                                                         176,381
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
           170,000  Bank of America Corp.,
                    4.375%, 12/1/10(3)                                   165,380
            75,000  Bank of America N.A.,
                    6.00%, 10/15/36                                       77,489
           150,000  Citigroup Inc., 5.00%, 9/15/14(3)                    146,690
                                                                 ---------------
                                                                         389,559
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
            70,000  AT&T Inc., 6.80%, 5/15/36                             74,649
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
            70,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                        67,998
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
            95,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                         87,547
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
           250,000  General Electric Co.,
                    5.00%, 2/1/13(3)                                     247,545
                                                                 ---------------
MEDIA - 1.3%
           100,000  Comcast Corp.,
                    5.90%, 3/15/16(3)                                    100,461
           150,000  Cox Communications, Inc.,
                    7.125%, 10/1/12(3)                                   160,098
            50,000  Time Warner Inc.,
                    5.50%, 11/15/11                                       49,925
            20,000  Time Warner Inc.,
                    6.50%, 11/15/36                                       19,972
                                                                 ---------------
                                                                         330,456
                                                                 ---------------

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES - 0.9%
            90,000  Consolidated Edison Co. of
                    New York, Inc., 5.50%, 9/15/16                        90,039
           130,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(3)                                   128,094
                                                                 ---------------
                                                                         218,133
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.6%
            40,000  Anadarko Petroleum Corp.,
                    6.45%, 9/15/36                                        40,554
            50,000  Devon Financing Corp., ULC,
                    7.875%, 9/30/31                                       60,337
           160,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(3)                                     157,420
           150,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(3)                             152,505
                                                                 ---------------
                                                                         410,816
                                                                 ---------------
PHARMACEUTICALS - 0.4%
            90,000  Abbott Laboratories,
                    5.875%, 5/15/16                                       92,869
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
            90,000  ProLogis, 5.625%, 11/15/16                            89,495
                                                                 ---------------
ROAD & RAIL - 0.4%
            95,000  Burlington Northern Santa Fe
                    Corp., 6.20%, 8/15/36(3)                              98,214
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
           150,000  Nextel Communications Inc.,
                    5.95%, 3/15/14(3)                                    146,283
                                                                 ---------------
TOTAL CORPORATE BONDS                                                  2,891,355
(Cost $2,935,500)                                                ---------------

U.S. TREASURY SECURITIES - 6.8%
            27,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21                                       36,043
           151,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(3)                                   188,019
            17,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27                                      19,729
            37,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30                                        44,088
           502,536  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(3)                             485,379
           425,000  U.S. Treasury Notes,
                    5.125%, 6/30/11(3)                                   432,305
           307,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(3)                                  305,981
           110,000  U.S. Treasury Notes,
                    4.875%, 8/15/16(3)                                   111,349
            74,000  U.S. Treasury Notes,
                    4.625%, 11/15/16                                      73,538
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                         1,696,431
(Cost $1,725,042)                                                ---------------

MUNICIPAL SECURITIES - 3.5%
           750,000  Sacramento City Financing Auth.
                    Rev., Series 2006 E, (Master
                    Lease Program Facilities),
                    5.25%, 12/1/30 (Ambac)(3)                            869,475
(Cost $887,024)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 23.2%
         5,756,000  FHLB Discount Notes,
                    4.80%, 1/2/07(3)(5)                                5,756,000
(Cost $5,755,234)                                                ---------------

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 124.7%                                  30,982,338
                                                                 ---------------
(Cost $31,189,249)

OTHER ASSETS AND LIABILITIES - (24.7)%                               (6,132,296)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 24,850,042
                                                                 ===============

FUTURES CONTRACTS

                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
49 U.S. Treasury 5-Year Notes      March 2007       $5,148,063        $(29,204)
16 U.S. Treasury 2-Year Notes      March 2007        3,264,500         (15,786)
                                                 -------------------------------
                                                    $8,412,563        $(44,990)
                                                 ===============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
27 U.S. Treasury 10-Year Notes     March 2007       $2,901,656         $42,721
                                                 ===============================

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective December 31, 2006.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2006 was $583,528, which represented 2.3% of total net assets.
(5) The rate indicated is the yield to maturity at purchase.

CORE PLUS - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 31,189,249
                                                                 ===============
Gross tax appreciation of investments                              $      3,241
Gross tax depreciation of investments                                  (210,152)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $   (206,911)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INVESTMENT TRUST

By:      /s/  William M. Lyons
         ----------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    February 26, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         ----------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    February 26, 2007

By:      /s/  Robert J. Leach
         ----------------------------------------
         Name:    Robert J. Leach
         Title:   Vice President, Treasurer, and
                  Chief Financial Officer
                  (principal financial officer)

Date:    February 26, 2007